UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 33-82174

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company
Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-7
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 26. For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other materials incorporated by reference can be found on the SEC website at: www.sec.gov.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.
Fidelity Variable Insurance Products Fund
• VIP Equity-Income Portfolio: Initial Class*
• VIP Growth Portfolio: Initial Class
• VIP High Income Portfolio: Initial Class *
• VIP Money Market Portfolio: Initial Class
• VIP Overseas Portfolio: Initial Class
Fidelity Variable Insurance Products Fund II
• VIP Asset Manager Portfolio: Initial Class
• VIP Asset Manager: Growth Portfolio: Initial Class
• VIP Contrafund® Portfolio: Initial Class
• VIP Index 500 Portfolio: Initial Class
• VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity Variable Insurance Products Fund III
• VIP Balanced Portfolio: Initial Class
• VIP Growth & Income Portfolio: Initial Class
• VIP Growth Opportunities Portfolio: Initial Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-7 ("variable account") may be allocated to the fixed account.

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF - Nationwide Credit Union Share Insurance Fund.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-accounts- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Synopsis of the Contracts	6
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	7
Condensed Financial Information	7
Nationwide Life Insurance Company	7
Nationwide Investment Services Corporation	7
Investing in the Contract	7
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	9
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Standard Charges and Deductions	10
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	12
Optional Death Benefits
Contract Ownership	12
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	13
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	16
Surrender (Redemption)	16
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	18
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee

Table of Contents (continued)	Page
How Loan Requests are Processed	18
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	18
Contract Owner Services	19
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Lump Sum Payments
Annuity Commencement Date	20
Annuitizing the Contract	20
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	22
Death of Contract Owner - Non-Qualified Contracts
Death of Annuitant - Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payments
Statements and Reports	23
Legal Proceedings	23
Advertising	25
Money Market Yields
Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional Information	26
Appendix A: Underlying Mutual Funds	27
Appendix B: Condensed Financial Information	29
Appendix C: Contract Types and Tax Information	41

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%
Death Benefit Options[6] (an applicant may elect one)
Optional Long Term Care Facility and One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.45%
Optional Long Term Care Facility and 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.50%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract.

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.25%
Administrative Charge (applicable to all contracts)	0.15%
Optional Long Term Care Facility and 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.50%

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)	10% of all purchase payments made to the contract; or
(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.
6 Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2005 charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average underlying mutual fund assets)	0.10%	0.89%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (1.50%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (0.89%)	791	1,132	1,499	2,810	251	772	1,319	2,810	*	772	1,319	2,810
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	708	881	1,078	1.955	168	521	898	1,955	*	521	898	1,955

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.
Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant."

The contracts can be categorized as:
• Individual Retirement Annuities ("IRAs"), with contributions rolled over or transferred from certain tax-qualified plans;
• Investment-only Contracts (Qualified Plans)
• Non-Qualified Contract;
• Roth IRAs; or
• Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Non-Qualified Contract	$15,000	$1,000
Roth IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000
Investment-only Contract (Qualified Plan)	$15,000	$1,000

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

•	by institutional investors;
•	in connection with other Nationwide contracts that have the same annuitant; or
•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks.

Nationwide deducts an administration charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Two optional death benefits are available to contract owners at the time of application. Nationwide will deduct a charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected. For more information about the standard and optional death benefit(s), please see the "Death Benefit Payments" provision.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.

Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account. The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the

New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

•	Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides and related costs incurred. These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a mortality and expense risk charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The administration charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years From Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals prior to age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Optional Death Benefits

For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications, if the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the options chosen. Nationwide may realize a profit from the charge assessed for these options. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged on withdrawals if:

•	the third contract anniversary has passed; and

•	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

•	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

•	Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner (e.g. a trust or corporation) for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has not been established for the benefit of a natural person (e.g. the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant’s lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Non-Qualified Contract	$15,000	$1,000
Roth IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000
Investment-only Contract (Qualified Plan)	$15,000	$1,000

Subsequent purchase payments are not permitted in the State of New York.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.40% to 1.50% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)	adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account at the time the transfer is requested. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is equal to or greater than 30% of the contract value at the time the transfer is requested.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Manager of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter

Nationwide will mail a letter to the contract owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. (see “Lump Sum Payments”). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with

Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan transaction. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide then transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Each Asset Rebalancing reallocation is considered a transfer event. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instructions from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio: Initial Class and the Fidelity VIP Money Market Portfolio: Initial Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is requested. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office. For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Lump Sum Payments

When death benefit proceeds or amounts due upon full surrender are paid out in a lump sum, Nationwide may transfer such amounts to its general account or to an affiliate. Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discretion of, Nationwide or its affiliate, if applicable.

For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among the Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. Once elected or assumed, the annuity payment option may not be changed. The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant’s death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option (1), there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survives the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Please refer to the “Lump Sum Payments” section of “Contract Owner Services” for more information.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Death Benefit Payments

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

For contracts issued before the later of November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before his or her 86th birthday, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less any amounts surrendered; or

(3)	the contract value as of the most recent five year contract anniversary, less any amounts surrendered since that five year anniversary.

If the annuitant dies on or after his or her 86th birthday, the death benefit will be the contract value.

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve contract modifications, contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(a)	the contract value;

(b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(c)
the contract value as of the most recent five year contract anniversary before the annuitant’s 86 th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86 th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Death Benefit After Annuitization Date

For any death benefit option, if the annuitant dies after the annuitization date, payment will be determined based on the annuity payment option selected.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, the remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies)

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF
SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Stadardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager: Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Income and capital growth.

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

No Optional Death Benefits Elected
(variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ	16.381865	17.100638	4.39%	1,883,066	2005
	14.896851	16.381865	9.97%	2,414,517	2004
	11.592229	14.896851	28.51%	2,913,311	2003
	14.156023	11.592229	-18.11%	3,387,196	2002
	15.106920	14.156023	-6.29%	4,069,198	2001
	14.130390	15.106920	6.91%	3,882,248	2000
	13.477888	14.130390	4.84%	4,715,117	1999
	12.245396	13.477888	10.06%	4,522,264	1998
	10.000000	12.245396	22.45%	3,002,855	1997*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ	14.190931	14.804258	4.32%	1,809,848	2005
	13.922094	14.190931	1.93%	2,616,132	2004
	10.628317	13.922094	30.99%	3,519,563	2003
	15.422487	10.628317	-31.09%	4,182,437	2002
	18.995761	15.422487	-18.81%	5,960,258	2001
	21.640361	18.995761	-12.21%	7,489,252	2000
	15.969000	21.640361	35.51%	5,101,104	1999
	11.610523	15.969000	37.54%	3,147,851	1998
	10.000000	11.610523	16.11%	1,898,005	1997*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ	10.976756	11.115850	1.27%	2,363,456	2005
	10.158111	10.976756	8.06%	3,166,722	2004
	8.095108	10.158111	25.48%	4,093,238	2003
	7.936743	8.095108	2.00%	4,761,900	2002
	9.120099	7.936743	-12.98%	5,787,078	2001
	11.930180	9.120099	-23.55%	8,057,837	2000
	11.187199	11.930180	6.64%	11,059,477	1999
	11.859397	11.187199	-5.67%	12,800,840	1998
	10.221866	11.859397	16.02%	11,855,636	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	12.107279	12.301572	1.60%	1,064,672	2005
	12.132788	12.107279	-0.21%	1,403,203	2004
	12.183380	12.132788	-0.42%	1,968,105	2003
	12.150588	12.183380	0.27%	3,319,075	2002
	11.833100	12.150588	2.68%	4,628,056	2001
	11.285433	11.833100	4.85%	3,292,131	2000
	10.883253	11.285433	3.70%	4,611,877	1999
	10.065929	10.883253	8.12%	4,065,479	1998
	10.063199	10.065929	0.03%	3,889,929	1997

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ	13.961227	16.388350	17.38%	1,573,841	2005
	12.460357	13.961227	12.05%	1,920,889	2004
	8.814379	12.460357	41.36%	2,350,188	2003
	11.213840	8.814379	-21.40%	2,866,878	2002
	14.428235	11.213840	-22.28%	3,912,704	2001
	18.088630	14.428235	-20.24%	4,932,146	2000
	12.862332	18.088630	40.63%	5,109,217	1999
	11.569690	12.862332	11.17%	5,585,894	1998
	10.518503	11.569690	9.99%	5,423,416	1997

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class - Q/NQ	14.118235	14.484159	2.59%	343,659	2005
	13.576190	14.118235	3.99%	532,862	2004
	11.670962	13.576190	16.32%	667,790	2003
	12.968654	11.670962	-10.01%	751,105	2002
	13.714827	12.968654	-5.44%	905,729	2001
	14.477303	13.714827	-5.27%	1,115,257	2000
	13.216823	14.477303	9.54%	1,230,196	1999
	11.650850	13.216823	13.44%	1,049,594	1998
	10.000000	11.650850	16.51%	820,436	1997*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager: Growth Portfolio: Initial Class - Q/NQ	13.121142	13.441212	2.44%	264,806	2005
	12.556217	13.121142	4.50%	395,708	2004
	10.324912	12.556217	21.61%	475,279	2003
	12.396395	10.324912	-16.71%	536,122	2002
	13.577036	12.396395	-8.70%	716,843	2001
	15.730503	13.577036	-13.69%	861,064	2000
	13.841884	15.730503	13.64%	909,134	1999
	11.940378	13.841884	15.93%	876,090	1998
	10.000000	11.940378	19.40%	649,082	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class -Q/NQ	18.918542	21.814066	15.31%	2,478,019	2005
	16.615554	18.918542	13.86%	2,982,897	2004
	13.117494	16.615554	26.67%	3,570,402	2003
	14.675949	13.117494	-10.62%	4,075,474	2002
	16.962632	14.675949	-13.48%	5,424,339	2001
	18.422344	16.962632	-7.92%	6,707,116	2000
	15.036722	18.422344	22.52%	6,071,379	1999
	11.732706	15.036722	28.16%	5,106,999	1998
	10.000000	11.732706	17.33%	4,099,646	1997*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	15.412633	15.930573	3.36%	1,514,254	2005
	14.131388	15.412633	9.07%	2,094,825	2004
	11.161105	14.131388	26.61%	2,597,784	2003
	14.558975	11.161105	-23.34%	2,881,955	2002
	16.800024	14.558975	-13.34%	4,016,315	2001
	18.785022	16.800024	-10.57%	4,530,411	2000
	15.809112	18.785022	18.82%	4,259,578	1999
	12.494291	15.809112	26.53%	3,479,661	1998
	10.000000	12.494291	24.94%	2,158,606	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	15.440288	15.558397	0.76%	1,113,556	2005
	14.991569	15.440288	2.99%	1,553,787	2004
	14.452314	14.991569	3.73%	2,340,619	2003
	13.283557	14.452314	8.80%	3,450,937	2002
	12.421795	13.283557	6.94%	3,291,699	2001
	11.326409	12.421795	9.67%	2,965,084	2000
	11.609070	11.326409	-2.43%	3,487,348	1999
	10.817010	11.609070	7.32%	3,388,904	1998
	10.059105	10.817010	7.53%	2,454,357	1997

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Initial Class - Q/NQ	17.458396	18.207189	4.29%	1,855,780	2005
	16.787652	17.458396	4.00%	2,416,716	2004
	14.462478	16.787652	16.08%	3,023,884	2003
	16.068810	14.462478	-10.00%	3,764,687	2002
	16.559606	16.068810	-2.96%	4,900,704	2001
	17.547850	16.559606	-5.63%	5,872,179	2000
	17.022798	17.547850	3.08%	7,788,648	1999
	14.675543	17.022798	15.99%	8,755,609	1998
	12.181451	14.675543	20.47%	8,800,311	1997
	10.000000	11.234358	12.34%	3,416,997	1995*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Initial Class - Q/NQ	15.203560	16.135809	6.13%	995,412	2005
	14.574525	15.203560	4.32%	1,469,101	2004
	11.942147	14.574525	22.04%	1,914,972	2003
	14.524988	11.942147	-17.78%	2,220,568	2002
	16.144665	14.524988	-10.03%	2,911,676	2001
	16.987037	16.144665	-4.69%	3,385,093	2000
	15.781386	16.987037	7.64%	3,863,839	1999
	12.350709	15.781386	27.78%	3,344,233	1998
	10.000000	12.350709	23.51%	2,011,372	1997*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class - Q/NQ	17.751397	19.059879	7.37%	4,481,286	2005
	16.795600	17.751397	5.69%	5,865,216	2004
	13.115822	16.795600	28.06%	7,658,446	2003
	17.020363	13.115822	-22.94%	9,511,083	2002
	20.172772	17.020363	-15.63%	13,321,722	2001
	24.667851	20.172772	-18.22%	17,833,598	2000
	23.993138	24.667851	2.81%	25,447,799	1999
	19.527096	23.993138	22.87%	28,414,698	1998
	15.239855	19.527096	28.13%	28,669,316	1997
	10.000000	13.069019	30.69%	11,095,627	1995*

Optional One-Year Step Up Death Benefit Elected
(variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ	13.776345	14.373528	4.33%	85,022	2005
	12.533878	13.776345	9.91%	123,810	2004
	9.758378	12.533878	28.44%	123,006	2003
	11.922646	9.758378	-18.15%	128,435	2002
	12.730017	11.922646	-6.34%	154,894	2001
	11.913142	12.730017	6.86%	187,086	2000
	11.368793	11.913142	4.79%	207,264	1999
	10.334399	11.368793	10.01%	143,214	1998
	10.000000	10.334399	3.34%	11,206	1997*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ	12.210218	12.731498	4.27%	138,797	2005
	11.984978	12.210218	1.88%	181,648	2004
	9.154131	11.984978	30.92%	195,092	2003
	13.290081	9.154131	-31.12%	198,800	2002
	16.377655	13.290081	-18.85%	240,907	2001
	18.667172	16.377655	-12.26%	447,316	2000
	13.781993	18.667172	35.45%	297,413	1999
	10.025497	13.781993	37.47%	133,287	1998
	10.000000	10.025497	0.25%	20,722	1997*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ	9.339088	9.452649	1.22%	80,835	2005
	8.646967	9.339088	8.00%	161,359	2004
	6.894367	8.646967	25.42%	119,668	2003
	6.762920	6.894367	1.94%	133,862	2002
	7.775236	6.762920	-13.02%	150,130	2001
	10.176069	7.775236	-23.59%	171,239	2000
	9.547168	10.176069	6.59%	203,248	1999
	10.125956	9.547168	-5.72%	154,310	1998
	10.000000	10.125956	1.26%	18,314	1997*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.604286	11.784544	1.55%	28,455	2005
	11.634636	11.604286	-0.26%	25,773	2004
	11.689079	11.634636	-0.47%	152,415	2003
	11.663532	11.689079	0.22%	177,315	2002
	11.364567	11.663532	2.63%	248,620	2001
	10.844055	11.364567	4.80%	94,187	2000
	10.462911	10.844055	3.64%	92,768	1999
	10.066783	10.462911	3.94%	149,066	1998
	10.000000	10.066783	0.67%	103,446	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ	11.897310	13.958571	17.33%	50,925	2005
	10.623695	11.897310	11.99%	54,008	2004
	7.518950	10.623695	41.29%	40,523	2003
	9.570633	7.518950	-21.44%	42,534	2002
	12.320308	9.570633	-22.32%	62,839	2001
	15.453729	12.320308	-20.28%	76,976	2000
	10.994287	15.453729	40.56%	65,541	1999
	9.894400	10.994287	11.12%	48,076	1998
	10.000000	9.894400	-1.06%	12,573	1997*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class - Q/NQ	12.327496	12.640601	2.54%	21,098	2005
	11.860213	12.327496	3.94%	28,103	2004
	10.200970	11.860213	16.27%	33,852	2003
	11.340982	10.200970	-10.05%	44,739	2002
	11.999629	11.340982	-5.49%	48,699	2001
	12.673141	11.999629	-5.31%	54,932	2000
	11.575607	12.673141	9.48%	57,444	1999
	10.209261	11.575607	13.38%	32,492	1998
	10.000000	10.209261	2.09%	9,263	1997*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager: Growth Portfolio: Initial Class - Q/NQ	11.212463	11.480165	2.39%	13,597	2005
	10.735154	11.212463	4.45%	15,178	2004
	8.831934	10.735154	21.55%	15,729	2003
	10.609255	8.831934	-16.75%	17,695	2002
	11.625620	10.609255	-8.74%	23,764	2001
	13.476375	11.625620	-13.73%	25,683	2000
	11.864403	13.476375	13.59%	23,461	1999
	10.239737	11.864403	15.87%	27,444	1998
	10.000000	10.239737	2.40%	3,686	1997*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class -Q/NQ	15.990164	18.428168	15.25%	106,761	2005
	14.050776	15.990164	13.80%	117,489	2004
	11.098298	14.050776	26.60%	124,115	2003
	12.423170	11.098298	-10.66%	133,573	2002
	14.366179	12.423170	-13.52%	170,532	2001
	15.610339	14.366179	-7.97%	254,589	2000
	12.747959	15.610339	22.45%	182,647	1999
	9.951886	12.747959	28.10%	118,880	1998
	10.000000	9.951886	-0.48%	10,284	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.698760	13.118871	3.31%	100,088	2005
	11.649028	12.698760	9.01%	114,023	2004
	9.205181	11.649028	26.55%	122,337	2003
	12.013694	9.205181	-23.38%	132,507	2002
	13.870024	12.013694	-13.38%	159,178	2001
	15.516650	13.870024	-10.61%	203,665	2000
	13.065126	15.516650	18.76%	174,367	1999
	10.330898	13.065126	26.47%	91,737	1998
	10.000000	10.330898	3.31%	3,705	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.431813	14.534850	0.71%	50,574	2005
	14.019511	14.431813	2.94%	72,042	2004
	13.522075	14.019511	3.68%	76,877	2003
	12.434847	13.522075	8.74%	101,660	2002
	11.634088	12.434847	6.88%	64,996	2001
	10.613518	11.634088	9.62%	55,274	2000
	10.883913	10.613518	-2.48%	66,413	1999
	10.146469	10.883913	7.27%	10,876	1998
	10.000000	10.146469	1.46%	0	1997*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Initial Class - Q/NQ	12.177449	12.693334	4.24%	19,511	2005
	11.715543	12.177449	3.94%	31,733	2004
	10.097995	11.715543	16.02%	32,540	2003
	11.225264	10.097995	-10.04%	37,961	2002
	11.574021	11.225264	-3.01%	38,648	2001
	12.270926	11.574021	-5.68%	61,102	2000
	11.909803	12.270926	3.03%	102,797	1999
	10.272783	11.909803	15.94%	70,479	1998
	10.000000	10.272783	2.73%	8,383	1997*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Initial Class - Q/NQ	12.762230	13.537939	6.08%	33,992	2005
	12.240411	12.762230	4.26%	68,420	2004
	10.034701	12.240411	21.98%	74,118	2003
	12.211208	10.034701	-17.82%	78,929	2002
	13.579820	12.211208	-10.08%	132,560	2001
	14.295582	13.579820	-5.01%	154,167	2000
	13.287693	14.295582	7.59%	153,521	1999
	10.404380	13.287693	27.71%	117,575	1998
	10.000000	10.404380	4.04%	6,119	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class - Q/NQ	9.413600	10.102384	7.32%	139,840	2005
	8.911262	9.413600	5.64%	175,022	2004
	6.962409	8.911262	27.99%	187,805	2003
	9.039693	6.962409	-22.98%	191,834	2002
	10.719454	9.039693	-15.67%	250,183	2001
	13.114680	10.719454	-18.26%	328,826	2000
	12.762442	13.114680	2.76%	464,485	1999
	10.392122	12.762442	22.81%	341,678	1998
	10.000000	10.392122	3.92%	39,914	1997*

Optional 5% Enhanced Death Benefit Elected
(variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ	13.726398	14.314186	4.28%	51,930	2005
	12.494773	13.726398	9.86%	70,414	2004
	9.732886	12.494773	28.38%	71,345	2003
	11.897518	9.732886	-18.19%	73,278	2002
	12.709684	11.897518	-6.39%	71,430	2001
	11.900112	12.709684	6.80%	68,914	2000
	11.362118	11.900112	4.73%	59,406	1999
	10.333567	11.362118	9.95%	54,381	1998
	10.000000	10.333567	3.34%	4,862	1997*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ	12.165962	12.678940	4.22%	54,879	2005
	11.947602	12.165962	1.83%	62,950	2004
	9.130201	11.947602	30.86%	63,375	2003
	13.262071	9.130201	-31.16%	66,078	2002
	16.351497	13.262071	-18.89%	74,355	2001
	18.646776	16.351497	-12.31%	75,389	2000
	13.773906	18.646776	35.38%	68,415	1999
	10.024687	13.773906	37.40%	42,192	1998
	10.000000	10.024687	0.25%	2,478	1997*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ	9.305233	9.413616	1.16%	43,217	2005
	8.619983	9.305233	7.95%	49,229	2004
	6.876332	8.619983	25.36%	52,202	2003
	6.748658	6.876332	1.89%	54,717	2002
	7.762794	6.748658	-13.06%	59,071	2001
	10.164929	7.762794	-23.63%	64,359	2000
	9.541553	10.164929	6.53%	67,174	1999
	10.125138	9.541553	-5.76%	46,036	1998
	10.000000	10.125138	1.25%	6,537	1997*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.562155	11.735816	1.50%	22,978	2005
	11.598279	11.562155	-0.31%	24,928	2004
	11.658464	11.598279	-0.52%	25,016	2003
	11.638891	11.658464	0.17%	25,144	2002
	11.346346	11.638891	2.58%	41,069	2001
	10.832134	11.346346	4.75%	37,534	2000
	10.456715	10.832134	3.59%	49,021	1999
	10.065929	10.456715	3.88%	71,766	1998
	10.000000	10.065929	0.66%	0	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ	11.854202	13.900964	17.27%	18,273	2005
	10.590569	11.854202	11.93%	20,167	2004
	7.499286	10.590569	41.22%	21,152	2003
	9.550445	7.499286	-21.48%	21,108	2002
	12.300620	9.550445	-22.36%	23,111	2001
	15.436822	12.300620	-20.32%	24,233	2000
	10.987826	15.436822	40.49%	15,948	1999
	9.893604	10.987826	11.06%	9,431	1998
	10.000000	9.893604	-1.06%	3,738	1997*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class - Q/NQ	12.282785	12.588399	2.49%	2,015	2005
	11.823194	12.282785	3.89%	8,019	2004
	10.174290	11.823194	16.21%	13,948	2003
	11.317060	10.174290	-10.10%	15,612	2002
	11.980443	11.317060	-5.54%	14,892	2001
	12.659254	11.980443	-5.36%	16,047	2000
	11.568800	12.659254	9.43%	16,139	1999
	10.208441	11.568800	13.33%	10,642	1998
	10.000000	10.208441	2.09%	0	1997*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager: Growth Portfolio: Initial Class - Q/NQ	11.171781	11.432724	2.34%	7,616	2005
	10.701637	11.171781	4.39%	7,762	2004
	8.808823	10.701637	21.49%	7,994	2003
	10.586882	8.808823	-16.79%	8,181	2002
	11.607029	10.586882	-8.79%	9,841	2001
	13.461613	11.607029	-13.78%	9,392	2000
	11.857417	13.461613	13.53%	9,917	1999
	10.238907	11.857417	15.81%	6,520	1998
	10.000000	10.238907	2.39%	1,231	1997*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class -Q/NQ	15.932173	18.352053	15.19%	34,168	2005
	14.006921	15.932173	13.75%	35,313	2004
	11.069273	14.006921	26.54%	36,435	2003
	12.396983	11.069273	-10.71%	36,953	2002
	14.343222	12.396983	-13.57%	39,850	2001
	15.593260	14.343222	-8.02%	42,232	2000
	12.740463	15.593260	22.39%	35,989	1999
	9.951081	12.740463	28.03%	21,842	1998
	10.000000	9.951081	-0.49%	4,703	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.652688	13.064662	3.26%	59,424	2005
	11.612663	12.652688	8.96%	63,463	2004
	9.181101	11.612663	26.48%	61,972	2003
	11.988361	9.181101	-23.42%	62,561	2002
	13.847864	11.988361	-13.43%	72,467	2001
	15.499687	13.847864	-10.66%	73,250	2000
	13.057468	15.499687	18.70%	59,044	1999
	10.330070	13.057468	26.40%	27,002	1998
	10.000000	10.330070	3.30%	1,768	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.379491	14.474832	0.66%	20,355	2005
	13.975777	14.379491	2.89%	22,529	2004
	13.486744	13.975777	3.63%	25,063	2003
	12.408647	13.486744	8.69%	25,085	2002
	11.615489	12.408647	6.83%	28,454	2001
	10.601902	11.615489	9.56%	29,771	2000
	10.877515	10.601902	-2.53%	18,814	1999
	10.145651	10.877515	7.21%	6,850	1998
	10.000000	10.145651	1.46%	4,398	1997*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Initial Class - Q/NQ	12.133277	12.640884	4.18%	9,612	2005
	11.678968	12.133277	3.89%	11,052	2004
	10.071577	11.678968	15.96%	12,729	2003
	11.201595	10.071577	-10.09%	12,118	2002
	11.555522	11.201595	-3.06%	24,064	2001
	12.257491	11.555522	-5.73%	23,036	2000
	11.902806	12.257491	2.98%	22,552	1999
	10.271954	11.902806	15.88%	8,804	1998
	10.000000	10.271954	2.72%	1,363	1997*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Initial Class - Q/NQ	12.715976	13.482057	6.02%	18,124	2005
	12.202238	12.715976	4.21%	24,620	2004
	10.008474	12.202238	21.92%	28,822	2003
	12.185475	10.008474	-17.87%	26,625	2002
	13.558120	12.185475	-10.12%	40,331	2001
	14.279936	13.558120	-5.05%	41,235	2000
	13.279886	14.279936	7.53%	41,588	1999
	10.403545	13.279886	27.65%	9,027	1998
	10.000000	10.403545	4.04%	3,430	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class - Q/NQ	9.379466	10.060671	7.26%	54,320	2005
	8.883453	9.379466	5.58%	94,316	2004
	6.944197	8.883453	27.93%	96,979	2003
	9.020627	6.944197	-23.02%	100,295	2002
	10.702308	9.020627	-15.71%	135,413	2001
	13.100322	10.702308	-18.31%	147,881	2000
	12.754941	13.100322	2.71%	161,121	1999
	10.391285	12.754941	22.75%	118,332	1998
	10.000000	10.391285	3.91%	8,780	1997*

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Individual Retirement Annuities ("IRAs")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire balance in the contract within a required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner’s interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged;, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity or a Traditional IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States citizens, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is two or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4 Dublin, Ohio 43017-1522, or calling 1-800-848-6331, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-7 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.20%) and Nationwide Mutual Fire Insurance Company (4.80%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than

1

this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financials statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd, Columbus, Ohio, 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934.

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2005, 2004, and 2003, no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

3

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 1,340,064 shares (cost $12,898,359)	$16,429,186
AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 129,973 shares (cost $2,646,237)	3,175,239
AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 13,047 shares (cost $153,724)	209,921
AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 15,841 shares (cost $240,997)	252,188
AIM VIF – International Growth Fund – Series II Shares (AIMIntGr2) 73,578 shares (cost $1,117,946)	1,692,287
AIM VIF – Mid Cap Core Equity Fund – Series I Shares (AIMMidCore) 60,445 shares (cost $704,801)	822,653
AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq) 24,881 shares (cost $476,496)	555,341
AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2) 92,996 shares (cost $1,663,406)	2,062,643
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 407,354 shares (cost $8,197,818)	10,041,270
Alliance VPSF – AllianceBernstein International Value Portfolio – Class B (AlIntlValB) 324,956 shares (cost $4,174,736)	6,148,174
Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 133,430 shares (cost $2,783,229)	3,541,239
Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 794,154 shares (cost $10,046,003)	13,492,685
Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 66,211 shares (cost $872,739)	1,103,737
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 15,714 shares (cost $373,661)	409,834
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 71,651 shares (cost $1,928,648)	2,279,950
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 154,414 shares (cost $4,548,612)	4,915,007
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 126,750 shares (cost $2,251,201)	2,697,230
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 425,727 shares (cost $2,148,302)	2,499,019
Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS) 1,605,325 shares (cost $12,194,482)	12,361,004
Federated IS – International Equity Fund II (FedIntEq) 13,465 shares (cost $152,245)	194,165
Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2) 33,222 shares (cost $567,741)	787,018
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 296,138 shares (cost $3,422,028)	3,346,362
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 1,311,738 shares (cost $15,219,068)	14,757,054
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,509,332 shares (cost $33,709,218)	$38,472,860
Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,353,556 shares (cost $30,882,869)	34,366,792
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 1,981,820 shares (cost $41,704,959)	49,882,403
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 986,637 shares (cost $40,719,033)	33,249,652
Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 1,111,318 shares (cost $48,094,154)	37,295,833
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 961,955 shares (cost $25,479,776)	32,023,488
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 4,814,291 shares (cost $31,311,820)	29,704,174
Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 2,776,254 shares (cost $17,378,924)	17,046,200
Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2) 3,147,433 shares (cost $19,650,178)	19,136,391
Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt) 32,411,729 shares (cost $32,411,729)	32,411,729
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 1,463,234 shares (cost $23,947,424)	30,157,261
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 568,276 shares (cost $7,578,623)	11,661,025
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 448,678 shares (cost $6,275,454)	9,170,983
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 217,118 shares (cost $3,564,552)	4,411,832
Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 63,698 shares (cost $1,012,098)	1,305,803
Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal) 67,225 shares (cost $721,098)	847,039
Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2) 117,909 shares (cost $1,095,355)	1,476,225
Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr) 321,628 shares (cost $4,051,518)	4,171,518
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS) 275,329 shares (cost $3,745,796)	3,546,233
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2) 182,451 shares (cost $2,199,031)	2,335,369
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 390,842 shares (cost $5,276,472)	5,878,261
Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS) 379,797 shares (cost $5,668,637)	5,674,173
Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2) 284,719 shares (cost $3,971,510)	4,216,694
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 2,103,389 shares (cost $50,875,314)	65,268,175
Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 1,631,606 shares (cost $39,189,076)	50,465,568
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 1,905,531 shares (cost $40,059,799)	58,480,739
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPI500) 544,181 shares (cost $71,760,681)	$77,208,429
Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd) 4,423,610 shares (cost $57,790,261)	56,445,267
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS) 19,791 shares (cost $169,034)	181,290
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2) 341,202 shares (cost $2,708,627)	3,074,228
Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal) 2,611,963 shares (cost $37,571,842)	38,604,811
Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS) 999,723 shares (cost $13,600,027)	14,695,935
Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2) 585,602 shares (cost $7,769,537)	8,561,497
Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class (FidVIPDyCapS) 78,220 shares (cost $537,840)	676,600
Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2 (FidVIPDyCapS2) 497,774 shares (cost $3,241,398)	4,270,898
Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn) 1,300,159 shares (cost $18,135,287)	19,177,342
Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS) 1,908,724 shares (cost $28,460,627)	27,981,895
Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2) 1,194,014 shares (cost $14,623,976)	17,349,016
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 5,768,958 shares (cost $117,187,857)	100,033,730
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 1,809,984 shares (cost $37,662,341)	31,367,019
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2) 355,028 shares (cost $5,441,617)	6,117,129
Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap) 148,248 shares (cost $3,308,531)	5,204,991
Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 714,859 shares (cost $15,378,165)	24,984,312
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 1,864,746 shares (cost $38,766,319)	64,650,741
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 33,574 shares (cost $384,756)	469,028
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 488,916 shares (cost $6,378,348)	6,854,598
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 141,277 shares (cost $2,232,517)	2,558,528
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 30,907 shares (cost $384,676)	489,575
Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 16,441 shares (cost $254,055)	272,257
Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 242,820 shares (cost $3,775,447)	4,021,098
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 69,970 shares (cost $1,065,882)	1,214,682
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II (GVITMidCap2) 536,378 shares (cost $8,143,822)	9,279,347

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2) 173,556 shares (cost $1,889,329)	$2,259,701
Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 606,007 shares (cost $7,863,452)	7,920,516
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 2,172,327 shares (cost $26,226,509)	25,068,650
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 1,606,543 shares (cost $16,762,357)	19,230,315
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 3,269,236 shares (cost $33,253,852)	33,575,058
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 13,260,466 shares (cost $131,559,182)	151,169,310
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 5,187,741 shares (cost $51,541,233)	61,422,855
Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 4,614,123 shares (cost $46,806,747)	50,340,084
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 27,843,852 shares (cost $27,843,852)	27,843,852
Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 257,634 shares (cost $3,307,564)	4,055,159
Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 53,675 shares (cost $628,252)	618,877
Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 663,220 shares (cost $7,724,218)	7,580,608
Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 36,960 shares (cost $801,290)	841,941
Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 329,225 shares (cost $7,522,013)	7,417,446
Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 89,841 shares (cost $1,206,124)	1,119,413
MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 519,920 shares (cost $4,269,774)	5,053,626
MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 1,022,390 shares (cost $6,180,120)	7,361,209
MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS) 280,069 shares (cost $3,516,557)	4,327,070
MFS® VIT – Value Series – Service Class (MFSValS) 659,060 shares (cost $6,786,018)	8,205,291
MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2) 258,923 shares (cost $2,439,012)	2,609,948
MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2) 284,334 shares (cost $2,683,853)	3,136,207
MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2) 2,976,472 shares (cost $29,998,860)	30,955,307
Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes) 29,117 shares (cost $410,304)	434,140
Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 444,339 shares (cost $14,413,235)	16,987,070
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 12,578 shares (cost $352,724)	421,984
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 345,225 shares (cost $9,845,665)	11,444,202
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 22,711 shares (cost $546,420)	$758,078
Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 285,360 shares (cost $6,428,007)	9,462,547
Oppenheimer High Income Fund/VA – Initial Class (OppHighInc) 236,001 shares (cost $1,932,565)	1,991,852
Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 814,624 shares (cost $13,968,516)	17,620,319
Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap) 51,843 shares (cost $650,040)	890,657
Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 3,965,769 shares (cost $19,619,714)	20,582,339
Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 37,043 shares (cost $851,110)	976,077
Putnam VT International Equity Fund – IB Shares (PVTIntEq) 27,641 shares (cost $369,670)	449,450
Putnam VT Small Cap Value – IB Shares (PVTSmCapVal) 22,929 shares (cost $375,356)	525,756
Putnam VT Voyager II Fund – IB Shares (PVTVoyII) 33,753 shares (cost $857,224)	963,638
STI Classic Variable Trust – Capital Appreciation Fund (STICapAp) 17,348 shares (cost $267,955)	281,898
STI Classic Variable Trust – International Equity Fund (STIIntlEq) 875 shares (cost $8,201)	10,666
STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd) 669 shares (cost $6,827)	6,796
STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV) 5,214 shares (cost $55,080)	64,492
STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal) 18,282 shares (cost $239,059)	267,281
STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq) 13,278 shares (cost $137,102)	179,382
STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal) 6,129 shares (cost $102,024)	111,791
Van Kampen LIT – Comstock Portfolio – Class II (VKCom2) 1,565,178 shares (cost $18,040,494)	21,364,675
Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2) 197,238 shares (cost $4,416,398)	5,485,187
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 202,049 shares (cost $2,320,960)	2,315,478
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 187,602 shares (cost $3,834,298)	4,299,848

Total investments	1,792,181,915
Accounts receivable	103,762

Total assets	1,792,285,677
Accounts payable	–

Contract owners’ equity (note 4)	$1,792,285,677

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMIntGr2	AIMMidCore	AIMPreEq
Reinvested dividends	$37,880,046	–	–	–	–	9,333	4,145	4,612
Mortality and expense risk charges (note 2)	(23,050,251)	(215,991)	(43,681)	(2,151)	(1,835)	(19,129)	(8,331)	(5,601)

Net investment income (loss)	14,829,795	(215,991)	(43,681)	(2,151)	(1,835)	(9,796)	(4,186)	(989)

Proceeds from mutual fund shares sold	446,790,849	2,746,308	1,006,286	5,559	96,454	269,408	40,172	16,424
Cost of mutual fund shares sold	(451,567,092)	(1,879,419)	(727,721)	(3,490)	(81,943)	(201,324)	(28,698)	(12,574)

Realized gain (loss) on investments	(4,776,243)	866,889	278,565	2,069	14,511	68,084	11,474	3,850
Change in unrealized gain (loss) on investments	73,925,482	(187,262)	(26,036)	16,328	1,796	180,234	16,749	21,064

Net gain (loss) on investments	69,149,239	679,627	252,529	18,397	16,307	248,318	28,223	24,914

Reinvested capital gains	23,014,795	188,856	–	–	–	–	25,338	–

Net increase (decrease) in contract owners’ equity resulting from operations	$106,993,829	652,492	208,848	16,246	14,472	238,522	49,375	23,925

Investment activity:	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
Reinvested dividends	$12,794	127,872	29,773	–	74,810	–	–	35,000
Mortality and expense risk charges (note 2)	(27,266)	(132,195)	(73,661)	(40,949)	(167,285)	(11,595)	(4,640)	(24,562)

Net investment income (loss)	(14,472)	(4,323)	(43,888)	(40,949)	(92,475)	(11,595)	(4,640)	10,438

Proceeds from mutual fund shares sold	307,372	1,383,156	1,037,214	574,555	1,791,767	73,125	39,224	155,932
Cost of mutual fund shares sold	(217,996)	(967,267)	(721,553)	(438,153)	(1,062,328)	(41,961)	(32,894)	(115,674)

Realized gain (loss) on investments	89,376	415,889	315,661	136,402	729,439	31,164	6,330	40,258
Change in unrealized gain (loss) on investments	3,231	(92,526)	468,262	293,401	(551,682)	44,190	8,198	30,606

Net gain (loss) on investments	92,607	323,363	783,923	429,803	177,757	75,354	14,528	70,864

Reinvested capital gains	–	–	96,937	–	582,281	2,718	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$78,135	319,040	836,972	388,854	667,563	66,477	9,888	81,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS
Reinvested dividends	$68,605	33,506	21,296	997,227	–	–	125,273	557,425
Mortality and expense risk charges (note 2)	(63,878)	(32,831)	(33,242)	(165,619)	(2,035)	(8,367)	(38,527)	(199,200)

Net investment income (loss)	4,727	675	(11,946)	831,608	(2,035)	(8,367)	86,746	358,225

Proceeds from mutual fund shares sold	1,603,609	332,247	391,562	4,440,194	26,993	60,338	363,791	2,633,089
Cost of mutual fund shares sold	(1,435,490)	(236,429)	(292,192)	(4,094,778)	(19,503)	(37,815)	(382,773)	(2,748,534)

Realized gain (loss) on investments	168,119	95,818	99,370	345,416	7,490	22,523	(18,982)	(115,445)
Change in unrealized gain (loss) on investments	(11,472)	(3,708)	(79,066)	(1,067,000)	7,949	67,655	(85,372)	(392,159)

Net gain (loss) on investments	156,647	92,110	20,304	(721,584)	15,439	90,178	(104,354)	(507,604)

Reinvested capital gains	–	–	–	–	–	–	21,492	101,399

Net increase (decrease) in contract owners’ equity resulting from operations	$161,374	92,785	8,358	110,024	13,404	81,811	3,884	(47,980)

Investment activity:	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
Reinvested dividends	$734,912	586,263	735,988	209,729	166,644	92,472	5,038,700	2,838,569
Mortality and expense risk charges (note 2)	(586,331)	(367,780)	(650,280)	(525,718)	(401,874)	(411,780)	(460,130)	(193,651)

Net investment income (loss)	148,581	218,483	85,708	(315,989)	(235,230)	(319,308)	4,578,570	2,644,918

Proceeds from mutual fund shares sold	12,128,807	7,851,504	10,280,714	14,430,396	9,939,033	8,666,081	19,339,599	6,090,430
Cost of mutual fund shares sold	(11,594,961)	(7,238,149)	(9,687,211)	(23,462,607)	(15,957,279)	(8,784,409)	(16,405,197)	(8,303,058)

Realized gain (loss) on investments	533,846	613,355	593,503	(9,032,211)	(6,018,246)	(118,328)	2,934,402	(2,212,628)
Change in unrealized gain (loss) on investments	(687,156)	(597,189)	(510,291)	10,563,863	7,853,157	1,668,397	(7,174,316)	(200,165)

Net gain (loss) on investments	(153,310)	16,166	83,212	1,531,652	1,834,911	1,550,069	(4,239,914)	(2,412,793)

Reinvested capital gains	1,614,992	1,355,258	1,819,525	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,610,263	1,589,907	1,988,445	1,215,663	1,599,681	1,230,761	338,656	232,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R	FidVIPOvSR	FidVIPVal
Reinvested dividends	$2,949,283	1,091,056	200,585	68,957	47,626	14,479	7,121	3,773
Mortality and expense risk charges (note 2)	(259,735)	(464,270)	(405,443)	(114,542)	(109,315)	(39,777)	(12,608)	(8,579)

Net investment income (loss)	2,689,548	626,786	(204,858)	(45,585)	(61,689)	(25,298)	(5,487)	(4,806)

Proceeds from mutual fund shares sold	5,282,275	30,158,643	7,492,567	2,624,159	1,638,689	524,832	456,497	258,061
Cost of mutual fund shares sold	(4,960,688)	(30,158,643)	(8,612,001)	(2,303,190)	(1,189,081)	(444,618)	(391,185)	(172,425)

Realized gain (loss) on investments	321,587	–	(1,119,434)	320,969	449,608	80,214	65,312	85,636
Change in unrealized gain (loss) on investments	(2,842,946)	–	5,772,176	1,466,840	936,539	564,125	143,458	(38,027)

Net gain (loss) on investments	(2,521,359)	–	4,652,742	1,787,809	1,386,147	644,339	208,770	47,609

Reinvested capital gains	–	–	156,980	62,061	47,626	13,717	6,409	–

Net increase (decrease) in contract owners’ equity resulting from operations	$168,189	626,786	4,604,864	1,804,285	1,372,084	632,758	209,692	42,803

Investment activity:	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
Reinvested dividends	$5,126	132,700	93,713	60,265	220,307	173,256	121,860	199,189
Mortality and expense risk charges (note 2)	(19,440)	(69,565)	(37,816)	(33,352)	(102,685)	(62,551)	(58,808)	(908,650)

Net investment income (loss)	(14,314)	63,135	55,897	26,913	117,622	110,705	63,052	(709,461)

Proceeds from mutual fund shares sold	265,182	1,956,845	925,131	865,342	3,343,214	1,728,403	942,316	14,830,705
Cost of mutual fund shares sold	(213,391)	(2,555,159)	(1,197,277)	(913,079)	(3,572,215)	(2,004,710)	(954,894)	(14,590,156)

Realized gain (loss) on investments	51,791	(598,314)	(272,146)	(47,737)	(229,001)	(276,307)	(12,578)	240,549
Change in unrealized gain (loss) on investments	23,383	609,637	300,512	60,024	245,999	318,862	47,254	9,652,927

Net gain (loss) on investments	75,174	11,323	28,366	12,287	16,998	42,555	34,676	9,893,476

Reinvested capital gains	–	–	–	–	2,824	2,341	1,669	12,449

Net increase (decrease) in contract owners’ equity resulting from operations	$60,860	74,458	84,263	39,200	137,444	155,601	99,397	9,196,464

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPI500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2	FidVIPBal	FidVIPBalS
Reinvested dividends	$101,480	68,937	1,598,271	2,451,994	–	–	1,189,592	415,815
Mortality and expense risk charges (note 2)	(489,042)	(712,627)	(1,017,079)	(767,085)	(2,042)	(41,636)	(586,297)	(154,132)

Net investment income (loss)	(387,562)	(643,690)	581,192	1,684,909	(2,042)	(41,636)	603,295	261,683

Proceeds from mutual fund shares sold	9,271,603	6,301,809	24,063,516	18,271,440	141,133	1,041,468	11,762,489	3,707,428
Cost of mutual fund shares sold	(9,052,090)	(4,828,794)	(28,493,011)	(18,966,174)	(107,710)	(769,213)	(11,937,503)	(4,077,969)

Realized gain (loss) on investments	219,513	1,473,015	(4,429,495)	(694,734)	33,423	272,255	(175,014)	(370,541)
Change in unrealized gain (loss) on investments	7,249,171	6,855,187	6,452,695	(1,895,914)	(16,484)	(135,128)	1,051,664	719,774

Net gain (loss) on investments	7,468,684	8,328,202	2,023,200	(2,590,648)	16,939	137,127	876,650	349,233

Reinvested capital gains	9,225	9,848	–	1,481,413	5,194	89,531	32,592	11,880

Net increase (decrease) in contract owners’ equity resulting from operations	$7,090,347	7,694,360	2,604,392	575,674	20,091	185,022	1,512,537	622,796

Investment activity:	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2	FidVIPGrOp	FidVIPGrOpS
Reinvested dividends	$221,952	–	–	374,283	458,834	243,003	1,070,339	286,550
Mortality and expense risk charges (note 2)	(114,372)	(5,213)	(48,674)	(309,394)	(297,678)	(228,662)	(1,500,338)	(326,981)

Net investment income (loss)	107,580	(5,213)	(48,674)	64,889	161,156	14,341	(429,999)	(40,431)

Proceeds from mutual fund shares sold	1,620,190	129,062	781,302	8,867,194	7,578,403	3,105,551	30,616,002	7,540,714
Cost of mutual fund shares sold	(1,557,752)	(109,849)	(595,780)	(10,405,371)	(9,027,645)	(3,207,536)	(36,939,476)	(10,799,091)

Realized gain (loss) on investments	62,438	19,213	185,522	(1,538,177)	(1,449,242)	(101,985)	(6,323,474)	(3,258,377)
Change in unrealized gain (loss) on investments	157,422	87,184	504,875	2,572,718	2,998,056	1,068,958	13,654,909	5,628,955

Net gain (loss) on investments	219,860	106,397	690,397	1,034,541	1,548,814	966,973	7,331,435	2,370,578

Reinvested capital gains	6,625	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$334,065	101,184	641,723	1,099,430	1,709,970	981,314	6,901,436	2,330,147

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
Reinvested dividends	$46,970	–	–	–	–	–	24,193	6,006
Mortality and expense risk charges (note 2)	(80,713)	(61,410)	(240,927)	(789,196)	(5,090)	(94,701)	(27,322)	(5,172)

Net investment income (loss)	(33,743)	(61,410)	(240,927)	(789,196)	(5,090)	(94,701)	(3,129)	834

Proceeds from mutual fund shares sold	1,723,777	703,444	5,539,462	7,136,609	41,922	3,230,604	183,311	44,027
Cost of mutual fund shares sold	(1,905,178)	(411,805)	(3,364,743)	(4,447,366)	(22,770)	(2,997,018)	(141,564)	(31,314)

Realized gain (loss) on investments	(181,401)	291,639	2,174,719	2,689,243	19,152	233,586	41,747	12,713
Change in unrealized gain (loss) on investments	635,630	452,431	1,381,892	6,359,187	(18,634)	(356,076)	13,835	27,988

Net gain (loss) on investments	454,229	744,070	3,556,611	9,048,430	518	(122,490)	55,582	40,701

Reinvested capital gains	–	76,781	408,006	990,060	15,223	236,576	14,403	–

Net increase (decrease) in contract owners’ equity resulting from operations	$420,486	759,441	3,723,690	9,249,294	10,651	19,385	66,856	41,535

Investment activity:	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITMidCap2	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd
Reinvested dividends	$3,021	41,578	11,082	75,658	8,758	18,851	–	982,040
Mortality and expense risk charges (note 2)	(2,630)	(40,608)	(12,267)	(109,483)	(26,300)	(48,005)	–	(343,272)

Net investment income (loss)	391	970	(1,185)	(33,825)	(17,542)	(29,154)	–	638,768

Proceeds from mutual fund shares sold	56,803	1,174,108	57,284	2,116,987	424,480	3,465,721	4,084	5,642,346
Cost of mutual fund shares sold	(50,601)	(1,067,495)	(36,306)	(1,388,940)	(341,222)	(3,159,548)	(4,068)	(6,058,326)

Realized gain (loss) on investments	6,202	106,613	20,978	728,047	83,258	306,173	16	(415,980)
Change in unrealized gain (loss) on investments	9,257	134,839	23,350	(365,319)	310,490	37,220	–	259,547

Net gain (loss) on investments	15,459	241,452	44,328	362,728	393,748	343,393	16	(156,433)

Reinvested capital gains	8,586	122,975	69,110	533,366	189,133	603,155	–	48,515

Net increase (decrease) in contract owners’ equity resulting from operations	$24,436	365,397	112,253	862,269	565,339	917,394	16	530,850

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$351,599	956,670	3,384,799	1,217,311	1,306,476	724,025	–	412
Mortality and expense risk charges (note 2)	(261,241)	(451,272)	(1,955,539)	(788,488)	(661,202)	(347,954)	(46,480)	(6,639)

Net investment income (loss)	90,358	505,398	1,429,260	428,823	645,274	376,071	(46,480)	(6,227)

Proceeds from mutual fund shares sold	3,251,733	5,752,965	12,790,995	6,740,738	10,531,713	24,266,626	1,102,564	55,645
Cost of mutual fund shares sold	(2,258,190)	(5,396,759)	(10,097,927)	(4,990,408)	(9,095,139)	(24,266,626)	(835,386)	(40,269)

Realized gain (loss) on investments	993,543	356,206	2,693,068	1,750,330	1,436,574	–	267,178	15,376
Change in unrealized gain (loss) on investments	(287,724)	(939,487)	(753,666)	(151,703)	(1,354,259)	–	12,659	(67,903)

Net gain (loss) on investments	705,819	(583,281)	1,939,402	1,598,627	82,315	–	279,837	(52,527)

Reinvested capital gains	369,290	735,372	2,522,476	1,220,095	900,876	–	–	70,435

Net increase (decrease) in contract owners’ equity resulting from operations	$1,165,467	657,489	5,891,138	3,247,545	1,628,465	376,071	233,357	11,681

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
Reinvested dividends	$27	–	–	13,383	7,541	–	–	55,769
Mortality and expense risk charges (note 2)	(101,633)	(9,340)	(81,993)	(12,801)	(72,478)	(101,897)	(54,900)	(111,314)

Net investment income (loss)	(101,606)	(9,340)	(81,993)	582	(64,937)	(101,897)	(54,900)	(55,545)

Proceeds from mutual fund shares sold	2,391,220	152,611	2,476,510	133,419	1,206,690	1,693,092	795,507	1,298,194
Cost of mutual fund shares sold	(1,792,999)	(103,456)	(2,057,633)	(123,241)	(933,251)	(1,317,048)	(574,984)	(901,436)

Realized gain (loss) on investments	598,221	49,155	418,877	10,178	273,439	376,044	220,523	396,758
Change in unrealized gain (loss)on investments	(1,263,185)	(56,153)	(527,278)	(99,951)	(95,547)	(206,366)	(38,865)	(124,591)

Net gain (loss) on investments	(664,964)	(6,998)	(108,401)	(89,773)	177,892	169,678	181,658	272,167

Reinvested capital gains	888,021	98,370	877,614	183,987	–	–	–	197,798

Net increase (decrease) in contract owners’ equity resulting from operations	$121,451	82,032	687,220	94,796	112,955	67,781	126,758	414,420

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
Reinvested dividends	$10,193	25,904	460,134	–	132,915	1,784	56,077	7,455
Mortality and expense risk charges (note 2)	(28,619)	(34,644)	(359,366)	(4,183)	(231,389)	(3,513)	(101,828)	(7,606)

Net investment income (loss)	(18,426)	(8,740)	100,768	(4,183)	(98,474)	(1,729)	(45,751)	(151)

Proceeds from mutual fund shares sold	100,734	140,067	3,227,020	224,536	3,529,110	30,770	1,953,362	67,297
Cost of mutual fund shares sold	(89,151)	(102,560)	(2,888,209)	(223,000)	(2,542,555)	(24,504)	(1,642,594)	(40,810)

Realized gain (loss) on investments	11,583	37,507	338,811	1,536	986,555	6,266	310,768	26,487
Change in unrealized gain (loss) on investments	(42,261)	(10,821)	(2,254,890)	23,376	(341,078)	43,395	952,026	62,242

Net gain (loss) on investments	(30,678)	26,686	(1,916,079)	24,912	645,477	49,661	1,262,794	88,729

Reinvested capital gains	72,903	244,089	2,662,890	1,037	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,799	262,035	847,579	21,766	547,003	47,932	1,217,043	88,578

Investment activity:	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppStratBdS	PVTGroInc	PVTIntEq	PVTSmCapVal
Reinvested dividends	$83,114	123,434	208,360	–	807,174	13,726	6,227	868
Mortality and expense risk charges (note 2)	(114,550)	(22,094)	(226,918)	(8,901)	(250,930)	(11,168)	(4,887)	(5,593)

Net investment income (loss)	(31,436)	101,340	(18,558)	(8,901)	556,244	2,558	1,340	(4,725)

Proceeds from mutual fund shares sold	1,682,305	180,500	1,825,713	57,127	2,153,360	118,323	166,697	58,816
Cost of mutual fund shares sold	(1,181,424)	(160,641)	(1,384,919)	(33,223)	(1,962,494)	(96,638)	(134,473)	(31,695)

Realized gain (loss) on investments	500,881	19,859	440,794	23,904	190,866	21,685	32,224	27,121
Change in unrealized gain (loss) on investments	576,844	(96,246)	321,487	34,176	(520,444)	12,595	9,018	(22,373)

Net gain (loss) on investments	1,077,725	(76,387)	762,281	58,080	(329,578)	34,280	41,242	4,748

Reinvested capital gains	–	–	–	21,276	–	–	–	28,175

Net increase (decrease) in contract owners’ equity resulting from operations	$1,046,289	24,953	743,723	70,455	226,666	36,838	42,582	28,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal	STIMidCapEq	STISmCapVal
Reinvested dividends	$6,617	397	271	265	598	4,357	802	472
Mortality and expense risk charges (note 2)	(12,283)	(4,137)	(173)	(104)	(868)	(3,801)	(2,615)	(1,135)

Net investment income (loss)	(5,666)	(3,740)	98	161	(270)	556	(1,813)	(663)

Proceeds from mutual fund shares sold	234,410	15,966	14,517	105	8,270	69,084	25,036	3,600
Cost of mutual fund shares sold	(189,708)	(14,603)	(12,036)	(106)	(6,637)	(56,054)	(19,217)	(2,979)

Realized gain (loss) on investments	44,702	1,363	2,481	(1)	1,633	13,030	5,819	621
Change in unrealized gain (loss) on investments	4,675	(4,422)	(1,351)	(118)	3,364	(8,057)	17,832	(651)

Net gain (loss) on investments	49,377	(3,059)	1,130	(119)	4,997	4,973	23,651	(30)

Reinvested capital gains	–	–	–	–	–	–	–	11,485

Net increase (decrease) in contract owners’ equity resulting from operations	$43,711	(6,799)	1,228	42	4,727	5,529	21,838	10,792

Investment activity:	VKCom2	VKEmGr2	VKCorPlus2	VKUSRealEst2
Reinvested dividends	$201,626	756	64,248	50,809
Mortality and expense risk charges (note 2)	(272,602)	(77,219)	(23,734)	(54,621)

Net investment income (loss)	(70,976)	(76,463)	40,514	(3,812)

Proceeds from mutual fund shares sold	4,382,186	1,379,072	94,909	2,649,258
Cost of mutual fund shares sold	(2,980,080)	(1,048,105)	(94,699)	(2,069,906)

Realized gain (loss) on investments	1,402,106	330,967	210	579,352
Change in unrealized gain (loss) on investments	(1,478,704)	47,266	(6,499)	(141,002)

Net gain (loss) on investments	(76,598)	378,233	(6,289)	438,350

Reinvested capital gains	698,166	–	13,603	119,768

Net increase (decrease) in contract owners’ equity resulting from operations	$550,592	301,770	47,828	554,306

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBValue2		AIMCapAp2		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$14,829,795	7,639,706	(215,991)	(202,560)	(43,681)	(42,401)	(2,151)	(1,862)
Realized gain (loss) on investments	(4,776,243)	(33,246,093)	866,889	358,958	278,565	127,311	2,069	3,392
Change in unrealized gain (loss) on investments	73,925,482	158,968,781	(187,262)	1,258,724	(26,036)	37,375	16,328	19,455
Reinvested capital gains	23,014,795	8,982,158	188,856	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	106,993,829	142,344,552	652,492	1,415,122	208,848	122,285	16,246	20,985

Equity transactions:
Purchase payments received from contract owners (note 3)	50,077,610	169,551,386	699,912	1,990,430	185,601	441,704	788	61,021
Transfers between funds	–	–	(577,085)	565,912	(379,983)	114,694	5,133	5,933
Redemptions (note 3)	(279,949,063)	(253,305,505)	(1,284,387)	(981,310)	(207,782)	(372,854)	(3,526)	(9,592)
Annuity benefits	(193,770)	(194,275)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(96,182)	(109,719)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,780,500)	(2,987,384)	(28,722)	(25,441)	(7,263)	(7,816)	(76)	(539)
Adjustments to maintain reserves	122,135	328,213	437	2,718	54	311	(4)	(2)

Net equity transactions	(232,819,770)	(86,717,284)	(1,189,845)	1,552,309	(409,373)	176,039	2,315	56,821

Net change in contract owners’ equity	(125,825,941)	55,627,268	(537,353)	2,967,431	(200,525)	298,324	18,561	77,806
Contract owners’ equity beginning of period	1,918,111,618	1,862,484,350	16,966,976	13,999,545	3,375,836	3,077,512	191,366	113,560

Contract owners’ equity end of period	$1,792,285,677	1,918,111,618	16,429,623	16,966,976	3,175,311	3,375,836	209,927	191,366

CHANGES IN UNITS:
Beginning units	154,226,966	159,381,291	1,498,502	1,352,155	330,900	316,154	16,085	10,904

Units purchased	22,024,168	35,859,366	176,958	338,316	63,808	99,254	537	6,241
Units redeemed	(39,819,757)	(41,013,691)	(280,922)	(191,969)	(104,538)	(84,508)	(344)	(1,060)

Ending units	136,431,377	154,226,966	1,394,538	1,498,502	290,170	330,900	16,278	16,085

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMCapDev2		AIMIntGr2		AIMMidCore		AIMPreEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,835)	(1,532)	(9,796)	(11,547)	(4,186)	(6,183)	(989)	(2,736)
Realized gain (loss) on investments	14,511	5,271	68,084	66,695	11,474	28,171	3,850	3,922
Change in unrealized gain (loss) on investments	1,796	9,395	180,234	268,145	16,749	21,923	21,064	19,928
Reinvested capital gains	–	–	–	–	25,338	31,198	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,472	13,134	238,522	323,293	49,375	75,109	23,925	21,114

Equity transactions:
Purchase payments received from contract owners (note 3)	26,072	14,583	–	75,394	26,492	218,489	10,030	158,328
Transfers between funds	129,090	58,045	(158,945)	(172,584)	51,611	(28,190)	14,704	(5,025)
Redemptions (note 3)	(857)	(2,316)	(89,192)	(123,609)	(29,923)	(47,808)	(10,819)	(6,676)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41)	–	(2,314)	(4,467)	(687)	(427)	(62)	(16)
Adjustments to maintain reserves	–	10	4	210	(12)	35	17	3

Net equity transactions	154,264	70,322	(250,447)	(225,056)	47,481	142,099	13,870	146,614

Net change in contract owners’ equity	168,736	83,456	(11,925)	98,237	96,856	217,208	37,795	167,728
Contract owners’ equity beginning of period	83,456	–	1,704,214	1,605,977	725,829	508,621	517,581	349,853

Contract owners’ equity end of period	$252,192	83,456	1,692,289	1,704,214	822,685	725,829	555,376	517,581

CHANGES IN UNITS:
Beginning units	7,100	–	128,816	148,422	59,558	46,999	49,381	35,260

Units purchased	20,850	37,288	–	14,706	6,768	22,963	2,337	15,974
Units redeemed	(8,582)	(30,188)	(18,797)	(34,312)	(2,921)	(10,404)	(1,085)	(1,853)

Ending units	19,368	7,100	110,019	128,816	63,405	59,558	50,633	49,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMPreEq2		AlGrIncB		AlIntlValB		AlLrgCpGrB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,472)	(20,149)	(4,323)	(52,922)	(43,888)	(51,841)	(40,949)	(38,244)
Realized gain (loss) on investments	89,376	17,503	415,889	209,247	315,661	400,692	136,402	65,090
Change in unrealized gain (loss) on investments	3,231	87,204	(92,526)	708,816	468,262	899,828	293,401	169,406
Reinvested capital gains	–	–	–	–	96,937	14,261	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	78,135	84,558	319,040	865,141	836,972	1,262,940	388,854	196,252

Equity transactions:
Purchase payments received from contract owners (note 3)	100,321	172,465	404,192	1,877,865	–	383,174	59,536	357,066
Transfers between funds	(155,837)	88,337	(19,553)	406,512	(549,666)	(1,284,651)	224,961	(68,327)
Redemptions (note 3)	(98,728)	(53,203)	(768,586)	(798,953)	(412,610)	(295,851)	(198,763)	(202,674)
Annuity benefits	(560)	(136)	(577)	(139)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,429)	(1,207)	(12,740)	(21,883)	(8,857)	(7,947)	(4,602)	(6,226)
Adjustments to maintain reserves	241	(114)	1,030	1,831	893	2,580	299	428

Net equity transactions	(157,992)	206,142	(396,234)	1,465,233	(970,240)	(1,202,695)	81,431	80,267

Net change in contract owners’ equity	(79,857)	290,700	(77,194)	2,330,374	(133,268)	60,245	470,285	276,519
Contract owners’ equity beginning of period	2,142,760	1,852,060	10,119,306	7,788,932	6,281,818	6,221,573	3,071,305	2,794,786

Contract owners’ equity end of period	$2,062,903	2,142,760	10,042,112	10,119,306	6,148,550	6,281,818	3,541,590	3,071,305

CHANGES IN UNITS:
Beginning units	227,049	204,961	878,709	742,495	380,692	465,461	318,337	309,330

Units purchased	16,343	35,711	103,545	277,349	–	93,537	65,630	53,199
Units redeemed	(33,123)	(13,623)	(137,063)	(141,135)	(57,039)	(178,306)	(59,946)	(44,192)

Ending units	210,269	227,049	845,191	878,709	323,653	380,692	324,021	318,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AISmMdCpB		DrySmCapIxS		DrySRGro		DryStklx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(92,475)	(141,602)	(11,595)	(5,483)	(4,640)	(2,952)	10,438	13,323
Realized gain (loss) on investments	729,439	446,022	31,164	40,032	6,330	20,847	40,258	14,194
Change in unrealized gain (loss) on investments	(551,682)	1,383,549	44,190	95,447	8,198	(3,939)	30,606	135,230
Reinvested capital gains	582,281	274,737	2,718	19,037	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	667,563	1,962,706	66,477	149,033	9,888	13,956	81,302	162,747

Equity transactions:
Purchase payments received from contract owners (note 3)	392,960	1,028,433	121,357	356,540	10,241	163,678	327,089	492,565
Transfers between funds	(160,814)	257,127	10,994	(19,412)	(9,777)	1,635	(41,571)	25,790
Redemptions (note 3)	(701,256)	(742,068)	(32,410)	(55,011)	(24,919)	(14,958)	(67,422)	(39,900)
Annuity benefits	(624)	(148)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(15,357)	(18,158)	(875)	(600)	(417)	–	(2,883)	(1,039)
Adjustments to maintain reserves	1,403	5,237	38	54	(6)	70	106	242

Net equity transactions	(483,688)	530,423	99,104	281,571	(24,878)	150,425	215,319	477,658

Net change in contract owners’ equity	183,875	2,493,129	165,581	430,604	(14,990)	164,381	296,621	640,405
Contract owners’ equity beginning of period	13,310,099	10,816,970	938,233	507,629	424,838	260,457	1,983,446	1,343,041

Contract owners’ equity end of period	$13,493,974	13,310,099	1,103,814	938,233	409,848	424,838	2,280,067	1,983,446

CHANGES IN UNITS:
Beginning units	898,836	859,724	70,029	45,605	43,895	29,343	174,082	129,158

Units purchased	119,329	204,836	13,160	34,623	1,026	27,015	35,205	51,463
Units redeemed	(152,948)	(165,724)	(5,060)	(10,199)	(3,825)	(12,463)	(12,969)	(6,539)

Ending units	865,217	898,836	78,129	70,029	41,096	43,895	196,318	174,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryStklxS		FedAmLeadS		FedCapApS		FedHiIncS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,727	10,961	675	(533)	(11,946)	(21,913)	831,608	701,916
Realized gain (loss) on investments	168,119	108,404	95,818	35,465	99,370	39,523	345,416	234,873
Change in unrealized gain (loss) on investments	(11,472)	233,406	(3,708)	159,483	(79,066)	131,965	(1,067,000)	131,581
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	161,374	352,771	92,785	194,415	8,358	149,575	110,024	1,068,370

Equity transactions:
Purchase payments received from contract owners (note 3)	459,337	2,174,665	77,808	381,197	50,636	338,040	319,975	1,309,633
Transfers between funds	(139,643)	607,497	50,915	137,331	(120,826)	158,272	(478,943)	603,108
Redemptions (note 3)	(370,639)	(253,855)	(179,741)	(111,135)	(229,418)	(151,498)	(1,399,446)	(939,709)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,546)	(5,669)	(7,740)	(1,730)	(10,136)	(3,472)	(28,722)	(22,953)
Adjustments to maintain reserves	128	432	37	245	30	513	331	2,157

Net equity transactions	(63,363)	2,523,070	(58,721)	405,908	(309,714)	341,855	(1,586,805)	952,236

Net change in contract owners’ equity	98,011	2,875,841	34,064	600,323	(301,356)	491,430	(1,476,781)	2,020,606
Contract owners’ equity beginning of period	4,817,048	1,941,207	2,663,199	2,062,876	2,800,440	2,309,010	13,837,890	11,817,284

Contract owners’ equity end of period	$4,915,059	4,817,048	2,697,263	2,663,199	2,499,084	2,800,440	12,361,109	13,837,890

CHANGES IN UNITS:
Beginning units	363,953	159,827	242,829	203,311	266,015	231,866	1,065,920	989,694

Units purchased	133,653	343,696	24,606	54,463	8,063	59,289	273,004	342,942
Units redeemed	(137,431)	(139,570)	(29,832)	(14,945)	(37,693)	(25,140)	(394,417)	(266,716)

Ending units	360,175	363,953	237,603	242,829	236,385	266,015	944,507	1,065,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedIntEq		FedMidCpGr2		FedQualBd		FedQualBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,035)	(1,972)	(8,367)	(6,443)	86,746	79,530	358,225	422,246
Realized gain (loss) on investments	7,490	5,857	22,523	5,053	(18,982)	(2,578)	(115,445)	(45,347)
Change in unrealized gain (loss) on investments	7,949	17,890	67,655	85,600	(85,372)	(25,250)	(392,159)	(230,692)
Reinvested capital gains	–	–	–	–	21,492	25,388	101,399	143,313

Net increase (decrease) in contract owners’ equity resulting from operations	13,404	21,775	81,811	84,210	3,884	77,090	(47,980)	289,520

Equity transactions:
Purchase payments received from contract owners (note 3)	–	55,038	10,295	238,237	115,314	946,367	359,341	2,436,797
Transfers between funds	(18,489)	(14,743)	(3,103)	25,063	28,726	212,549	(251,201)	(605,588)
Redemptions (note 3)	(6,453)	(3,500)	(28,299)	(8,424)	(203,343)	(358,969)	(1,435,080)	(1,042,847)
Annuity benefits	–	–	–	–	–	–	(535)	(136)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(223)	(282)	(6)	(4,948)	(10,620)	(34,423)	(27,000)
Adjustments to maintain reserves	(16)	5	13	40	(64)	67	(47)	670

Net equity transactions	(24,958)	36,577	(21,376)	254,910	(64,315)	789,394	(1,361,945)	761,896

Net change in contract owners’ equity	(11,554)	58,352	60,435	339,120	(60,431)	866,484	(1,409,925)	1,051,416
Contract owners’ equity beginning of period	205,713	147,361	726,618	387,498	3,406,732	2,540,248	16,166,987	15,115,571

Contract owners’ equity end of period	$194,159	205,713	787,053	726,618	3,346,301	3,406,732	14,757,062	16,166,987

CHANGES IN UNITS:
Beginning units	18,034	14,585	56,524	34,404	301,028	229,888	1,438,086	1,371,824

Units purchased	–	5,235	2,794	23,273	27,506	120,171	155,441	452,263
Units redeemed	(2,259)	(1,786)	(4,367)	(1,153)	(33,446)	(49,031)	(277,496)	(386,001)

Ending units	15,775	18,034	54,951	56,524	295,088	301,028	1,316,031	1,438,086

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPEI		FidVIPEIS		FidVIPEIS2		FidVIPGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$148,581	107,004	218,483	166,995	85,708	22,534	(315,989)	(571,046)
Realized gain (loss) on investments	533,846	(965,277)	613,355	(321,873)	593,503	(392)	(9,032,211)	(10,009,836)
Change in unrealized gain (loss) on investments	(687,156)	5,063,430	(597,189)	3,721,210	(510,291)	4,368,617	10,563,863	11,119,633
Reinvested capital gains	1,614,992	188,624	1,355,258	137,596	1,819,525	167,733	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,610,263	4,393,781	1,589,907	3,703,928	1,988,445	4,558,492	1,215,663	538,751

Equity transactions:
Purchase payments received from contract owners (note 3)	512,538	838,657	507,693	1,337,110	1,274,955	5,516,746	597,100	917,381
Transfers between funds	1,137,548	1,747,390	(292,400)	755,879	(1,693,521)	1,319,509	(3,716,210)	(2,526,406)
Redemptions (note 3)	(11,752,230)	(10,544,922)	(6,473,706)	(3,847,525)	(4,194,989)	(3,029,831)	(10,103,354)	(11,845,276)
Annuity benefits	(9,396)	(9,155)	(1,158)	(281)	–	–	(40,908)	(44,957)
Annual contract maintenance charges (note 2)	(6,513)	(7,061)	–	–	–	–	(7,983)	(9,664)
Contingent deferred sales charges (note 2)	(19,010)	(30,119)	(49,667)	(65,254)	(88,188)	(70,938)	(26,933)	(55,890)
Adjustments to maintain reserves	47	2,188	805	1,262	5,573	18,316	22,517	31,141

Net equity transactions	(10,137,016)	(8,003,022)	(6,308,433)	(1,818,809)	(4,696,170)	3,753,802	(13,275,771)	(13,533,671)

Net change in contract owners’ equity	(8,526,753)	(3,609,241)	(4,718,526)	1,885,119	(2,707,725)	8,312,294	(12,060,108)	(12,994,920)
Contract owners’ equity beginning of period	46,999,584	50,608,825	39,086,115	37,200,996	52,594,896	44,282,602	45,327,377	58,322,297

Contract owners’ equity end of period	$38,472,831	46,999,584	34,367,589	39,086,115	49,887,171	52,594,896	33,267,269	45,327,377

CHANGES IN UNITS:
Beginning units	2,896,630	3,424,309	2,974,661	3,113,981	4,658,436	4,300,709	3,223,167	4,218,568

Units purchased	273,351	397,763	193,440	343,186	637,870	881,442	143,716	289,207
Units redeemed	(901,003)	(925,442)	(657,855)	(482,506)	(1,060,997)	(523,715)	(1,096,018)	(1,284,608)

Ending units	2,268,978	2,896,630	2,510,246	2,974,661	4,235,309	4,658,436	2,270,865	3,223,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPGrS2		FidVIPHI		FidVIPHIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(235,230)	(394,855)	(319,308)	(413,787)	4,578,570	2,895,384	2,644,918	1,667,592
Realized gain (loss) on investments	(6,018,246)	(5,621,637)	(118,328)	(1,221,137)	2,934,402	3,186,581	(2,212,628)	(2,987,547)
Change in unrealized gain (loss) on investments	7,853,157	6,896,242	1,668,397	2,105,803	(7,174,316)	(3,135,682)	(200,165)	3,121,143
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,599,681	879,750	1,230,761	470,879	338,656	2,946,283	232,125	1,801,188

Equity transactions:
Purchase payments received from contract owners (note 3)	254,956	339,055	561,927	1,768,381	353,928	435,410	92,344	197,464
Transfers between funds	(2,909,222)	(2,755,064)	(1,098,055)	(1,165,121)	(1,754,513)	(909,775)	(1,847,034)	(583,907)
Redemptions (note 3)	(6,658,915)	(3,969,746)	(3,995,897)	(3,001,436)	(8,762,806)	(9,358,068)	(3,768,073)	(2,918,127)
Annuity benefits	–	(805)	–	–	(8,992)	(14,695)	(1,144)	(1,153)
Annual contract maintenance charges (note 2)	–	–	–	–	(4,616)	(5,442)	–	–
Contingent deferred sales charges (note 2)	(67,482)	(65,182)	(94,289)	(85,844)	(7,037)	(19,674)	(26,278)	(42,062)
Adjustments to maintain reserves	(200)	2,590	549	9,674	421	8,292	626	1,755

Net equity transactions	(9,380,863)	(6,449,152)	(4,625,765)	(2,474,346)	(10,183,615)	(9,863,952)	(5,549,559)	(3,346,030)

Net change in contract owners’ equity	(7,781,182)	(5,569,402)	(3,395,004)	(2,003,467)	(9,844,959)	(6,917,669)	(5,317,434)	(1,544,842)
Contract owners’ equity beginning of period	45,077,084	50,646,486	35,419,888	37,423,355	39,548,593	46,466,262	22,364,172	23,909,014

Contract owners’ equity end of period	$37,295,902	45,077,084	32,024,884	35,419,888	29,703,634	39,548,593	17,046,738	22,364,172

CHANGES IN UNITS:
Beginning units	3,820,516	4,386,812	5,106,094	5,503,924	3,630,254	4,594,500	2,423,282	2,810,258

Units purchased	39,918	123,151	637,643	750,592	884,090	1,110,208	81,871	198,193
Units redeemed	(836,291)	(689,447)	(1,316,131)	(1,148,422)	(1,826,712)	(2,074,454)	(685,907)	(585,169)

Ending units	3,024,143	3,820,516	4,427,606	5,106,094	2,687,632	3,630,254	1,819,246	2,423,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPHIS2		FidVIPMMkt		FidVIPOv		FidVIPOvS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,689,548	1,391,787	626,786	(42,016)	(204,858)	(53,379)	(45,585)	19,986
Realized gain (loss) on investments	321,587	(565,437)	–	–	(1,119,434)	(4,525,108)	320,969	(365,926)
Change in unrealized gain (loss) on investments	(2,842,946)	778,319	–	–	5,772,176	7,953,977	1,466,840	1,680,337
Reinvested capital gains	–	–	–	–	156,980	–	62,061	–

Net increase (decrease) in contract owners’ equity resulting from operations	168,189	1,604,669	626,786	(42,016)	4,604,864	3,375,490	1,804,285	1,334,397

Equity transactions:
Purchase payments received from contract owners (note 3)	460,265	1,320,961	1,205,923	1,602,345	341,990	568,223	–	104,094
Transfers between funds	(1,121,136)	(434,949)	9,784,206	998,046	420,229	1,771,104	(827,634)	(1,617,711)
Redemptions (note 3)	(2,006,372)	(1,384,423)	(17,423,886)	(18,146,176)	(6,552,056)	(8,125,055)	(1,641,237)	(1,310,184)
Annuity benefits	–	–	(82,117)	(14,928)	(934)	(7,476)	–	(1,060)
Annual contract maintenance charges (note 2)	–	–	(2,516)	(3,743)	(5,027)	(5,522)	–	–
Contingent deferred sales charges (note 2)	(50,206)	(29,314)	(79,558)	(119,565)	(12,081)	(18,280)	(15,081)	(23,492)
Adjustments to maintain reserves	1,362	6,014	3,333	5,548	(94)	6,100	271	2,077

Net equity transactions	(2,716,087)	(521,711)	(6,594,615)	(15,678,473)	(5,807,973)	(5,810,906)	(2,483,681)	(2,846,276)

Net change in contract owners’ equity	(2,547,898)	1,082,958	(5,967,829)	(15,720,489)	(1,203,109)	(2,435,416)	(679,396)	(1,511,879)
Contract owners’ equity beginning of period	21,685,188	20,602,230	38,382,444	54,102,933	31,359,999	33,795,415	12,340,609	13,852,488

Contract owners’ equity end of period	$19,137,290	21,685,188	32,414,615	38,382,444	30,156,890	31,359,999	11,661,213	12,340,609

CHANGES IN UNITS:
Beginning units	2,341,459	2,404,278	3,218,350	4,532,670	2,254,225	2,717,889	1,061,644	1,338,806

Units purchased	333,865	467,819	2,258,193	2,304,590	222,141	348,305	–	39,456
Units redeemed	(631,888)	(530,638)	(2,841,198)	(3,618,910)	(628,620)	(811,969)	(209,175)	(316,618)

Ending units	2,043,436	2,341,459	2,635,345	3,218,350	1,847,746	2,254,225	852,469	1,061,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPOvS2		FidVIPOvS2R		FidVIPOvSR		FidVIPVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(61,689)	(16,783)	(25,298)	(11,017)	(5,487)	(5,062)	(4,806)	667
Realized gain (loss) on investments	449,608	449,641	80,214	(1,789)	65,312	623	85,636	48,555
Change in unrealized gain (loss) on investments	936,539	507,224	564,125	283,154	143,458	150,247	(38,027)	23,959
Reinvested capital gains	47,626	–	13,717	–	6,409	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,372,084	940,082	632,758	270,348	209,692	145,808	42,803	73,181

Equity transactions:
Purchase payments received from contract owners (note 3)	–	285,688	353,079	188,668	98,376	105,990	–	15,402
Transfers between funds	(470,615)	(1,074,399)	1,234,353	2,030,536	131,180	948,815	114,154	171,084
Redemptions (note 3)	(1,031,154)	(813,522)	(228,059)	(63,404)	(250,975)	(78,755)	(170,337)	(42,392)
Annuity benefits	–	–	–	–	(482)	(112)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,605)	(30,571)	(5,224)	(1,417)	(2,857)	(791)	(1,360)	(401)
Adjustments to maintain reserves	1,867	4,424	567	171	281	(79)	(4)	(20)

Net equity transactions	(1,527,507)	(1,628,380)	1,354,716	2,154,554	(24,477)	975,068	(57,547)	143,673

Net change in contract owners’ equity	(155,423)	(688,298)	1,987,474	2,424,902	185,215	1,120,876	(14,744)	216,854
Contract owners’ equity beginning of period	9,328,152	10,016,450	2,424,902	–	1,120,876	–	861,783	644,929

Contract owners’ equity end of period	$9,172,729	9,328,152	4,412,376	2,424,902	1,306,091	1,120,876	847,039	861,783

CHANGES IN UNITS:
Beginning units	1,049,600	1,264,290	197,038	–	100,201	–	75,284	61,973

Units purchased	–	134,498	163,573	213,297	43,426	111,163	19,013	30,931
Units redeemed	(163,377)	(349,188)	(56,633)	(16,259)	(45,054)	(10,962)	(23,859)	(17,620)

Ending units	886,223	1,049,600	303,978	197,038	98,573	100,201	70,438	75,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPVal2		FidVIPAMGr		FidVIPAMGrS		FidVIPAMGrS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,314)	(5,541)	63,135	60,906	55,897	59,641	26,913	30,673
Realized gain (loss) on investments	51,791	28,146	(598,314)	(525,220)	(272,146)	(317,267)	(47,737)	(113,446)
Change in unrealized gain (loss) on investments	23,383	114,652	609,637	720,692	300,512	454,286	60,024	206,525
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	60,860	137,257	74,458	256,378	84,263	196,660	39,200	123,752

Equity transactions:
Purchase payments received from contract owners (note 3)	10,678	13,048	120,179	161,509	7,821	45,358	6,871	36,475
Transfers between funds	(104,282)	32,587	(429,909)	202,260	(182,858)	(166,725)	(436,993)	20
Redemptions (note 3)	(115,669)	(125,340)	(1,459,240)	(1,404,144)	(652,013)	(547,742)	(387,400)	(474,489)
Annuity benefits	–	–	–	(2,717)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,008)	(1,100)	–	–	–	–
Contingent deferred sales charges (note 2)	(2,185)	(4,708)	(1,809)	(5,229)	(8,223)	(8,358)	(8,622)	(9,534)
Adjustments to maintain reserves	156	624	(80)	217	(98)	81	65	1,143

Net equity transactions	(211,302)	(83,789)	(1,771,867)	(1,049,204)	(835,371)	(677,386)	(826,079)	(446,385)

Net change in contract owners’ equity	(150,442)	53,468	(1,697,409)	(792,826)	(751,108)	(480,726)	(786,879)	(322,633)
Contract owners’ equity beginning of period	1,626,826	1,573,358	5,868,849	6,661,675	4,297,283	4,778,009	3,122,330	3,444,963

Contract owners’ equity end of period	$1,476,384	1,626,826	4,171,440	5,868,849	3,546,175	4,297,283	2,335,451	3,122,330

CHANGES IN UNITS:
Beginning units	144,568	153,119	450,386	533,547	396,705	461,854	358,223	411,988

Units purchased	3,643	12,723	14,433	33,888	5,335	12,899	944	18,959
Units redeemed	(22,602)	(21,274)	(151,598)	(117,049)	(83,698)	(78,048)	(96,477)	(72,724)

Ending units	125,609	144,568	313,221	450,386	318,342	396,705	262,690	358,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPAM		FidVIPAMS		FidVIPAMS2		FidVIPCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$117,622	140,216	110,705	132,682	63,052	66,225	(709,461)	(702,916)
Realized gain (loss) on investments	(229,001)	(490,836)	(276,307)	(356,411)	(12,578)	(63,952)	240,549	(731,916)
Change in unrealized gain (loss) on investments	245,999	697,116	318,862	511,921	47,254	183,868	9,652,927	10,020,079
Reinvested capital gains	2,824	–	2,341	–	1,669	–	12,449	–

Net increase (decrease) in contract owners’ equity resulting from operations	137,444	346,496	155,601	288,192	99,397	186,141	9,196,464	8,585,247

Equity transactions:
Purchase payments received from contract owners (note 3)	118,212	137,775	17,469	99,933	47,233	11,190	768,783	1,267,938
Transfers between funds	(68,759)	193,159	(340,411)	(434,438)	(133,893)	(261,695)	3,791,966	2,936,291
Redemptions (note 3)	(2,938,883)	(2,416,880)	(1,301,938)	(683,963)	(734,472)	(203,451)	(15,785,372)	(14,874,422)
Annuity benefits	–	(2,413)	–	(1,173)	–	–	–	(17,674)
Annual contract maintenance charges (note 2)	(1,121)	(1,188)	–	–	–	–	(11,555)	(12,043)
Contingent deferred sales charges (note 2)	(2,522)	(12,179)	(14,081)	(8,002)	(17,260)	(5,091)	(32,115)	(52,789)
Adjustments to maintain reserves	(235)	(600)	(102)	1,536	134	1,032	525	13,337

Net equity transactions	(2,893,308)	(2,102,326)	(1,639,063)	(1,026,107)	(838,258)	(458,015)	(11,267,768)	(10,739,362)

Net change in contract owners’ equity	(2,755,864)	(1,755,830)	(1,483,462)	(737,915)	(738,861)	(271,874)	(2,071,304)	(2,154,115)
Contract owners’ equity beginning of period	8,633,926	10,389,756	7,157,568	7,895,483	4,955,687	5,227,561	67,339,563	69,493,678

Contract owners’ equity end of period	$5,878,062	8,633,926	5,674,106	7,157,568	4,216,826	4,955,687	65,268,259	67,339,563

CHANGES IN UNITS:
Beginning units	615,773	770,719	595,788	685,066	499,428	546,660	3,579,619	4,203,351

Units purchased	36,177	66,217	5,796	34,901	5,430	8,145	382,314	459,492
Units redeemed	(243,553)	(221,163)	(144,425)	(124,179)	(89,817)	(55,377)	(951,477)	(1,083,224)

Ending units	408,397	615,773	457,159	595,788	415,041	499,428	3,010,456	3,579,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPConS		FidVIPConS2		FidVIPI500		FidVIPIGBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(387,562)	(353,261)	(643,690)	(517,664)	581,192	122,122	1,684,909	2,517,605
Realized gain (loss) on investments	219,513	(204,893)	1,473,015	71,901	(4,429,495)	(4,760,135)	(694,734)	380,001
Change in unrealized gain (loss) on investments	7,249,171	6,857,435	6,855,187	6,551,231	6,452,695	12,914,214	(1,895,914)	(3,080,859)
Reinvested capital gains	9,225	–	9,848	–	–	–	1,481,413	2,496,077

Net increase (decrease) in contract owners’ equity resulting from operations	7,090,347	6,299,281	7,694,360	6,105,468	2,604,392	8,276,201	575,674	2,312,824

Equity transactions:
Purchase payments received from contract owners (note 3)	345,465	1,150,156	2,112,602	7,067,693	1,082,704	1,679,259	648,388	797,978
Transfers between funds	718,661	(120,000)	1,119,843	1,964,407	(3,508,845)	(1,059,877)	(102,433)	(5,927,915)
Redemptions (note 3)	(7,312,034)	(4,328,955)	(4,376,569)	(3,621,649)	(17,480,999)	(14,093,185)	(13,836,227)	(14,899,889)
Annuity benefits	–	(1,244)	–	–	–	(1,795)	(7,284)	(15,958)
Annual contract maintenance charges (note 2)	–	–	–	–	(6,973)	(7,811)	(3,457)	(4,100)
Contingent deferred sales charges (note 2)	(81,495)	(75,867)	(102,805)	(87,311)	(153,817)	(154,279)	(78,608)	(95,975)
Adjustments to maintain reserves	942	3,748	14,291	18,636	1,727	10,337	1,997	9,895

Net equity transactions	(6,328,461)	(3,372,162)	(1,232,638)	5,341,776	(20,066,203)	(13,627,351)	(13,377,624)	(20,135,964)

Net change in contract owners’ equity	761,886	2,927,119	6,461,722	11,447,244	(17,461,811)	(5,351,150)	(12,801,950)	(17,823,140)
Contract owners’ equity beginning of period	49,704,454	46,777,335	52,031,404	40,584,160	94,671,894	100,023,044	69,247,879	87,071,019

Contract owners’ equity end of period	$50,466,340	49,704,454	58,493,126	52,031,404	77,210,083	94,671,894	56,445,929	69,247,879

CHANGES IN UNITS:
Beginning units	3,159,087	3,374,699	4,843,433	4,294,206	7,217,333	8,294,373	4,666,693	6,033,702

Units purchased	258,757	261,044	696,562	1,141,180	260,994	537,635	311,783	352,484
Units redeemed	(638,949)	(476,656)	(812,073)	(591,953)	(1,759,046)	(1,614,675)	(1,201,502)	(1,719,493)

Ending units	2,778,895	3,159,087	4,727,922	4,843,433	5,719,281	7,217,333	3,776,974	4,666,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPAgGrS		FidVIPAgGrS2		_ FidVIPBal		FidVIPBalS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,042)	(1,834)	(41,636)	(40,848)	603,295	399,854	261,683	187,358
Realized gain (loss) on investments	33,423	6,188	272,255	219,446	(175,014)	(120,031)	(370,541)	(328,523)
Change in unrealized gain (loss) on investments	(16,484)	11,350	(135,128)	58,133	1,051,664	1,622,373	719,774	883,879
Reinvested capital gains	5,194	–	89,531	–	32,592	–	11,880	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,091	15,704	185,022	236,731	1,512,537	1,902,196	622,796	742,714

Equity transactions:
Purchase payments received from contract owners (note 3)	26,192	9,024	51,403	383,413	375,499	645,680	74,608	191,519
Transfers between funds	(6,331)	(59,117)	(200,641)	115,896	(360,541)	(93,427)	(557,127)	(447,560)
Redemptions (note 3)	(33,937)	(14,270)	(167,089)	(224,834)	(10,891,261)	(12,180,231)	(2,902,601)	(1,864,927)
Annuity benefits	–	–	–	–	(12,875)	(24,326)	–	(821)
Annual contract maintenance charges (note 2)	–	–	–	–	(7,263)	(8,483)	–	–
Contingent deferred sales charges (note 2)	(45)	–	(3,987)	(4,716)	(6,704)	(16,559)	(27,564)	(34,295)
Adjustments to maintain reserves	50	(21)	77	945	473	10,493	(105)	1,253

Net equity transactions	(14,071)	(64,384)	(320,237)	270,704	(10,902,672)	(11,666,853)	(3,412,789)	(2,154,831)

Net change in contract owners’ equity	6,020	(48,680)	(135,215)	507,435	(9,390,135)	(9,764,657)	(2,789,993)	(1,412,117)
Contract owners’ equity beginning of period	175,311	223,991	3,209,635	2,702,200	47,994,864	57,759,521	17,485,819	18,897,936

Contract owners’ equity end of period	$181,331	175,311	3,074,420	3,209,635	38,604,729	47,994,864	14,695,826	17,485,819

CHANGES IN UNITS:
Beginning units	18,556	25,870	349,870	319,322	2,753,646	3,444,593	1,481,618	1,671,579

Units purchased	13,443	22,393	90,018	153,399	64,426	110,076	24,463	62,025
Units redeemed	(14,048)	(29,707)	(124,508)	(122,851)	(696,317)	(801,023)	(314,457)	(251,986)

Ending units	17,951	18,556	315,380	349,870	2,121,755	2,753,646	1,191,624	1,481,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPBalS2		FidVIPDyCapS		FidVIPDyCapS2		FidVIPGrIn
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$107,580	59,054	(5,213)	(5,146)	(48,674)	(49,712)	64,889	(132,162)
Realized gain (loss) on investments	62,438	(84,195)	19,213	19,903	185,522	21,849	(1,538,177)	(1,941,153)
Change in unrealized gain (loss) on investments	157,422	373,317	87,184	(20,731)	504,875	(160)	2,572,718	3,152,764
Reinvested capital gains	6,625	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	334,065	348,176	101,184	(5,974)	641,723	(28,023)	1,099,430	1,079,449

Equity transactions:
Purchase payments received from contract owners (note 3)	18,545	131,524	309	9,845	21,733	282,317	378,565	393,213
Transfers between funds	(319,992)	(333,563)	179,793	(158,120)	250,727	(261,024)	(1,193,940)	(634,291)
Redemptions (note 3)	(1,135,353)	(925,989)	(80,698)	(55,540)	(301,560)	(213,946)	(7,457,559)	(6,888,221)
Annuity benefits	–	–	–	–	–	–	(30)	(7,906)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(3,921)	(4,903)
Contingent deferred sales charges (note 2)	(23,250)	(15,828)	(382)	(1,132)	(6,958)	(2,944)	(12,877)	(28,206)
Adjustments to maintain reserves	472	2,189	(15)	(9)	658	659	(527)	7,773

Net equity transactions	(1,459,578)	(1,141,667)	99,007	(204,956)	(35,400)	(194,938)	(8,290,289)	(7,162,541)

Net change in contract owners’ equity	(1,125,513)	(793,491)	200,191	(210,930)	606,323	(222,961)	(7,190,859)	(6,083,092)
Contract owners’ equity beginning of period	9,687,488	10,480,979	476,398	687,328	3,665,367	3,888,328	26,367,902	32,450,994

Contract owners’ equity end of period	$8,561,975	9,687,488	676,589	476,398	4,271,690	3,665,367	19,177,043	26,367,902

CHANGES IN UNITS:
Beginning units	986,170	1,107,853	67,631	97,835	538,971	571,779	1,747,812	2,241,345

Units purchased	7,986	22,346	29,649	9,033	99,830	66,171	47,964	95,977
Units redeemed	(156,976)	(144,029)	(17,059)	(39,237)	(110,544)	(98,979)	(600,217)	(589,510)

Ending units	837,180	986,170	80,221	67,631	528,257	538,971	1,195,559	1,747,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrInS		FidVIPGrInS2		FidVIPGrOp		FidVIPGrOpS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$161,156	(57,434)	14,341	(97,002)	(429,999)	(1,070,034)	(40,431)	(188,362)
Realized gain (loss) on investments	(1,449,242)	(1,462,803)	(101,985)	(372,784)	(6,323,474)	(9,026,945)	(3,258,377)	(3,162,321)
Change in unrealized gain (loss) on investments	2,998,056	3,012,882	1,068,958	1,227,443	13,654,909	16,630,642	5,628,955	5,396,271
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,709,970	1,492,645	981,314	757,657	6,901,436	6,533,663	2,330,147	2,045,588

Equity transactions:
Purchase payments received from contract owners (note 3)	240,977	239,356	336,605	1,134,567	1,067,893	1,415,739	149,848	225,367
Transfers between funds	(2,061,592)	(1,191,848)	(667,448)	(1,003,580)	(4,192,581)	(4,412,597)	(1,736,144)	(1,924,876)
Redemptions (note 3)	(5,238,594)	(3,793,719)	(2,318,430)	(1,379,253)	(25,769,966)	(30,774,959)	(5,528,450)	(3,800,080)
Annuity benefits	–	(1,086)	–	–	(15,267)	(20,415)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(29,371)	(34,435)	–	–
Contingent deferred sales charges (note 2)	(54,862)	(69,928)	(52,965)	(30,197)	(31,697)	(66,367)	(54,627)	(66,212)
Adjustments to maintain reserves	(73)	2,242	1,286	4,721	1,844	14,672	29	1,138

Net equity transactions	(7,114,144)	(4,814,983)	(2,700,952)	(1,273,742)	(28,969,145)	(33,878,362)	(7,169,344)	(5,564,663)

Net change in contract owners’ equity	(5,404,174)	(3,322,338)	(1,719,638)	(516,085)	(22,067,709)	(27,344,699)	(4,839,197)	(3,519,075)
Contract owners’ equity beginning of period	33,386,094	36,708,432	19,069,976	19,586,061	122,102,700	149,447,399	36,206,313	39,725,388

Contract owners’ equity end of period	$27,981,920	33,386,094	17,350,338	19,069,976	100,034,991	122,102,700	31,367,116	36,206,313

CHANGES IN UNITS:
Beginning units	2,762,401	3,186,392	2,109,708	2,256,250	6,993,903	9,018,711	4,052,469	4,718,108

Units purchased	35,031	72,356	58,005	180,969	102,916	133,143	28,247	54,166
Units redeemed	(622,972)	(496,347)	(358,023)	(327,511)	(1,766,106)	(2,157,951)	(820,213)	(719,805)

Ending units	2,174,460	2,762,401	1,809,690	2,109,708	5,330,713	6,993,903	3,260,503	4,052,469

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrOpS2		FidVIPMCap		FidVIPMCapS		FidVIPMCapS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(33,743)	(64,698)	(61,410)	(47,993)	(240,927)	(220,506)	(789,196)	(653,330)
Realized gain (loss) on investments	(181,401)	(255,018)	291,639	124,869	2,174,719	914,794	2,689,243	864,956
Change in unrealized gain (loss) on investments	635,630	707,143	452,431	728,387	1,381,892	3,989,401	6,359,187	10,584,029
Reinvested capital gains	–	–	76,781	–	408,006	–	990,060	–

Net increase (decrease) in contract owners’ equity resulting from operations	420,486	387,427	759,441	805,263	3,723,690	4,683,689	9,249,294	10,795,655

Equity transactions:
Purchase payments received from contract owners (note 3)	25,825	45,092	259,734	194,916	158,225	197,011	1,468,067	5,813,017
Transfers between funds	(523,837)	(425,772)	275,329	669,521	294,896	756,961	1,141,047	1,367,377
Redemptions (note 3)	(1,122,988)	(482,598)	(592,728)	(448,010)	(3,524,275)	(2,711,968)	(5,282,043)	(4,140,165)
Annuity benefits	–	–	–	–	(682)	(153)	–	–
Annual contract maintenance charges (note 2)	–	–	(4,858)	(4,224)	–	–	–	–
Contingent deferred sales charges (note 2)	(19,797)	(12,798)	(3,877)	(3,420)	(38,329)	(51,331)	(123,832)	(109,120)
Adjustments to maintain reserves	698	2,245	(45)	169	1,626	1,901	24,531	32,208

Net equity transactions	(1,640,099)	(873,831)	(66,445)	408,952	(3,108,539)	(1,807,579)	(2,772,230)	2,963,317

Net change in contract owners’ equity	(1,219,613)	(486,404)	692,996	1,214,215	615,151	2,876,110	6,477,064	13,758,972
Contract owners’ equity beginning of period	7,337,439	7,823,843	4,511,984	3,297,769	24,370,415	21,494,305	58,193,494	44,434,522

Contract owners’ equity end of period	$6,117,826	7,337,439	5,204,980	4,511,984	24,985,566	24,370,415	64,670,558	58,193,494

CHANGES IN UNITS:
Beginning units	1,008,606	1,135,191	163,205	147,072	872,164	950,947	3,023,221	2,836,613

Units purchased	5,412	21,423	27,230	41,726	105,622	108,666	344,472	663,742
Units redeemed	(230,319)	(148,008)	(29,204)	(25,593)	(213,698)	(187,449)	(472,196)	(477,134)

Ending units	783,699	1,008,606	161,231	163,205	764,088	872,164	2,895,497	3,023,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPVaIS		FidVIPVaIS2		FrVIPRisDiv		FrVIPForSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,090)	(3,749)	(94,701)	(96,089)	(3,129)	(7,011)	834	886
Realized gain (loss) on investments	19,152	7,709	233,586	477,779	41,747	20,644	12,713	25,590
Change in unrealized gain (loss) on investments	(18,634)	41,202	(356,076)	340,153	13,835	155,597	27,988	38,102
Reinvested capital gains	15,223	699	236,576	18,031	14,403	25,942	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,651	45,861	19,385	739,874	66,856	195,172	41,535	64,578

Equity transactions:
Purchase payments received from contract owners (note 3)	59,002	110,469	203,760	1,489,253	118,080	914,406	–	262,875
Transfers between funds	15,792	(1,825)	(1,407,812)	470,916	179,310	176,705	(28,463)	(72,622)
Redemptions (note 3)	(36,995)	(5,784)	(599,276)	(537,537)	(132,303)	(89,812)	(10,130)	(6,917)
Annuity benefits	–	–	(578)	(140)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(639)	(317)	(7,853)	(11,571)	(6,248)	(4,635)	(268)	(311)
Adjustments to maintain reserves	3	(15)	375	1,869	29	190	5	10

Net equity transactions	37,163	102,528	(1,811,384)	1,412,790	158,868	996,854	(38,856)	183,035

Net change in contract owners’ equity	47,814	148,389	(1,791,999)	2,152,664	225,724	1,192,026	2,679	247,613
Contract owners’ equity beginning of period	421,211	272,822	8,647,099	6,494,435	2,332,814	1,140,788	486,910	239,297

Contract owners’ equity end of period	$469,025	421,211	6,855,100	8,647,099	2,558,538	2,332,814	489,589	486,910

CHANGES IN UNITS:
Beginning units	30,201	22,081	660,380	558,223	192,350	103,449	40,951	23,502

Units purchased	6,131	9,646	132,616	518,734	29,046	100,553	–	25,671
Units redeemed	(2,817)	(1,526)	(275,015)	(416,577)	(15,694)	(11,652)	(3,250)	(8,222)

Ending units	33,515	30,201	517,981	660,380	205,702	192,350	37,701	40,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntVal3		GVITIntVal6		GVITMidCap		GVITMidCap2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$391	286	970	312	(1,185)	(4,078)	(33,825)	(61,769)
Realized gain (loss) on investments	6,202	57	106,613	1,176	20,978	13,812	728,047	279,445
Change in unrealized gain (loss) on investments	9,257	8,945	134,839	110,812	23,350	68,416	(365,319)	533,168
Reinvested capital gains	8,586	–	122,975	–	69,110	22,585	533,366	192,663

Net increase (decrease) in contract owners’ equity resulting from operations	24,436	9,288	365,397	112,300	112,253	100,735	862,269	943,507

Equity transactions:
Purchase payments received from contract owners (note 3)	38,555	64,117	602,581	120,225	108,154	483,834	479,958	1,419,847
Transfers between funds	133,113	17,123	1,987,556	1,154,441	78,708	27,551	162,892	522,637
Redemptions (note 3)	(13,316)	(513)	(301,810)	(16,068)	(40,400)	(38,709)	(605,456)	(374,485)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(586)	–	(3,367)	(200)	(1,237)	(1,652)	(9,850)	(11,308)
Adjustments to maintain reserves	50	42	440	23	80	126	941	1,463

Net equity transactions	157,816	80,769	2,285,400	1,258,421	145,305	471,150	28,485	1,558,154

Net change in contract owners’ equity	182,252	90,057	2,650,797	1,370,721	257,558	571,885	890,754	2,501,661
Contract owners’ equity beginning of period	90,057	–	1,370,721	–	957,220	385,335	8,389,511	5,887,850

Contract owners’ equity end of period	$272,309	90,057	4,021,518	1,370,721	1,214,778	957,220	9,280,265	8,389,511

CHANGES IN UNITS:
Beginning units	6,001	–	119,239	–	76,130	35,096	703,255	562,754

Units purchased	17,359	6,091	308,442	124,604	15,609	45,544	201,994	289,821
Units redeemed	(4,305)	(90)	(110,727)	(5,365)	(4,466)	(4,510)	(201,283)	(149,320)

Ending units	19,055	6,001	316,954	119,239	87,273	76,130	703,966	703,255

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITEmMrkts2		GVITEmMrkts6		GVITFHiInc3		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(17,542)	(10,024)	(29,154)	3,379	–	–	638,768	1,256,318
Realized gain (loss) on investments	83,258	366,493	306,173	4,163	16	–	(415,980)	(257,417)
Change in unrealized gain (loss) on investments	310,490	(287,157)	37,220	19,844	–	–	259,547	(999,781)
Reinvested capital gains	189,133	170,539	603,155	47,013	–	–	48,515	595,387

Net increase (decrease) in contract owners’ equity resulting from operations	565,339	239,851	917,394	74,399	16	–	530,850	594,507

Equity transactions:
Purchase payments received from contract owners (note 3)	–	207,306	215,750	102,020	4,068	–	771,718	3,669,869
Transfers between funds	(267,237)	244,270	6,664,690	583,033	(4,042)	–	(2,352,148)	(4,144,501)
Redemptions (note 3)	(129,964)	(158,848)	(613,372)	(6,620)	(41)	–	(2,598,075)	(3,383,164)
Annuity benefits	–	–	–	–	–	–	(1,300)	(326)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,276)	(4,256)	(16,627)	(183)	–	–	(68,238)	(124,433)
Adjustments to maintain reserves	612	1,228	2,394	7	(1)	–	1,051	777

Net equity transactions	(397,865)	289,700	6,252,835	678,257	(16)	–	(4,246,992)	(3,981,778)

Net change in contract owners’ equity	167,474	529,551	7,170,229	752,656	–	–	(3,716,142)	(3,387,271)
Contract owners’ equity beginning of period	2,092,732	1,563,181	752,656	–	–	–	28,785,793	32,173,064

Contract owners’ equity end of period	$2,260,206	2,092,732	7,922,885	752,656	–	–	25,069,651	28,785,793

CHANGES IN UNITS:
Beginning units	134,352	119,362	64,091	–	–	–	2,542,383	2,897,500

Units purchased	–	119,745	729,909	68,873	397	–	202,495	508,221
Units redeemed	(23,453)	(104,755)	(278,505)	(4,782)	(397)	–	(572,674)	(863,338)

Ending units	110,899	134,352	515,495	64,091	–	–	2,172,204	2,542,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$90,358	46,753	505,398	364,801	1,429,260	927,005	428,823	243,019
Realized gain (loss) on investments	993,543	621,418	356,206	374,397	2,693,068	582,290	1,750,330	577,397
Change in unrealized gain (loss) on investments	(287,724)	957,548	(939,487)	96,140	(753,666)	8,248,457	(151,703)	3,948,714
Reinvested capital gains	369,290	386,555	735,372	356,333	2,522,476	709,048	1,220,095	768,735

Net increase (decrease) in contract owners’ equity resulting from operations	1,165,467	2,012,274	657,489	1,191,671	5,891,138	10,466,800	3,247,545	5,537,865

Equity transactions:
Purchase payments received from contract owners (note 3)	723,037	5,760,437	928,836	5,956,568	9,722,815	29,330,233	2,356,849	12,219,597
Transfers between funds	(449,238)	300,374	(1,643,243)	(2,282,393)	798,471	6,008,987	1,293,700	2,799,957
Redemptions (note 3)	(1,545,363)	(1,344,139)	(3,277,198)	(3,187,854)	(10,696,813)	(8,529,330)	(4,934,045)	(3,192,940)
Annuity benefits	–	–	(4,413)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(21,725)	(32,196)	(74,904)	(96,719)	(286,113)	(207,831)	(116,997)	(81,423)
Adjustments to maintain reserves	400	1,647	408	2,525	5,383	14,597	2,639	7,248

Net equity transactions	(1,292,889)	4,686,123	(4,070,514)	392,127	(456,257)	26,616,656	(1,397,854)	11,752,439

Net change in contract owners’ equity	(127,422)	6,698,397	(3,413,025)	1,583,798	5,434,881	37,083,456	1,849,691	17,290,304
Contract owners’ equity beginning of period	19,358,099	12,659,702	36,988,477	35,404,679	145,739,412	108,655,956	59,575,549	42,285,245

Contract owners’ equity end of period	$19,230,677	19,358,099	33,575,452	36,988,477	151,174,293	145,739,412	61,425,240	59,575,549

CHANGES IN UNITS:
Beginning units	1,598,752	1,174,265	3,386,624	3,348,427	12,564,944	10,125,266	5,001,910	3,925,388

Units purchased	169,324	770,414	199,466	897,071	1,547,238	3,912,574	547,857	1,669,146
Units redeemed	(275,598)	(345,927)	(574,290)	(858,874)	(1,573,437)	(1,472,896)	(668,707)	(592,624)

Ending units	1,492,478	1,598,752	3,011,800	3,386,624	12,538,745	12,564,944	4,881,060	5,001,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDModCon2		GVITMyMkt		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$645,274	463,157	376,071	(118,938)	(46,480)	(43,849)	(6,227)	(5,960)
Realized gain (loss) on investments	1,436,574	559,638	–	–	267,178	121,573	15,376	32,166
Change in unrealized gain (loss) on investments	(1,354,259)	1,464,501	–	–	12,659	353,258	(67,903)	4,579
Reinvested capital gains	900,876	339,812	–	–	–	–	70,435	40,487

Net increase (decrease) in contract owners’ equity resulting from operations	1,628,465	2,827,108	376,071	(118,938)	233,357	430,982	11,681	71,272

Equity transactions:
Purchase payments received from contract owners (note 3)	1,660,265	8,588,636	3,625,924	6,192,198	51,019	230,840	21,130	289,833
Transfers between funds	(2,079,152)	545,365	8,627,678	(2,689,041)	(26,113)	260,548	31,412	(21,816)
Redemptions (note 3)	(3,321,295)	(3,487,587)	(6,183,595)	(5,280,391)	(313,089)	(264,394)	(30,954)	(18,375)
Annuity benefits	–	–	(415)	(105)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(93,867)	(116,491)	(71,860)	(125,680)	(7,343)	(12,177)	(1,155)	(910)
Adjustments to maintain reserves	1,150	4,783	(70)	17	174	431	15	87

Net equity transactions	(3,832,899)	5,534,706	5,997,662	(1,903,002)	(295,352)	215,248	20,448	248,819

Net change in contract owners’ equity	(2,204,434)	8,361,814	6,373,733	(2,021,940)	(61,995)	646,230	32,129	320,091
Contract owners’ equity beginning of period	52,545,545	44,183,731	21,470,128	23,492,068	4,117,381	3,471,151	586,761	266,670

Contract owners’ equity end of period	$50,341,111	52,545,545	27,843,861	21,470,128	4,055,386	4,117,381	618,890	586,761

CHANGES IN UNITS:
Beginning units	4,640,924	4,126,406	2,157,270	2,346,235	388,541	366,267	43,060	23,228

Units purchased	635,894	1,212,958	3,843,729	3,672,190	85,557	95,457	5,636	29,863
Units redeemed	(967,525)	(698,440)	(3,239,626)	(3,861,155)	(114,644)	(73,183)	(3,987)	(10,031)

Ending units	4,309,293	4,640,924	2,761,373	2,157,270	359,454	388,541	44,709	43,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		JanRMgCore
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(101,606)	(95,255)	(9,340)	(7,494)	(81,993)	(70,222)	582	1,666
Realized gain (loss) on investments	598,221	637,190	49,155	11,156	418,877	591,882	10,178	18,064
Change in unrealized gain (loss) on investments	(1,263,185)	(81,481)	(56,153)	17,560	(527,278)	(388,027)	(99,951)	4,146
Reinvested capital gains	888,021	575,647	98,370	89,551	877,614	798,312	183,987	30,534

Net increase (decrease) in contract owners’ equity resulting from operations	121,451	1,036,101	82,032	110,773	687,220	931,945	94,796	54,410

Equity transactions:
Purchase payments received from contract owners (note 3)	353,782	742,885	18,795	241,922	362,129	705,208	27,717	127,245
Transfers between funds	(418,699)	756,245	(18,293)	(4,554)	371,287	1,186,245	508,639	207,616
Redemptions (note 3)	(683,649)	(442,718)	(36,133)	(2,506)	(607,492)	(549,620)	(36,254)	(14,933)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,454)	(15,106)	(1,931)	(96)	(6,391)	(15,895)	(369)	(70)
Adjustments to maintain reserves	822	3,749	106	202	867	1,283	14	67

Net equity transactions	(756,198)	1,045,055	(37,456)	234,968	120,400	1,327,221	499,747	319,925

Net change in contract owners’ equity	(634,747)	2,081,156	44,576	345,741	807,620	2,259,166	594,543	374,335
Contract owners’ equity beginning of period	8,216,175	6,135,019	797,491	451,750	6,610,549	4,351,383	524,905	150,570

Contract owners’ equity end of period	$7,581,428	8,216,175	842,067	797,491	7,418,169	6,610,549	1,119,448	524,905

CHANGES IN UNITS:
Beginning units	647,848	559,038	60,409	39,888	481,110	371,625	37,195	12,354

Units purchased	165,404	284,496	7,892	23,242	210,199	311,273	44,212	36,910
Units redeemed	(223,356)	(195,686)	(10,714)	(2,721)	(202,409)	(201,788)	(8,900)	(12,069)

Ending units	589,896	647,848	57,587	60,409	488,900	481,110	72,507	37,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(64,937)	(69,848)	(101,897)	(103,198)	(54,900)	(60,219)	(55,545)	(59,702)
Realized gain (loss) on investments	273,439	97,683	376,044	267,235	220,523	287,989	396,758	270,495
Change in unrealized gain (loss) on investments	(95,547)	363,570	(206,366)	731,083	(38,865)	(31,075)	(124,591)	559,763
Reinvested capital gains	–	–	–	–	–	–	197,798	97,683

Net increase (decrease) in contract owners’ equity resulting from operations	112,955	391,405	67,781	895,120	126,758	196,695	414,420	868,239

Equity transactions:
Purchase payments received from contract owners (note 3)	187,261	1,059,381	338,681	1,185,318	63,173	390,699	478,262	1,147,887
Transfers between funds	(536,847)	215,349	(1,102,147)	222,115	(238,912)	(589,080)	489,329	97,635
Redemptions (note 3)	(366,450)	(373,082)	(510,032)	(397,021)	(271,463)	(244,967)	(775,888)	(461,260)
Annuity benefits	(1,122)	(272)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,255)	(7,726)	(12,743)	(10,246)	(6,646)	(5,605)	(13,746)	(13,254)
Adjustments to maintain reserves	686	474	(105)	1,527	(106)	387	811	1,508

Net equity transactions	(723,727)	894,124	(1,286,346)	1,001,693	(453,954)	(448,566)	178,768	772,516

Net change in contract owners’ equity	(610,772)	1,285,529	(1,218,565)	1,896,813	(327,196)	(251,871)	593,188	1,640,755
Contract owners’ equity beginning of period	5,665,100	4,379,571	8,579,778	6,682,965	4,654,247	4,906,118	7,612,804	5,972,049

Contract owners’ equity end of period	$5,054,328	5,665,100	7,361,213	8,579,778	4,327,051	4,654,247	8,205,992	7,612,804

CHANGES IN UNITS:
Beginning units	581,820	483,758	890,831	782,319	467,317	516,432	638,853	567,227

Units purchased	53,260	193,624	56,624	266,977	41,829	109,330	139,816	195,613
Units redeemed	(129,897)	(95,562)	(194,491)	(158,465)	(90,186)	(158,445)	(123,212)	(123,987)

Ending units	505,183	581,820	752,964	890,831	418,960	467,317	655,457	638,853

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MTBLgCapGr2		MTBLgCapV2		MTBModGr2		NBAMSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(18,426)	(10,691)	(8,740)	(197)	100,768	51,421	(4,183)	(32)
Realized gain (loss) on investments	11,583	44,192	37,507	41,766	338,811	199,722	1,536	4
Change in unrealized gain (loss) on investments	(42,261)	47,729	(10,821)	166,256	(2,254,890)	961,815	23,376	460
Reinvested capital gains	72,903	–	244,089	–	2,662,890	178,086	1,037	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,799	81,230	262,035	207,825	847,579	1,391,044	21,766	432

Equity transactions:
Purchase payments received from contract owners (note 3)	74,134	996,630	57,540	1,118,827	834,088	10,342,017	97,741	2,800
Transfers between funds	29,296	(12,193)	16,701	(31,170)	(1,399,937)	(216,230)	191,410	129,223
Redemptions (note 3)	(74,424)	(150,137)	(87,235)	(129,256)	(1,875,998)	(2,132,062)	(9,145)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,874)	(3,965)	(2,441)	(2,055)	(57,955)	(67,321)	(86)	–
Adjustments to maintain reserves	18	159	205	495	545	2,928	35	2

Net equity transactions	27,150	830,494	(15,230)	956,841	(2,499,257)	7,929,332	279,955	132,025

Net change in contract owners’ equity	50,949	911,724	246,805	1,164,666	(1,651,678)	9,320,376	301,721	132,457
Contract owners’ equity beginning of period	2,559,023	1,647,299	2,889,581	1,724,915	32,607,560	23,287,184	132,457	–

Contract owners’ equity end of period	$2,609,972	2,559,023	3,136,386	2,889,581	30,955,882	32,607,560	434,178	132,457

CHANGES IN UNITS:
Beginning units	255,689	171,147	254,337	164,487	2,900,167	2,168,937	10,971	–

Units purchased	12,927	105,511	9,408	106,967	80,352	1,004,580	42,919	10,971
Units redeemed	(10,081)	(20,969)	(10,504)	(17,117)	(302,648)	(273,350)	(19,715)	–

Ending units	258,535	255,689	253,241	254,337	2,677,871	2,900,167	34,175	10,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppCapApS		OppGlSec3		OppGlSec4		OppGlSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(98,474)	(190,872)	(1,729)	(987)	(45,751)	(23,352)	(151)	596
Realized gain (loss) on investments	986,555	510,033	6,266	1,493	310,768	(88)	26,487	42,256
Change in unrealized gain (loss) on investments	(341,078)	562,587	43,395	25,865	952,026	646,511	62,242	53,329
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	547,003	881,748	47,932	26,371	1,217,043	623,071	88,578	96,181

Equity transactions:
Purchase payments received from contract owners (note 3)	808,936	3,864,892	91,343	108,439	671,667	809,620	–	306,455
Transfers between funds	(1,392,192)	(606,934)	135,984	52,758	5,242,634	3,745,151	(31,441)	(37,316)
Redemptions (note 3)	(1,203,470)	(818,339)	(24,485)	(15,639)	(724,176)	(127,366)	(27,456)	(56,821)
Annuity benefits	–	–	–	–	(875)	(201)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,194)	(24,797)	(721)	–	(9,582)	(2,595)	(873)	(2,392)
Adjustments to maintain reserves	350	3,846	37	(10)	2,294	(321)	19	72

Net equity transactions	(1,813,570)	2,418,668	202,158	145,548	5,181,962	4,424,288	(59,751)	209,998

Net change in contract owners’ equity	(1,266,567)	3,300,416	250,090	171,919	6,399,005	5,047,359	28,827	306,179
Contract owners’ equity beginning of period	18,254,140	14,953,724	171,919	–	5,047,359	–	729,261	423,082

Contract owners’ equity end of period	$16,987,573	18,254,140	422,009	171,919	11,446,364	5,047,359	758,088	729,261

CHANGES IN UNITS:
Beginning units	1,746,466	1,504,622	14,284	–	436,362	–	55,720	38,245

Units purchased	244,532	639,618	17,286	15,910	679,436	494,129	–	30,015
Units redeemed	(422,680)	(397,774)	(2,382)	(1,626)	(235,921)	(57,767)	(4,468)	(12,540)

Ending units	1,568,318	1,746,466	29,188	14,284	879,877	436,362	51,252	55,720

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppGlSecS		OppHighInc		OppMStS		OppMStSCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(31,436)	(183)	101,340	76,211	(18,558)	(103,838)	(8,901)	(7,328)
Realized gain (loss) on investments	500,881	966,599	19,859	15,959	440,794	81,969	23,904	19,947
Change in unrealized gain (loss) on investments	576,844	478,464	(96,246)	43,310	321,487	1,263,434	34,176	106,621
Reinvested capital gains	–	–	–	–	–	–	21,276	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,046,289	1,444,880	24,953	135,480	743,723	1,241,565	70,455	119,240

Equity transactions:
Purchase payments received from contract owners (note 3)	–	871,831	67,479	488,998	624,092	2,896,026	13,745	292,546
Transfers between funds	(1,060,441)	(2,924,605)	15,689	50,534	(630,492)	259,380	8,930	(20,087)
Redemptions (note 3)	(501,018)	(519,804)	(65,406)	(56,490)	(1,036,539)	(813,665)	(35,382)	(31,857)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,271)	(14,361)	(803)	(1,229)	(22,023)	(18,971)	(752)	(982)
Adjustments to maintain reserves	889	3,738	(65)	69	942	3,461	1	56

Net equity transactions	(1,569,841)	(2,583,201)	16,894	481,882	(1,064,020)	2,326,231	(13,458)	239,676

Net change in contract owners’ equity	(523,552)	(1,138,321)	41,847	617,362	(320,297)	3,567,796	56,997	358,916
Contract owners’ equity beginning of period	9,987,023	11,125,344	1,949,978	1,332,616	17,941,496	14,373,700	833,668	474,752

Contract owners’ equity end of period	$9,463,471	9,987,023	1,991,825	1,949,978	17,621,199	17,941,496	890,665	833,668

CHANGES IN UNITS:
Beginning units	764,881	1,001,034	153,260	112,870	1,636,694	1,412,782	59,126	39,780

Units purchased	–	205,976	15,222	52,424	96,288	426,111	2,699	25,721
Units redeemed	(121,767)	(442,129)	(13,819)	(12,034)	(192,977)	(202,199)	(3,736)	(6,375)

Ending units	643,114	764,881	154,663	153,260	1,540,005	1,636,694	58,089	59,126

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppStratBdS		PVTGroInc		PVTIntEq		PVTSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$556,244	576,632	2,558	1,500	1,340	(2,865)	(4,725)	(2,863)
Realized gain (loss) on investments	190,866	297,448	21,685	11,201	32,224	50,352	27,121	9,548
Change in unrealized gain (loss) on investments	(520,444)	270,112	12,595	57,771	9,018	7,882	(22,373)	80,640
Reinvested capital gains	–	–	–	–	–	–	28,175	–

Net increase (decrease) in contract owners’ equity resulting from operations	226,666	1,144,192	36,838	70,472	42,582	61,099	28,198	87,325

Equity transactions:
Purchase payments received from contract owners (note 3)	1,086,624	3,312,377	37,820	97,284	14,751	57,280	13,645	28,767
Transfers between funds	2,338,741	563,182	142,499	145,930	(119,653)	95,102	21,730	65,165
Redemptions (note 3)	(1,492,513)	(1,604,300)	(61,335)	(28,875)	(14,495)	(18,161)	(16,479)	(23,876)
Annuity benefits	(907)	(224)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,720)	(37,767)	(1,415)	(681)	(147)	(887)	(35)	(1,203)
Adjustments to maintain reserves	1,633	3,048	69	(9)	(46)	45	31	–

Net equity transactions	1,905,858	2,236,316	117,638	213,649	(119,590)	133,379	18,892	68,853

Net change in contract owners’ equity	2,132,524	3,380,508	154,476	284,121	(77,008)	194,478	47,090	156,178
Contract owners’ equity beginning of period	18,451,213	15,070,705	821,625	537,504	526,429	331,951	478,686	322,508

Contract owners’ equity end of period	$20,583,737	18,451,213	976,101	821,625	449,421	526,429	525,776	478,686

CHANGES IN UNITS:
Beginning units	1,419,627	1,241,682	61,063	43,738	44,398	32,137	33,428	28,092

Units purchased	375,046	612,779	17,233	24,374	3,652	34,741	5,200	8,420
Units redeemed	(230,025)	(434,834)	(8,455)	(7,049)	(13,887)	(22,480)	(3,938)	(3,084)

Ending units	1,564,648	1,419,627	69,841	61,063	34,163	44,398	34,690	33,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PVTVoyII		STICapAp		STIIntlEq		STIInvGrBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,666)	(8,709)	(3,740)	(3,020)	98	221	161	81
Realized gain (loss) on investments	44,702	10,406	1,363	3,994	2,481	147	(1)	(1)
Change in unrealized gain (loss) on investments	4,675	34,810	(4,422)	11,308	(1,351)	3,704	(118)	87
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	43,711	36,507	(6,799)	12,282	1,228	4,072	42	167

Equity transactions:
Purchase payments received from contract owners (note 3)	17,095	194,063	–	165,841	–	19,259	–	6,587
Transfers between funds	(16,811)	58,437	(4,294)	(22,891)	(40)	(71)	–	–
Redemptions (note 3)	(67,753)	(35,134)	(1,964)	(8,910)	(13,728)	(589)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,531)	(561)	–	–	(573)	–	–	–
Adjustments to maintain reserves	(90)	70	(21)	(18)	16	(18)	–	(5)

Net equity transactions	(69,090)	216,875	(6,279)	134,022	(14,325)	18,581	–	6,582

Net change in contract owners’ equity	(25,379)	253,382	(13,078)	146,304	(13,097)	22,653	42	6,749
Contract owners’ equity beginning of period	989,007	735,625	294,980	148,676	23,770	1,117	6,749	–

Contract owners’ equity end of period	$963,628	989,007	281,902	294,980	10,673	23,770	6,791	6,749

CHANGES IN UNITS:
Beginning units	94,158	72,604	23,732	12,594	1,409	78	630	–

Units purchased	15,026	28,683	443	35,932	–	1,373	–	630
Units redeemed	(21,253)	(7,129)	(951)	(24,794)	(843)	(42)	–	–

Ending units	87,931	94,158	23,224	23,732	566	1,409	630	630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	STILgCapRV		STILgCapVal		STIMidCapEq		STISmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(270)	(456)	556	419	(1,813)	(1,037)	(663)	(383)
Realized gain (loss) on investments	1,633	13,919	13,030	6,380	5,819	4,367	621	204
Change in unrealized gain (loss) on investments	3,364	(1,031)	(8,057)	25,812	17,832	19,515	(651)	10,131
Reinvested capital gains	–	–	–	–	–	–	11,485	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,727	12,432	5,529	32,611	21,838	22,845	10,792	9,952

Equity transactions:
Purchase payments received from contract owners (note 3)	–	30,044	–	147,083	–	86,696	10	19,979
Transfers between funds	(1,307)	(50,896)	36,859	(23,112)	(16,309)	(13,513)	(804)	49,431
Redemptions (note 3)	(5,803)	(1,484)	(63,627)	(11,105)	(5,551)	(14,159)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(246)	–	(1,302)	–	(257)	(384)	–	–
Adjustments to maintain reserves	(18)	3	9	(55)	(29)	(6)	13	27

Net equity transactions	(7,374)	(22,333)	(28,061)	112,811	(22,146)	58,634	(781)	69,437

Net change in contract owners’ equity	(2,647)	(9,901)	(22,532)	145,422	(308)	81,479	10,011	79,389
Contract owners’ equity beginning of period	67,120	77,021	289,809	144,387	179,646	98,167	101,799	22,410

Contract owners’ equity end of period	$64,473	67,120	267,277	289,809	179,338	179,646	111,810	101,799

CHANGES IN UNITS:
Beginning units	4,514	5,829	19,347	10,956	11,875	7,474	5,605	1,520

Units purchased	–	2,232	2,464	23,727	–	16,253	6	4,103
Units redeemed	(479)	(3,547)	(4,356)	(15,336)	(1,350)	(11,852)	(49)	(18)

Ending units	4,035	4,514	17,455	19,347	10,525	11,875	5,562	5,605

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKCom2		VKEmGr2		VKCorPlus2		VKUSRealEst2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(70,976)	(101,680)	(76,463)	(83,010)	40,514	25,233	(3,812)	5,990
Realized gain (loss) on investments	1,402,106	512,413	330,967	182,292	210	808	579,352	114,311
Change in unrealized gain (loss) on investments	(1,478,704)	2,294,029	47,266	209,123	(6,499)	(1,139)	(141,002)	551,244
Reinvested capital gains	698,166	–	–	–	13,603	2,104	119,768	38,448

Net increase (decrease) in contract owners’ equity resulting from operations	550,592	2,704,762	301,770	308,405	47,828	27,006	554,306	709,993

Equity transactions:
Purchase payments received from contract owners (note 3)	960,340	3,393,925	139,913	829,811	377,392	337,283	255,150	719,722
Transfers between funds	399,694	1,796,952	(763,098)	(582,702)	822,012	642,664	78,676	1,830,161
Redemptions (note 3)	(1,430,071)	(980,153)	(373,978)	(369,381)	(87,063)	(51,807)	(453,125)	(228,180)
Annuity benefits	(595)	(145)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(25,117)	(26,604)	(8,960)	(12,457)	(174)	(1,512)	(6,487)	(7,761)
Adjustments to maintain reserves	1,355	3,313	(127)	280	15	(30)	1,748	1,062

Net equity transactions	(94,394)	4,187,288	(1,006,250)	(134,449)	1,112,182	926,598	(124,038)	2,315,004

Net change in contract owners’ equity	456,198	6,892,050	(704,480)	173,956	1,160,010	953,604	430,268	3,024,997
Contract owners’ equity beginning of period	20,909,744	14,017,694	6,189,617	6,015,661	1,155,479	201,875	3,871,141	846,144

Contract owners’ equity end of period	$21,365,942	20,909,744	5,485,137	6,189,617	2,315,489	1,155,479	4,301,409	3,871,141

CHANGES IN UNITS:
Beginning units	1,737,181	1,350,669	672,641	688,105	110,871	19,930	219,601	64,808

Units purchased	442,214	721,701	47,971	154,573	114,215	98,795	152,139	259,690
Units redeemed	(452,667)	(335,189)	(159,653)	(170,037)	(8,326)	(7,854)	(160,367)	(104,897)

Ending units	1,726,728	1,737,181	560,959	672,641	216,760	110,871	211,373	219,601

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
     AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)
     AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)
     AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)
     AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)
     AIM VIF – International Growth Fund – Series II Shares (AIMIntGr2)
     AIM VIF – Mid Cap Core Equity Fund – Series I Shares (AIMMidCore)
     AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq)
     AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2)
Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
     Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)
     Alliance VPSF – AllianceBernstein International Value Portfolio – Class B (AlIntlValB)
     Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB)
         (formerly Alliance VPSF – AllianceBernstein Premier Growth Portfolio – Class B)
     Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)
         (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)
Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
     Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)
Portfolios of the Federated Insurance Series (Federated IS);
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)
                               Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS)
                               Federated IS – International Equity Fund II (FedIntEq)
                               Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)
                                   (formerly Federated IS – Growth Strategies Fund II)
                               Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
                               Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
     Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
     Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)
     Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)
     Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)
     Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)
     Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)
     Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
     Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)
     Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2)
     Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt)
     Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
     Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)
     Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)
     Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
     Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)
     Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal)
     Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2)
Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);
     Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr)
     Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS)
     Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2)
     Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)
     Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS)
     Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2)
     Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)
     Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)
     Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)
     Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPI500)
     Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd)
Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity®VIP III);
     Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)
     Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2)
     Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal)
     Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS)
     Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2)
     Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class (FidVIPDyCapS)
     Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2 (FidVIPDyCapS2)
     Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn)
     Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)
     Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2)
     Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)
     Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)
     Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2)
     Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap)
     Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)
     Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)
     Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
     Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)
Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
     Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)
     Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
     Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)
     Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)
     Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)
     Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II (GVITMidCap2)
     Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2)
     Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)
     Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)*
     Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)
     Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
     Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)
     Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)
     Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
     Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
     Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)
     Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)
     Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)
     Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)
     Gartmore GVIT Small Company Fund – Class I (GVITSmComp)
     Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)
Portfolios of the Janus Aspen Series (Janus AS);
     Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)
Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);
     MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)
     MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)
     MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS)
     MFS® VIT – Value Series – Service Class (MFSValS)
Portfolios of the MTB Group of Funds;
     MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2)
         (formerly VISION Group of Funds – Large Cap Growth Fund II)
     MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2)
         (formerly VISION Group of Funds – Large Cap Value Fund II)
     MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2)
         (formerly VISION Group of Funds – Managed Allocation Fund – Moderate Growth II)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
     Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes)
Portfolios of the Oppenheimer Variable Annuity Funds;
     Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)
     Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)
     Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)
     Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)
     Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)
     Oppenheimer High Income Fund/VA – Initial Class (OppHighInc)
     Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)
     Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap)
     Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS)
Portfolios of the Putnam Variable Trust (Putnam VT);
     Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)
     Putnam VT International Equity Fund – IB Shares (PVTIntEq)
     Putnam VT Small Cap Value – IB Shares (PVTSmCapVal)
     Putnam VT Voyager II Fund – IB Shares (PVTVoyII)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the STI Classic Variable Trust;
     STI Classic Variable Trust – Capital Appreciation Fund (STICapAp)
     STI Classic Variable Trust – International Equity Fund (STIIntlEq)
     STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd)
     STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV)
              (formerly STI Classic Variable Trust – Growth & Income Fund)
     STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal)
              (formerly STI Classic Variable Trust – Value Income Stock Fund)
     STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq)
     STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal)
Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);
     Van Kampen LIT – Comstock Portfolio – Class II (VKCom2)
     Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2)
Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
     Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)
     Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2)

* At December 31, 2005, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-7 Options	Nationwide Classic	Nationwide Select		All American Annuity
Variable Account Charges – Recurring	1.30%	1.40%		0.95%
Reduced Purchase Payment Option	–	–		0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	–	–		0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	–	–		0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	–	–		0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	–	–		0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
One-Year Enhanced	–	–		0.15	%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced	–	–		0.20	%(3)
If death before annuitization, benefit will be greatest of
(i) contract value, (ii) purchase payments less
surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary
value.

One-Year Step Up	–	0.05	%(2)	0.05	%(4)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
5% Enhanced	–	0.10	%(2)	0.10	%(4)
If death before annuitization, benefit will be greater of
(i) contract value or (ii) total of all purchase payments
less surrenders with 5% simple interest from purchase to
most recent contract anniversary prior to annuitants
86th birthday less surrenders.

Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	–		0.45%
Option 2	–	–		0.30%
Extra Value Option (EV)	–	–		0.45%
Fee assessed to assets of the variable account and to
allocations made to the fixed account or guaranteed term
options for first seven contract years in exchange for
application of 3% credit of purchase payments made
duringthe first 12 months contract is in force.

Beneficiary Protector Option	–	–		0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	–	–		0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1):	1.30%	1.50%		3.65%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMIntGr2	AIMMidCore	AIMPreEq
0.95%	$3,312,322	34,670	3,721	117	378	5,724	2,533	2,395
1.00%	1,777,174	12,818	503	–	300	609	–	–
1.05%	387,067	1,475	354	–	53	52	–	–
1.10%	1,739,376	12,747	6,130	1,879	–	1,960	5,006	2,330
1.15%	712,934	6,721	3,176	–	–	1,276	28	–
1.20%	239,028	2,586	525	–	4	169	65	250
1.25%	270,651	5,053	1,696	–	–	157	–	–
1.30%	1,114,451	5,997	1,088	–	119	747	–	–
1.35%	68,291	537	54	–	–	70	103	57
1.40%	7,991,387	54,042	6,071	155	–	3,338	201	–
1.45%	987,296	3,360	964	–	–	375	–	–
1.50%	241,563	2,453	120	–	–	–	–	–
1.55%	1,698,922	18,382	3,829	–	501	2,498	255	569
1.60%	866,700	19,917	2,636	–	34	626	–	–
1.65%	277,922	2,523	689	–	–	40	24	–
1.70%	233,901	9,116	2,092	–	–	93	–	–
1.75%	266,410	3,150	742	–	–	242	116	–
1.80%	142,677	1,402	496	–	446	134	–	–
1.85%	173,600	5,454	3,277	–	–	988	–	–
1.90%	57,213	2,288	126	–	–	–	–	–
1.95%	24,776	348	–	–	–	–	–	–
2.00%	148,609	400	2,288	–	–	–	–	–
2.05%	97,717	2,133	1,053	–	–	–	–	–
2.10%	27,871	1,277	155	–	–	8	–	–
2.15%	56,164	1,747	115	–	–	–	–	–
2.20%	30,980	57	458	–	–	–	–	–
2.25%	52,010	655	304	–	–	–	–	–
2.30%	16,248	148	–	–	–	23	–	–
2.35%	31,389	3,827	914	–	–	–	–	–
2.40%	2,848	456	–	–	–	–	–	–
2.45%	1,622	43	–	–	–	–	–	–
2.55%	369	–	–	–	–	–	–	–
2.60%	763	209	105	–	–	–	–	–

Totals	$23,050,251	215,991	43,681	2,151	1,835	19,129	8,331	5,601

	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
0.95%	$3,332	17,318	18,138	7,455	27,439	2,567	1,288	6,775
1.00%	286	3,531	4,227	628	10,767	–	–	–
1.05%	–	606	777	414	1,948	–	–	9
1.10%	3,852	15,325	5,460	2,727	15,534	5,898	2,043	9,429
1.15%	527	7,681	3,257	1,668	11,357	32	–	55
1.20%	114	3,343	1,048	239	1,916	254	–	167
1.25%	92	2,874	327	142	3,837	454	22	278
1.30%	313	4,215	1,159	711	2,059	–	–	–
1.35%	58	182	48	16	836	289	–	853
1.40%	8,124	22,338	17,642	9,704	37,947	1,082	272	2,468
1.45%	323	4,174	617	578	2,299	–	–	–
1.50%	264	259	721	88	728	239	217	439
1.55%	4,331	17,039	6,091	4,612	24,105	618	798	4,028
1.60%	1,624	5,994	5,246	4,358	6,630	–	–	61
1.65%	68	4,093	237	168	1,296	46	–	–
1.70%	356	1,777	1,891	129	6,280	–	–	–
1.75%	291	5,285	2,756	1,213	3,744	116	–	–
1.80%	217	3,060	839	55	1,540	–	–	–
1.85%	1,464	2,171	1,408	1,731	2,621	–	–	–
1.90%	158	2,408	–	1,775	75	–	–	–
1.95%	–	418	5	5	460	–	–	–
2.00%	30	130	262	–	2,091	–	–	–
2.05%	290	289	282	86	52	–	–	–
2.10%	257	162	9	143	219	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
2.15%	558	2,893	1,097	445	905	–	–	–
2.20%	–	–	–	–	514	–	–	–
2.25%	236	2,543	–	1,208	–	–	–	–
2.30%	–	353	25	649	–	–	–	–
2.35%	101	1,423	–	–	–	–	–	–
2.40%	–	311	92	2	86	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$27,266	132,195	73,661	40,949	167,285	11,595	4,640	24,562

	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS
0.95%	$12,330	4,922	5,584	18,956	428	1,588	7,208	25,653
1.00%	3,726	1,681	1,523	5,544	–	–	–	7,049
1.05%	307	358	641	846	89	–	–	160
1.10%	5,878	4,829	2,610	18,622	1,160	4,828	19,989	25,385
1.15%	700	3,317	3,056	13,176	243	–	758	12,661
1.20%	1,936	134	274	1,512	–	46	293	2,371
1.25%	2,163	348	22	2,022	–	–	343	3,847
1.30%	3,638	2,448	321	2,297	–	33	–	6,250
1.35%	637	495	81	260	–	186	372	1,192
1.40%	3,825	2,310	3,001	35,791	115	71	1,728	39,927
1.45%	2,794	1,483	1,612	5,017	–	–	–	5,530
1.50%	804	236	–	916	–	904	741	1,207
1.55%	8,095	3,116	8,916	25,219	–	644	6,910	43,533
1.60%	7,094	2,145	1,223	11,329	–	–	121	7,581
1.65%	2,513	1,029	247	1,342	–	67	64	1,345
1.70%	1,816	538	83	3,833	–	–	–	3,383
1.75%	2,068	237	591	4,751	–	–	–	2,479
1.80%	491	650	58	1,465	–	–	–	2,121
1.85%	316	394	1,138	4,836	–	–	–	5,875
1.90%	213	263	250	73	–	–	–	103
1.95%	–	–	–	–	–	–	–	163
2.00%	81	149	25	7,626	–	–	–	587
2.05%	186	805	–	–	–	–	–	334
2.10%	15	27	–	186	–	–	–	48
2.15%	120	19	–	–	–	–	–	298
2.20%	–	–	–	–	–	–	–	118
2.25%	2,020	898	1,416	–	–	–	–	–
2.30%	–	–	570	–	–	–	–	–
2.35%	112	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$63,878	32,831	33,242	165,619	2,035	8,367	38,527	199,200

	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
0.95%	$–	164,526	93,970	–	178,601	69,832	–	94,888
1.00%	–	130,006	16,010	–	167,859	23,217	–	76,226
1.05%	–	31,589	2,821	–	32,844	2,476	–	14,704
1.10%	–	21,725	69,172	–	3,252	44,338	–	917
1.15%	–	698	34,842	–	2,083	14,069	–	420
1.20%	–	712	7,480	–	959	6,473	–	433
1.25%	–	323	18,691	–	825	5,508	–	87
1.30%	59,429	209	9,301	57,530	147	3,019	32,398	47
1.35%	–	827	2,519	–	61	2,239	–	–
1.40%	493,311	3,709	129,361	428,838	3,779	82,027	405,558	2,766
1.45%	22,047	2,712	47,754	28,672	9,604	51,164	15,816	1,804
1.50%	11,544	1,380	9,272	10,678	839	4,827	6,358	1,359
1.55%	–	8,805	98,546	–	273	53,553	–	–
1.60%	–	63	31,744	–	269	17,401	–	–
1.65%	–	135	8,166	–	306	5,066	–	–
1.70%	–	–	15,334	–	173	12,187	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
1.75%	–	206	15,950	–	–	3,121	–	–
1.80%	–	155	6,406	–	–	1,718	–	–
1.85%	–	–	6,018	–	–	2,137	–	–
1.90%	–	–	1,319	–	–	534	–	–
1.95%	–	–	1,359	–	–	107	–	–
2.00%	–	–	14,004	–	–	993	–	–
2.05%	–	–	5,763	–	–	3,809	–	–
2.10%	–	–	38	–	–	14	–	–
2.15%	–	–	1,226	–	–	297	–	–
2.20%	–	–	540	–	–	–	–	–
2.25%	–	–	849	–	–	1,298	–	–
2.30%	–	–	46	–	–	42	–	–
2.35%	–	–	1,607	–	–	272	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	46	–	–	42	–	–
2.55%	–	–	99	–	–	–	–	–
2.60%	–	–	27	–	–	–	–	–

Totals	$586,331	367,780	650,280	525,718	401,874	411,780	460,130	193,651

	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R	FidVIPOvSR	FidVIPVal
0.95%	$30,708	53,780	–	51,275	18,954	11,933	6,217	4,591
1.00%	12,531	51,559	–	44,887	9,507	2,262	2,946	3,658
1.05%	1,248	11,676	–	6,764	252	812	1,268	250
1.10%	22,067	6,570	–	452	9,307	2,506	688	80
1.15%	14,031	1,403	–	386	2,752	1,103	–	–
1.20%	2,495	3,155	–	307	1,793	603	35	–
1.25%	3,560	357	–	361	757	283	–	–
1.30%	3,090	31,032	43,550	15	987	67	19	–
1.35%	1,569	–	–	–	124	132	16	–
1.40%	66,939	249,154	349,227	2,152	27,338	7,532	357	–
1.45%	29,577	23,296	9,492	7,363	15,393	3,009	1,056	–
1.50%	8,786	7,204	3,174	149	2,422	48	–	–
1.55%	30,169	14,530	–	104	9,477	5,007	6	–
1.60%	19,017	4,324	–	254	4,216	1,561	–	–
1.65%	4,757	168	–	–	1,585	593	–	–
1.70%	3,174	3,065	–	73	709	307	–	–
1.75%	2,473	2,443	–	–	2,144	185	–	–
1.80%	1,015	2	–	–	111	1,624	–	–
1.85%	751	79	–	–	–	–	–	–
1.90%	52	–	–	–	111	47	–	–
1.95%	471	473	–	–	680	–	–	–
2.00%	1,019	–	–	–	151	84	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	9	–	–	–	12	52	–	–
2.15%	–	–	–	–	274	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	91	–	–	–	81	–	–	–
2.30%	136	–	–	–	178	27	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$259,735	464,270	405,443	114,542	109,315	39,777	12,608	8,579

	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
0.95%	$2,088	–	18,462	4,280	–	33,882	7,645	–
1.00%	416	–	15,751	716	–	19,231	5,359	–
1.05%	9	–	2,261	162	–	7,245	53	–
1.10%	1,582	–	295	2,348	–	–	4,721	–
1.15%	1,532	–	–	191	–	–	2,424	–
1.20%	168	–	160	270	–	79	755	–
1.25%	339	–	12	521	–	388	1,969	–
1.30%	–	5,010	–	217	8,554	–	155	108,824
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
1.35%	126	–	–	45	–	–	–	–
1.40%	5,112	60,959	573	6,985	88,662	198	10,587	763,786
1.45%	1,060	2,313	167	10,687	4,494	1,459	9,340	27,471
1.50%	2,286	1,283	59	829	975	69	2,294	8,569
1.55%	4,045	–	–	2,855	–	–	4,892	–
1.60%	363	–	–	2,786	–	–	2,690	–
1.65%	192	–	76	218	–	–	171	–
1.70%	94	–	–	73	–	–	4,198	–
1.75%	5	–	–	75	–	–	1,448	–
1.80%	–	–	–	–	–	–	–	–
1.85%	15	–	–	29	–	–	30	–
1.90%	–	–	–	–	–	–	–	–
1.95%	8	–	–	–	–	–	44	–
2.00%	–	–	–	65	–	–	–	–
2.05%	–	–	–	–	–	–	33	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$19,440	69,565	37,816	33,352	102,685	62,551	58,808	908,650

	FidVIPConS	FidVIPConS2	FidVIPI500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2	FidVIPBal	FidVIPBalS
0.95%	$221,546	89,107	198,165	135,270	790	4,897	–	74,692
1.00%	186,595	33,913	138,810	87,266	715	297	–	60,716
1.05%	40,310	3,506	31,267	28,739	464	–	–	13,884
1.10%	15,793	56,560	24,115	24,607	–	2,836	–	1,350
1.15%	1,465	25,098	4,327	7,984	–	2,405	–	360
1.20%	1,266	10,896	5,614	2,394	–	518	–	165
1.25%	288	15,244	1,994	2,979	–	279	–	204
1.30%	208	13,608	62,506	38,331	–	775	59,877	65
1.35%	258	2,889	1,581	1,154	–	179	–	–
1.40%	5,006	130,575	429,505	342,015	73	9,845	520,190	1,517
1.45%	12,243	59,527	59,491	45,304	–	1,891	4,479	744
1.50%	1,573	10,598	14,837	14,789	–	107	1,751	360
1.55%	1,714	144,731	36,220	22,895	–	7,289	–	–
1.60%	108	35,944	3,265	4,825	–	4,627	–	–
1.65%	337	9,043	1,813	658	–	393	–	–
1.70%	41	12,200	3,113	6,560	–	1,109	–	75
1.75%	118	11,895	123	442	–	300	–	–
1.80%	116	10,799	126	357	–	406	–	–
1.85%	57	6,896	13	79	–	1,171	–	–
1.90%	–	517	–	15	–	–	–	–
1.95%	–	2,604	58	81	–	425	–	–
2.00%	–	9,904	136	341	–	53	–	–
2.05%	–	2,921	–	–	–	–	–	–
2.10%	–	1,128	–	–	–	66	–	–
2.15%	–	2,059	–	–	–	496	–	–
2.20%	–	1,945	–	–	–	–	–	–
2.25%	–	5,761	–	–	–	1,000	–	–
2.30%	–	6	–	–	–	–	–	–
2.35%	–	2,631	–	–	–	272	–	–
2.40%	–	76	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	46	–	–	–	–	–	–

Totals	$489,042	712,627	1,017,079	767,085	2,042	41,636	586,297	154,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2	FidVIPGrOp	FidVIPGrOpS
0.95%	$15,702	3,474	6,616	–	117,282	28,708	–	145,778
1.00%	9,528	765	792	–	135,358	13,125	–	142,284
1.05%	758	822	399	–	35,612	1,661	–	25,542
1.10%	6,124	–	2,484	–	912	18,784	–	1,831
1.15%	1,790	–	2,613	–	131	9,109	–	1,926
1.20%	950	5	671	–	581	4,732	–	808
1.25%	2,145	–	259	–	762	5,178	–	440
1.30%	–	–	82	33,050	17	2,778	177,513	111
1.35%	1,324	–	30	–	–	803	–	–
1.40%	20,866	36	11,061	263,104	3,109	46,447	1,291,924	5,984
1.45%	24,940	111	8,041	9,651	3,741	35,844	21,400	1,398
1.50%	1,481	–	469	3,589	105	2,003	9,501	502
1.55%	18,506	–	7,732	–	–	29,242	–	140
1.60%	5,986	–	1,048	–	–	7,710	–	–
1.65%	1,403	–	969	–	–	2,674	–	60
1.70%	606	–	1,237	–	68	3,423	–	177
1.75%	928	–	1,457	–	–	8,950	–	–
1.80%	134	–	58	–	–	1,817	–	–
1.85%	–	–	208	–	–	1,681	–	–
1.90%	159	–	174	–	–	340	–	–
1.95%	656	–	–	–	–	577	–	–
2.00%	386	–	–	–	–	325	–	–
2.05%	–	–	16	–	–	1,042	–	–
2.10%	–	–	127	–	–	28	–	–
2.15%	–	–	183	–	–	341	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	970	–	–	445	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	978	–	–	829	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	43	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	23	–	–

Totals	$114,372	5,213	48,674	309,394	297,678	228,662	1,500,338	326,981

	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
0.95%	$13,281	–	109,541	108,021	686	13,424	6,241	875
1.00%	10,648	–	94,022	41,852	–	9,101	–	–
1.05%	607	–	15,326	1,958	–	1,748	–	47
1.10%	5,172	–	1,596	67,479	3,272	6,848	14,740	3,486
1.15%	1,298	–	49	25,524	225	6,817	20	–
1.20%	1,595	–	467	8,340	–	355	342	43
1.25%	523	–	856	9,672	30	1,704	–	–
1.30%	45	61,410	119	5,118	–	2,842	48	–
1.35%	286	–	–	3,343	–	356	516	137
1.40%	15,994	–	2,223	161,582	59	18,014	1,479	252
1.45%	19,096	–	14,285	83,119	–	3,259	–	–
1.50%	1,143	–	1,077	7,614	–	1,812	378	–
1.55%	4,731	–	324	157,118	818	8,078	3,298	332
1.60%	3,661	–	552	29,631	–	5,291	–	–
1.65%	672	–	141	9,026	–	1,965	19	–
1.70%	1,483	–	326	8,327	–	871	–	–
1.75%	–	–	–	6,761	–	1,041	241	–
1.80%	62	–	–	6,332	–	1,282	–	–
1.85%	–	–	23	5,152	–	1,325	–	–
1.90%	–	–	–	3,545	–	555	–	–
1.95%	274	–	–	569	–	64	–	–
2.00%	–	–	–	17,780	–	657	–	–
2.05%	–	–	–	7,845	–	3,604	–	–
2.10%	–	–	–	1,164	–	32	–	–
2.15%	–	–	–	2,368	–	435	–	–
2.20%	–	–	–	1,351	–	730	–	–
2.25%	142	–	–	8,187	–	2,436	–	–
2.30%	–	–	–	343	–	22	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	54	–	33	–	–
2.45%	–	–	–	21	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$80,713	61,410	240,927	789,196	5,090	94,701	27,322	5,172

	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITMidCap2	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd
0.95%	$320	6,985	1,959	17,191	4,980	4,270	–	60,297
1.00%	–	2,491	–	3,956	1,494	4,032	–	11,174
1.05%	–	1,038	–	1,279	371	2,197	–	4,088
1.10%	898	2,162	5,897	11,020	2,760	595	–	46,531
1.15%	–	2,881	378	4,412	566	884	–	21,556
1.20%	–	153	98	2,224	129	309	–	4,806
1.25%	–	93	436	374	198	48	–	5,084
1.30%	–	880	–	6,041	390	15	–	5,161
1.35%	–	204	190	1,261	2	10	–	956
1.40%	60	9,008	864	28,032	6,997	9,983	–	63,246
1.45%	–	174	–	3,848	278	3,490	–	6,949
1.50%	–	7	365	91	492	25	–	2,977
1.55%	1,352	5,868	1,847	10,494	5,942	7,729	–	37,803
1.60%	–	5,312	66	7,360	497	885	–	21,080
1.65%	–	213	–	823	28	171	–	13,650
1.70%	–	603	–	995	21	537	–	2,356
1.75%	–	261	167	3,343	1	338	–	6,852
1.80%	–	918	–	773	103	1,392	–	3,471
1.85%	–	195	–	912	66	3,049	–	6,539
1.90%	–	50	–	498	–	106	–	4,720
1.95%	–	–	–	–	–	–	–	45
2.00%	–	372	–	181	543	7,194	–	12,770
2.05%	–	740	–	1,470	301	21	–	499
2.10%	–	–	–	190	–	48	–	73
2.15%	–	–	–	271	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	1,659	–	–	–	344
2.30%	–	–	–	703	141	677	–	121
2.35%	–	–	–	58	–	–	–	124
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	24	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$2,630	40,608	12,267	109,483	26,300	48,005	–	343,272

	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
0.95%	$24,894	47,748	188,810	108,837	66,686	59,628	9,931	456
1.00%	1,857	7,204	26,407	9,781	7,297	19,085	5,383	–
1.05%	199	2,789	12,893	957	1,252	9,682	669	–
1.10%	36,711	77,579	277,624	72,738	117,573	30,920	5,689	5,106
1.15%	11,111	32,810	151,985	36,400	65,955	8,616	1,488	–
1.20%	1,526	16,533	73,744	13,752	7,830	4,333	537	56
1.25%	1,433	12,837	45,838	36,357	23,150	2,884	1,738	–
1.30%	12,734	26,290	90,771	17,935	36,944	2,466	515	–
1.35%	1,054	5,347	6,109	7,037	3,775	676	177	–
1.40%	37,517	58,041	328,849	157,446	79,899	76,066	8,113	534
1.45%	26,117	3,820	55,890	35,049	18,554	13,851	470	–
1.50%	1,371	5,184	15,132	4,184	7,627	1,620	953	–
1.55%	8,962	45,536	208,225	59,487	86,378	56,619	4,611	388
1.60%	28,311	31,141	201,616	71,985	72,566	26,758	2,109	–
1.65%	13,479	27,922	59,547	32,688	18,839	5,812	296	–
1.70%	9,172	3,779	33,762	24,974	9,786	2,463	127	–
1.75%	4,172	24,987	51,670	14,354	16,706	3,323	460	99
1.80%	9,084	6,391	36,549	5,265	3,304	2,099	182	–
1.85%	1,046	10,123	28,013	7,048	3,770	4,708	1,857	–
1.90%	4,889	98	12,641	6,820	609	29	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
1.95%	28	638	4,167	2,269	1,725	533	62	–
2.00%	2,705	585	11,920	2,887	1,834	9,804	121	–
2.05%	13,588	1,961	12,229	9,862	5,310	1,898	411	–
2.10%	139	25	1,737	6,885	–	1,426	12	–
2.15%	669	1,341	6,108	22,058	1,442	–	363	–
2.20%	1,992	–	1,728	13,687	1,931	489	–	–
2.25%	4,847	521	5,434	1,219	262	176	–	–
2.30%	342	42	1,513	4,829	4	1,928	182	–
2.35%	1,119	–	3,583	856	46	–	–	–
2.40%	79	–	210	709	–	–	–	–
2.45%	94	–	684	133	148	62	24	–
2.55%	–	–	151	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$261,241	451,272	1,955,539	788,488	661,202	347,954	46,480	6,639

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
0.95%	$15,912	1,605	16,485	936	7,561	11,607	5,734	10,028
1.00%	6,809	–	4,176	463	800	2,249	738	5,289
1.05%	3,915	–	1,251	321	1,599	85	393	652
1.10%	6,372	3,592	10,058	567	5,623	8,758	7,116	8,667
1.15%	2,739	–	4,056	12	8,226	3,547	6,294	7,885
1.20%	972	–	859	511	475	1,157	307	1,223
1.25%	1,293	–	549	–	1,911	1,205	620	1,665
1.30%	1,356	–	563	488	3,172	4,868	1,864	4,592
1.35%	511	37	233	22	234	474	243	390
1.40%	15,581	289	14,919	738	6,387	21,579	16,069	18,999
1.45%	1,380	–	3,247	133	1,182	1,998	202	2,084
1.50%	1,019	101	72	3,798	277	505	255	578
1.55%	10,882	3,636	9,525	1,887	4,341	11,598	4,386	15,495
1.60%	6,339	–	6,989	381	3,153	10,186	4,111	12,161
1.65%	1,168	13	1,064	351	2,591	2,492	350	2,154
1.70%	369	–	1,634	218	2,748	2,333	728	3,598
1.75%	4,197	67	494	69	1,647	3,138	803	5,336
1.80%	766	–	1,190	455	2,500	2,638	51	646
1.85%	2,357	–	110	33	2,967	2,754	806	3,009
1.90%	19	–	20	35	1,098	1,231	–	132
1.95%	71	–	463	–	229	799	–	652
2.00%	15,870	–	2,092	–	316	1,085	2,347	678
2.05%	22	–	1,934	142	1,109	802	1,463	915
2.10%	18	–	10	47	339	1,097	–	3,170
2.15%	1,018	–	–	872	1,905	522	–	202
2.20%	487	–	–	–	887	368	–	832
2.25%	–	–	–	301	306	1,494	–	282
2.30%	191	–	–	21	886	202	–	–
2.35%	–	–	–	–	7,207	1,106	–	–
2.40%	–	–	–	–	445	–	–	–
2.45%	–	–	–	–	43	20	20	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	314	–	–	–

Totals	$101,633	9,340	81,993	12,801	72,478	101,897	54,900	111,314

	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
0.95%	$7,901	5,521	75,490	363	29,614	418	13,166	3,177
1.00%	–	–	–	54	2,661	–	7,103	–
1.05%	–	–	645	15	363	–	2,841	–
1.10%	13,563	17,147	166,383	–	30,476	1,541	5,725	3,381
1.15%	–	386	15,239	127	14,985	9	7,070	–
1.20%	117	358	7,520	278	2,839	2	454	3
1.25%	–	39	4,216	–	3,616	–	1,852	–
1.30%	–	–	2,350	–	7,285	–	2,909	–
1.35%	227	376	4,988	2	1,388	100	643	19
1.40%	3,164	3,172	22,742	423	41,538	846	17,875	63
1.45%	–	–	–	273	5,707	–	5,130	–
1.50%	–	474	3,417	–	1,745	309	48	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
1.55%	3,638	7,088	49,940	1,422	27,821	7	10,595	963
1.60%	–	–	4,433	635	15,701	–	8,987	–
1.65%	9	83	961	6	4,386	–	1,317	–
1.70%	–	–	85	146	2,679	–	1,020	–
1.75%	–	–	263	–	4,470	281	1,132	–
1.80%	–	–	589	1	2,753	–	3,043	–
1.85%	–	–	105	251	3,509	–	2,870	–
1.90%	–	–	–	–	2,409	–	–	–
1.95%	–	–	–	–	1,061	–	188	–
2.00%	–	–	–	–	10,888	–	3,896	–
2.05%	–	–	–	187	3,966	–	1,191	–
2.10%	–	–	–	–	749	–	2,442	–
2.15%	–	–	–	–	1,379	–	13	–
2.20%	–	–	–	–	1,317	–	295	–
2.25%	–	–	–	–	841	–	–	–
2.30%	–	–	–	–	579	–	–	–
2.35%	–	–	–	–	4,168	–	–	–
2.40%	–	–	–	–	295	–	–	–
2.45%	–	–	–	–	43	–	23	–
2.55%	–	–	–	–	119	–	–	–
2.60%	–	–	–	–	39	–	–	–

Totals	$28,619	34,644	359,366	4,183	231,389	3,513	101,828	7,606

	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppStratBdS	PVTGroInc	PVTIntEq	PVTSmCapVal
0.95%	$15,643	3,938	32,366	3,134	37,162	1,173	550	964
1.00%	9,171	–	4,817	–	10,655	1,165	661	–
1.05%	550	–	231	94	2,533	–	–	–
1.10%	14,444	15,287	26,935	4,217	27,067	703	2,516	3,464
1.15%	10,126	816	15,032	32	10,257	455	–	–
1.20%	991	35	4,442	149	2,212	97	–	29
1.25%	4,038	92	4,147	–	3,298	–	–	–
1.30%	1,505	–	6,305	–	6,489	3,229	–	–
1.35%	293	205	1,259	34	1,774	–	39	185
1.40%	25,596	1,266	45,562	658	57,321	3,027	707	540
1.45%	1,331	–	5,884	–	9,148	92	–	–
1.50%	1,286	113	2,069	–	5,435	–	–	411
1.55%	13,840	236	33,182	524	29,840	546	178	–
1.60%	4,890	–	14,590	–	16,214	–	–	–
1.65%	694	37	3,383	59	4,701	104	–	–
1.70%	2,110	–	6,657	–	2,676	21	236	–
1.75%	1,730	69	4,313	–	7,672	227	–	–
1.80%	463	–	1,053	–	4,921	181	–	–
1.85%	3,259	–	6,799	–	9,093	–	–	–
1.90%	–	–	4,322	–	714	–	–	–
1.95%	1,388	–	60	–	3	–	–	–
2.00%	66	–	226	–	178	81	–	–
2.05%	7	–	1,520	–	1,163	–	–	–
2.10%	900	–	508	–	152	29	–	–
2.15%	–	–	332	–	190	30	–	–
2.20%	229	–	–	–	55	–	–	–
2.25%	–	–	881	–	–	–	–	–
2.30%	–	–	–	–	7	8	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	43	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$114,550	22,094	226,918	8,901	250,930	11,168	4,887	5,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal	STIMidCapEq	STISmCapVal
0.95%	$1,748	401	11	–	56	294	265	504
1.00%	223	–	–	–	–	–	–	–
1.05%	310	–	–	–	–	–	–	–
1.10%	3,739	–	162	–	–	151	–	36
1.15%	–	–	–	–	363	443	–	226
1.20%	39	–	–	–	–	–	–	–
1.25%	–	–	–	–	–	–	–	–
1.30%	613	–	–	–	–	–	–	–
1.35%	72	–	–	–	–	–	–	–
1.40%	1,265	–	–	–	–	–	–	369
1.45%	1,157	1,795	–	–	156	1,012	1,237	–
1.50%	673	73	–	–	–	84	–	–
1.55%	1,156	–	–	104	–	–	–	–
1.60%	106	1,273	–	–	–	878	683	–
1.65%	–	87	–	–	–	86	53	–
1.70%	96	–	–	–	–	–	–	–
1.75%	89	–	–	–	–	–	–	–
1.80%	8	377	–	–	293	272	303	–
1.85%	14	131	–	–	–	93	74	–
1.90%	176	–	–	–	–	488	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	80	–	–	–	–	–	–	–
2.05%	489	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	230	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$12,283	4,137	173	104	868	3,801	2,615	1,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	VKCom2	VKEmGr2	VKCorPlus2	VKUSRealEst2
0.95%	$37,373	5,239	5,582	7,162
1.00%	12,476	1,637	1,227	3,519
1.05%	4,436	180	–	2,066
1.10%	26,364	5,820	1,812	2,257
1.15%	17,801	6,919	2,093	1,990
1.20%	2,921	1,562	1	580
1.25%	7,462	3,310	–	653
1.30%	8,737	3,055	272	1,159
1.35%	527	161	–	217
1.40%	53,796	17,512	1,313	13,494
1.45%	8,807	1,463	960	988
1.50%	6,383	2,996	63	922
1.55%	33,627	3,182	6,956	11,567
1.60%	13,639	3,561	1,904	2,245
1.65%	7,969	3,483	84	372
1.70%	5,973	1,463	8	138
1.75%	9,443	4,345	92	1,713
1.80%	3,047	1,576	–	526
1.85%	4,734	4,108	781	1,080
1.90%	310	569	–	130
1.95%	546	–	–	–
2.00%	–	48	–	275
2.05%	1,835	1,551	477	111
2.10%	2,270	353	8	68
2.15%	1,472	–	101	–
2.20%	467	503	–	–
2.25%	–	2,437	–	236
2.30%	8	143	–	1,153
2.35%	156	–	–	–
2.40%	–	–	–	–
2.45%	23	43	–	–
2.55%	–	–	–	–
2.60%	–	–	–	–

Totals	$272,602	77,219	23,734	54,621

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $27,375,350 and $73,682,684, respectively, and total transfers from the Account to the fixed account were $9,797,857 and $13,331,778, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $529,769 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,146,388 and $1,486,353 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series II Shares
2005	0.95% to 2.60%	1,394,538	$11.95 to 11.20	$16,429,623	0.00%	4.43% to 2.73%
2004	0.95% to 2.60%	1,498,502	11.44 to 10.90	16,966,976	0.00%	9.79% to 8.05%
2003	0.95% to 2.70%	1,352,155	10.42 to 10.07	13,999,545	0.00%	32.03% to 29.67%
2002	0.95% to 2.25%	800,468	7.77 to 7.89	6,302,001	0.00%	-22.33% to -21.06%	(a	) (b)

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	0.95% to 2.60%	290,170	11.12 to 10.42	3,175,311	0.00%	7.55% to 5.80%
2004	0.95% to 2.60%	330,900	10.34 to 9.85	3,375,836	0.00%	5.32% to 3.63%
2003	0.95% to 2.35%	316,154	9.82 to 9.55	3,077,512	0.00%	27.96% to 26.12%
2002	0.95% to 1.85%	91,797	7.60 to 7.67	701,623	0.00%	-24.03% to -23.27%	(a	) (b)

AIM VIF – Capital Development Fund – Series I Shares
2005	0.95% to 1.40%	16,278	12.97 to 12.77	209,927	0.00%	8.57% to 8.13%
2004	0.95% to 1.40%	16,085	11.95 to 11.81	191,366	0.00%	14.40% to 13.98%
2003	0.95% to 1.40%	10,904	10.44 to 10.36	113,560	0.00%	34.07% to 33.45%
2002	1.10%	2,639	7.78	20,535	0.00%	-22.18%	(a	) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	0.95% to 1.80%	19,368	11.99 to 15.58	252,192	0.00%	8.23% to 7.36%
2004	0.95% to 1.80%	7,100	11.08 to 14.52	83,456	0.00%	10.78% to 10.19%	(a	) (b)

AIM VIF – International Growth Fund – Series II Shares
2005	0.95% to 2.30%	110,019	15.53 to 14.75	1,692,289	0.55%	16.59% to 15.10%
2004	0.95% to 2.30%	128,816	13.32 to 12.81	1,704,214	0.47%	22.53% to 20.98%
2003	0.95% to 2.30%	148,422	10.87 to 10.59	1,605,977	0.40%	27.38% to 25.62%
2002	0.95% to 1.85%	99,782	8.47 to 8.54	849,893	1.25%	-15.34% to -14.64%	(a	) (b)

AIM VIF – Mid Cap Core Equity Fund – Series I Shares
2005	0.95% to 1.75%	63,405	13.03 to 12.67	822,685	0.54%	6.60% to 5.79%
2004	0.95% to 1.75%	59,558	12.23 to 11.98	725,829	0.17%	12.74% to 11.92%
2003	0.95% to 1.75%	46,999	10.85 to 10.70	508,621	0.00%	26.11% to 25.09%
2002	0.95% to 1.35%	18,668	8.58 to 8.60	160,441	0.00%	-14.20% to -14.00%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I Shares
2005	0.95% to 1.55%	50,633	11.15 to 9.24	555,376	0.86%	4.65% to 4.05%
2004	0.95% to 1.55%	49,381	10.65 to 8.88	517,581	0.54%	4.77% to 4.19%
2003	0.95% to 1.75%	35,260	10.17 to 8.48	349,853	0.39%	23.89% to 22.85%
2002	0.95% to 1.20%	10,318	8.20 to 8.21	84,658	0.85%	-18.04% to -17.92%	(a	) (b)

AIM VIF – Premier Equity Fund – Series II Shares
2005	0.95% to 2.35%	210,269	9.93 to 9.39	2,055,863	0.61%	4.36% to 2.92%
2004	0.95% to 2.35%	227,049	9.51 to 9.13	2,135,771	0.33%	4.49% to 3.07%
2003	0.95% to 2.35%	204,961	9.11 to 8.86	1,852,060	0.30%	23.64% to 21.85%
2002	0.95% to 1.85%	104,098	7.30 to 7.36	763,969	0.73%	-27.00% to -26.35%	(a	) (b)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	0.95% to 2.40%	845,191	12.05 to 11.39	10,034,933	1.27%	3.61% to 2.13%
2004	0.95% to 2.40%	878,709	11.63 to 11.15	10,112,127	0.76%	10.17% to 8.64%
2003	0.95% to 2.70%	742,495	10.56 to 10.21	7,788,932	0.82%	30.93% to 28.61%
2002	0.95% to 2.25%	256,388	7.93 to 8.06	2,062,156	0.42%	-20.65% to -19.36%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Alliance VPSF – AllianceBernstein International Value Portfolio – Class B
2005	0.95% to 2.40%	323,653	$19.20 to 18.18	$6,148,550	0.48%	15.42% to 13.83%
2004	0.95% to 2.40%	380,692	16.64 to 15.97	6,281,818	0.46%	23.70% to 22.03%
2003	0.95% to 2.45%	465,461	13.45 to 13.07	6,221,573	0.34%	42.58% to 40.47%
2002	0.95% to 2.00%	189,416	9.31 to 9.43	1,781,711	0.07%	-6.92% to -5.67%	(a) (b)

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B
2005	0.95% to 2.40%	324,021	11.10 to 10.48	3,541,590	0.00%	13.75% to 12.14%
2004	0.95% to 2.40%	318,337	9.76 to 9.35	3,071,305	0.00%	7.32% to 5.80%
2003	0.95% to 2.30%	309,330	9.09 to 8.85	2,794,786	0.00%	22.20% to 20.49%
2002	0.95% to 1.75%	106,973	7.39 to 7.44	793,895	0.00%	-26.11% to -25.58%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	0.95% to 2.40%	865,217	15.77 to 14.93	13,486,108	0.56%	5.62% to 4.14%
2004	0.95% to 2.40%	898,836	14.94 to 14.33	13,302,384	0.08%	17.94% to 16.34%
2003	0.95% to 2.40%	859,724	12.66 to 12.32	10,816,970	0.49%	39.55% to 37.54%
2002	0.95% to 2.00%	504,456	8.96 to 9.07	4,565,109	0.20%	-10.44% to -9.26%	(a) (b)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.95% to 1.75%	78,129	14.37 to 12.97	1,103,814	0.00%	6.22% to 5.43%
2004	0.95% to 1.75%	70,029	13.53 to 12.30	938,233	0.46%	20.73% to 19.88%
2003	0.95% to 1.75%	45,605	11.21 to 10.26	507,629	0.26%	36.47% to 35.35%
2002	0.95% to 1.35%	13,134	8.19 to 8.21	107,755	0.29%	-18.08% to -17.89%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.95% to 1.55%	41,096	10.73 to 7.92	409,848	0.00%	2.63% to 2.04%
2004	0.95% to 1.55%	43,895	10.46 to 7.76	424,838	0.48%	5.20% to 4.63%
2003	0.95% to 1.55%	29,343	9.94 to 7.41	260,457	0.17%	24.81% to 24.00%
2002	1.10% to 1.25%	5,844	7.95 to 7.96	46,504	0.52%	-20.49% to -20.42%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.95% to 1.60%	196,318	12.25 to 9.85	2,280,067	1.64%	3.70% to 3.06%
2004	0.95% to 1.60%	174,082	11.81 to 9.56	1,983,446	1.98%	9.59% to 8.95%
2003	0.95% to 1.55%	129,158	10.78 to 8.79	1,343,041	1.59%	27.15% to 26.36%
2002	0.95% to 1.50%	31,338	6.96 to 8.48	263,921	1.03%	-15.56% to -15.21%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Service Shares
2005	0.95% to 2.35%	360,175	13.75 to 13.29	4,915,059	1.41%	3.44% to 2.02%
2004	0.95% to 2.35%	363,953	13.29 to 13.02	4,817,048	1.78%	9.30% to 7.84%
2003	0.95% to 2.35%	159,827	12.16 to 12.08	1,941,207	0.84%	21.60% to 20.50%	(a) (b)

Federated IS – American Leaders Fund II – Service Shares
2005	0.95% to 2.25%	237,603	11.48 to 10.95	2,697,263	1.25%	3.78% to 2.46%
2004	0.95% to 2.25%	242,829	11.07 to 10.68	2,663,199	1.28%	8.46% to 7.12%
2003	0.95% to 2.70%	203,311	10.20 to 9.90	2,062,876	0.47%	26.11% to 23.86%
2002	0.95% to 2.25%	27,004	7.99 to 8.09	217,899	0.00%	-20.09% to -19.09%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	0.95% to 2.30%	236,385	10.71 to 10.19	2,499,084	0.80%	0.73% to -0.61%
2004	0.95% to 2.30%	266,015	10.63 to 10.25	2,800,440	0.46%	6.09% to 4.71%
2003	0.95% to 2.25%	231,866	10.02 to 9.80	2,309,010	0.19%	22.70% to 21.07%
2002	0.95% to 1.75%	33,487	8.11 to 8.17	272,762	0.00%	-18.87% to -18.33%	(a) (b)

Federated IS – High Income Bond Fund II – Service Shares
2005	0.95% to 2.10%	944,507	13.28 to 12.71	12,361,109	7.61%	1.30% to 0.16%
2004	0.95% to 2.10%	1,065,920	13.11 to 12.69	13,837,890	6.77%	9.11% to 7.91%
2003	0.95% to 2.10%	989,694	12.02 to 11.76	11,817,284	5.07%	20.64% to 19.30%
2002	0.95% to 1.85%	317,116	9.84 to 9.96	3,151,615	0.26%	-1.58% to -0.39%	(a) (b)

Federated IS – International Equity Fund II
2005	0.95% to 1.40%	15,775	12.37 to 12.17	194,159	0.00%	8.04% to 7.60%
2004	0.95% to 1.40%	18,034	11.45 to 11.31	205,713	0.00%	12.98% to 12.57%
2003	0.95% to 1.40%	14,585	10.13 to 10.05	147,361	0.00%	30.60% to 29.96%
2002	0.95% to 1.10%	2,956	7.75 to 7.76	22,912	0.00%	-22.50% to -22.44%	(a) (b)

Federated IS – Mid Cap Growth Strategies Fund II
2005	0.95% to 1.65%	54,951	14.42 to 14.07	787,053	0.00%	11.64% to 10.92%
2004	0.95% to 1.65%	56,524	12.92 to 12.69	726,618	0.00%	14.33% to 13.63%
2003	0.95% to 1.65%	34,404	11.30 to 11.17	387,498	0.00%	38.75% to 37.78%
2002	0.95% to 1.35%	14,512	8.12 to 8.14	118,081	0.00%	-18.78% to -18.59%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	0.95% to 1.65%	295,088	$11.32 to 11.65	$3,346,301	3.71%	0.34% to -0.36%
2004	0.95% to 1.65%	301,028	11.28 to 11.70	3,406,732	3.89%	2.64% to 1.93%
2003	0.95% to 1.65%	229,888	10.99 to 11.47	2,540,248	2.81%	3.65% to 2.96%
2002	0.95% to 1.40%	68,180	10.58 to 11.19	726,707	0.00%	5.71% to 6.06%	(a) (b)

Federated IS – Quality Bond Fund II – Service Shares
2005	0.95% to 2.20%	1,316,031	11.35 to 10.84	14,750,616	3.61%	0.03% to -1.22%
2004	0.95% to 2.20%	1,438,086	11.34 to 10.97	16,160,311	4.05%	2.34% to 1.06%
2003	0.95% to 2.15%	1,371,824	11.08 to 10.87	15,115,571	2.60%	3.45% to 2.23%
2002	0.95% to 1.85%	317,535	10.63 to 10.71	3,395,118	0.00%	6.29% to 7.14%	(a) (b)

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.30% to 1.50%	2,268,978	17.26 to 14.31	38,463,175	1.72%	4.49% to 4.28%
2004	1.30% to 1.50%	2,896,630	16.51 to 13.73	46,980,762	1.62%	10.08% to 9.86%
2003	1.30% to 1.50%	3,424,309	15.00 to 12.49	50,582,699	1.77%	28.64% to 28.38%
2002	1.30% to 1.50%	3,956,126	9.73 to 11.66	45,514,268	1.88%	-18.19% to -18.03%
2001	1.30% to 1.50%	4,706,557	11.90 to 14.23	66,148,100	1.65%	-6.39% to -6.20%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.95% to 1.80%	2,510,246	13.99 to 12.28	34,352,955	1.60%	4.76% to 3.90%
2004	0.95% to 1.75%	2,974,661	13.36 to 11.85	39,071,642	1.43%	10.32% to 9.53%
2003	0.95% to 1.75%	3,113,981	12.11 to 10.82	37,200,996	1.62%	28.98% to 27.93%
2002	0.95% to 1.50%	3,205,774	7.60 to 9.39	29,863,633	1.78%	-18.33% to -17.79%
2001	0.95% to 1.50%	3,845,772	9.30 to 11.42	43,655,784	1.63%	-6.52% to -6.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	0.95% to 2.60%	4,235,309	12.43 to 10.35	49,887,171	1.44%	4.57% to 2.87%
2004	0.95% to 2.60%	4,658,436	11.89 to 10.06	52,594,896	1.33%	10.18% to 8.43%
2003	0.95% to 2.55%	4,300,709	10.79 to 9.30	44,282,602	1.31%	28.79% to 26.70%
2002	0.95% to 2.05%	3,060,579	7.41 to 8.38	24,567,597	1.55%	-19.10% to -17.94%
2001	0.95% to 2.05%	2,498,838	9.17 to 10.21	24,470,749	0.88%	-7.36% to -6.13%

Fidelity® VIP – Growth Portfolio – Initial Class
2005	1.30% to 1.50%	2,270,865	14.94 to 12.68	33,250,199	0.53%	4.43% to 4.22%
2004	1.30% to 1.50%	3,223,167	14.31 to 12.17	45,294,082	0.29%	2.03% to 1.83%
2003	1.30% to 1.50%	4,218,568	14.02 to 11.95	58,271,608	0.27%	31.12% to 30.86%
2002	1.30% to 1.50%	4,940,777	9.13 to 10.69	52,151,808	0.27%	-31.16% to -31.02%
2001	1.30% to 1.50%	6,886,634	13.26 to 15.50	105,582,045	0.08%	-18.89% to -18.73%

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.95% to 1.70%	3,024,143	12.61 to 8.67	37,295,902	0.40%	4.67% to 3.90%
2004	0.95% to 1.70%	3,820,516	12.04 to 8.34	45,077,084	0.17%	2.28% to 1.57%
2003	0.95% to 1.70%	4,386,812	11.77 to 8.21	50,646,486	0.19%	31.52% to 30.48%
2002	0.95% to 1.65%	4,896,367	5.99 to 8.95	43,021,685	0.15%	-31.48% to -30.86%
2001	0.95% to 1.65%	6,382,836	8.72 to 12.95	81,083,471	0.00%	-19.26% to -18.51%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	0.95% to 2.45%	4,427,606	6.67 to 7.74	32,024,884	0.27%	4.50% to 2.94%
2004	0.95% to 2.45%	5,106,094	6.39 to 7.52	35,419,888	0.13%	2.14% to 0.66%
2003	0.95% to 2.45%	5,503,924	6.25 to 7.47	37,423,355	0.11%	31.28% to 29.25%
2002	0.95% to 2.05%	5,078,891	4.62 to 6.01	26,394,901	0.15%	-32.10% to -30.96%
2001	0.95% to 2.05%	5,230,827	6.77 to 8.76	39,867,391	0.06%	-19.85% to -18.65%

Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.30% to 1.50%	2,687,632	11.22 to 9.41	29,688,053	14.55%	1.37% to 1.16%
2004	1.30% to 1.50%	3,630,254	11.07 to 9.31	39,524,939	8.08%	8.17% to 7.95%
2003	1.30% to 1.50%	4,594,500	10.23 to 8.62	46,434,695	6.96%	25.61% to 25.36%
2002	1.30% to 1.50%	5,320,080	6.88 to 8.15	42,857,955	11.06%	1.89% to 2.10%
2001	1.30% to 1.50%	6,430,955	6.75 to 7.98	50,812,539	14.87%	-13.06% to -12.89%

Fidelity® VIP – High Income Portfolio – Service Class
2005	0.95% to 1.50%	1,819,246	9.38 to 8.91	17,032,691	14.40%	1.55% to 0.99%
2004	0.95% to 1.50%	2,423,282	9.24 to 9.57	22,349,842	8.19%	8.43% to 7.89%
2003	0.95% to 1.50%	2,810,258	8.52 to 8.18	23,909,014	7.08%	25.76% to 25.07%
2002	0.95% to 1.50%	2,867,219	6.54 to 7.12	19,402,091	11.30%	2.02% to 2.63%
2001	0.95% to 1.50%	3,557,526	6.41 to 6.97	23,468,385	13.90%	-13.33% to -12.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – High Income Portfolio – Service Class 2
2005	0.95% to 2.25%	2,043,436	$9.90 to 8.41	$19,137,290	14.45%	1.34% to 0.04%
2004	0.95% to 2.30%	2,341,459	9.77 to 8.38	21,685,188	7.89%	8.34% to 6.93%
2003	0.95% to 2.25%	2,404,278	9.02 to 7.85	20,602,230	5.22%	25.55% to 23.99%
2002	0.95% to 1.85%	1,469,078	6.33 to 7.18	10,042,551	10.25%	0.93% to 2.32%
2001	0.95% to 1.85%	1,355,213	6.28 to 7.02	9,074,924	9.49%	-14.03% to -12.77%

Fidelity® VIP – Money Market Portfolio – Initial Class
2005	0.95% to 1.95%	2,635,345	12.14 to 10.91	31,983,967	3.08%	2.07% to 1.05%
2004	0.95% to 1.95%	3,218,350	11.90 to 10.80	38,382,444	1.14%	0.25% to -0.76%
2003	0.95% to 1.95%	4,532,670	11.87 to 10.88	54,093,344	1.01%	0.04% to -0.96%
2002	0.95% to 1.75%	7,161,135	10.92 to 12.26	85,645,681	1.71%	-0.28% to 0.73%
2001	0.95% to 1.75%	9,148,479	10.93 to 12.21	109,227,617	4.01%	2.13% to 3.15%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	1.30% to 1.50%	1,847,746	16.54 to 13.90	30,143,611	0.65%	17.50% to 17.27%
2004	1.30% to 1.50%	2,254,225	14.08 to 11.85	31,347,848	1.21%	12.16% to 11.93%
2003	1.30% to 1.50%	2,717,889	12.55 to 10.59	33,779,679	0.81%	41.51% to 41.22%
2002	1.30% to 1.50%	3,295,102	7.50 to 8.87	28,981,568	0.89%	-21.48% to -21.32%
2001	1.30% to 1.50%	4,434,023	9.55 to 11.27	49,606,349	5.64%	-22.36% to -22.20%

Fidelity® VIP – Overseas Portfolio – Service Class
2005	0.95% to 1.70%	852,469	13.83 to 12.35	11,661,213	0.57%	17.84% to 17.02%
2004	0.95% to 1.70%	1,061,644	11.74 to 10.56	12,340,609	1.13%	12.41% to 11.68%
2003	0.95% to 1.70%	1,338,806	10.44 to 9.45	13,852,488	0.71%	41.85% to 40.74%
2002	0.95% to 1.50%	1,459,258	6.34 to 7.36	10,652,687	0.78%	-21.77% to -21.10%
2001	0.95% to 1.60%	1,789,118	8.05 to 9.33	16,552,660	5.53%	-22.65% to -22.02%

Fidelity® VIP – Overseas Portfolio – Service Class 2
2005	0.95% to 2.30%	886,223	9.67 to 11.01	9,172,729	0.51%	17.66% to 16.12%
2004	0.95% to 2.30%	1,049,600	8.22 to 9.48	9,328,152	1.08%	12.24% to 10.83%
2003	0.95% to 2.30%	1,264,290	7.32 to 8.56	10,016,450	0.44%	41.68% to 39.72%
2002	0.95% to 1.95%	1,167,806	5.03 to 6.34	6,583,033	0.84%	-22.36% to -21.21%
2001	0.95% to 1.95%	1,274,635	6.45 to 8.09	9,256,296	4.73%	-23.06% to -21.92%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	0.95% to 2.30%	303,978	13.01 to 18.61	4,412,376	0.42%	17.62% to 16.08%
2004	0.95% to 2.30%	197,038	11.06 to 16.03	2,424,902	0.00%	10.63% to 9.68%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	0.95% to 1.55%	98,573	13.05 to 19.07	1,299,368	0.59%	17.80% to 17.15%
2004	0.95% to 1.45%	100,201	11.08 to 11.04	1,114,963	0.00%	10.81% to 10.44%	(a) (b)

Fidelity® VIP – Value Portfolio – Service Class
2005	0.95% to 1.10%	70,438	12.04 to 11.96	847,039	0.44%	5.08% to 4.92%
2004	0.95% to 1.05%	75,284	11.46 to 11.42	861,783	1.05%	10.02% to 9.91%
2003	0.95% to 1.05%	61,973	10.41 to 10.39	644,929	0.33%	32.80% to 32.67%
2002	0.95% to 1.10%	71,212	7.82 to 7.84	558,177	0.12%	-16.70% to -16.57%
2001	0.95% to 1.10%	66,001	9.37 to 9.40	620,160	0.20%	-6.28% to -6.01%	(a) (b)

Fidelity® VIP – Value Portfolio – Service Class 2
2005	0.95% to 1.85%	125,609	11.95 to 11.47	1,476,384	0.33%	4.83% to 3.93%
2004	0.95% to 1.95%	144,568	11.40 to 10.99	1,626,826	0.93%	9.87% to 8.77%
2003	0.95% to 1.95%	153,119	10.38 to 10.11	1,573,358	0.33%	32.48% to 31.14%
2002	0.95% to 1.95%	176,457	7.71 to 7.83	1,373,675	0.12%	-17.51% to -16.67%
2001	0.95% to 1.95%	145,526	9.34 to 9.40	1,364,395	0.20%	-6.57% to -6.01%	(a) (b)

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class
2005	1.30% to 1.50%	313,221	13.56 to 11.43	4,171,440	2.64%	2.54% to 2.34%
2004	1.30% to 1.50%	450,386	13.23 to 11.17	5,868,849	2.36%	4.61% to 4.39%
2003	1.30% to 1.50%	533,547	12.64 to 10.70	6,658,925	2.92%	21.73% to 21.49%
2002	1.30% to 1.50%	607,643	8.81 to 10.39	6,237,888	3.09%	-16.79% to -16.63%
2001	1.30% to 1.50%	805,715	10.59 to 12.46	9,931,127	3.07%	-8.79% to -8.60%

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class
2005	0.95% to 1.65%	318,342	11.22 to 9.41	3,546,175	2.39%	2.81% to 2.10%
2004	0.95% to 1.65%	396,705	10.91 to 9.22	4,297,283	2.30%	4.85% to 4.16%
2003	0.95% to 1.65%	461,854	10.41 to 8.85	4,778,009	2.84%	21.98% to 21.13%
2002	0.95% to 1.50%	511,396	7.06 to 8.53	4,338,581	2.88%	-16.98% to -16.34%
2001	0.95% to 1.50%	642,356	8.48 to 10.20	6,517,623	2.96%	-9.12% to -8.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2
2005	0.95% to 2.00%	262,690	$8.70 to 8.74	$2,335,451	2.21%	2.58% to 1.52%
2004	0.95% to 2.00%	358,223	8.48 to 8.60	3,122,330	2.30%	4.63% to 3.57%
2003	0.95% to 2.00%	411,988	8.11 to 8.31	3,444,963	2.70%	21.86% to 20.58%
2002	0.95% to 1.85%	463,222	6.49 to 7.05	3,184,600	2.75%	-17.56% to -16.63%
2001	0.95% to 1.85%	557,576	7.86 to 8.49	4,615,931	2.40%	-9.54% to -8.48%

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	1.30% to 1.50%	408,397	14.62 to 12.59	5,878,062	3.04%	2.70% to 2.49%
2004	1.30% to 1.50%	615,773	14.23 to 12.28	8,633,926	2.91%	4.10% to 3.89%
2003	1.30% to 1.50%	770,719	13.67 to 11.82	10,386,174	3.65%	16.44% to 16.21%
2002	1.30% to 1.50%	871,353	10.17 to 11.74	10,084,620	4.11%	-10.10% to -9.92%
2001	1.30% to 1.50%	1,032,325	11.32 to 13.03	13,288,122	4.42%	-5.54% to -5.34%

Fidelity® VIP II – Asset Manager Portfolio – Service Class
2005	0.95% to 1.50%	457,159	12.46 to 10.44	5,674,106	2.70%	2.94% to 2.37%
2004	0.95% to 1.50%	595,788	12.10 to 10.20	7,157,568	2.78%	4.36% to 3.78%
2003	0.95% to 1.50%	685,066	11.60 to 9.82	7,895,483	3.53%	16.79% to 16.14%
2002	0.95% to 1.50%	761,504	8.46 to 9.93	7,520,585	4.17%	-10.22% to -9.72%
2001	0.95% to 1.50%	962,708	9.42 to 11.00	10,538,664	4.21%	-5.69% to -5.16%

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2
2005	0.95% to 1.75%	415,041	10.10 to 9.65	4,216,826	2.66%	2.80% to 1.97%
2004	0.95% to 2.05%	499,428	9.83 to 9.33	4,955,687	2.58%	4.18% to 3.02%
2003	0.95% to 2.05%	546,660	9.43 to 9.05	5,227,561	3.38%	16.55% to 15.25%
2002	0.95% to 2.05%	584,811	7.86 to 8.45	4,820,661	4.15%	-10.89% to -9.89%
2001	0.95% to 2.05%	718,290	8.82 to 9.42	6,588,726	3.01%	-6.36% to -5.30%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	1.30% to 1.50%	3,010,456	22.01 to 18.35	65,268,259	0.30%	15.42% to 15.19%
2004	1.30% to 1.50%	3,579,619	19.07 to 15.93	67,339,563	0.35%	13.98% to 13.75%
2003	1.30% to 1.50%	4,203,351	16.73 to 14.01	69,483,080	0.46%	26.80% to 26.54%
2002	1.30% to 1.50%	4,767,339	11.07 to 13.20	62,231,480	0.93%	-10.71% to -10.53%
2001	1.30% to 1.50%	6,221,749	12.40 to 14.75	90,878,389	0.83%	-13.57% to -13.39%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	0.95% to 1.85%	2,778,895	18.65 to 12.90	50,466,340	0.20%	15.74% to 14.69%
2004	0.95% to 1.85%	3,159,087	16.12 to 11.25	49,704,454	0.25%	14.24% to 13.21%
2003	0.95% to 1.85%	3,374,699	14.11 to 9.94	46,777,335	0.35%	27.13% to 25.98%
2002	0.95% to 1.85%	3,563,729	7.89 to 11.10	38,984,835	0.79%	-11.10% to -10.29%
2001	0.95% to 1.85%	4,223,233	8.87 to 12.37	51,409,430	0.71%	-13.99% to -13.20%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	0.95% to 2.60%	4,727,922	12.02 to 12.14	58,493,126	0.12%	15.54% to 13.70%
2004	0.95% to 2.60%	4,843,433	10.40 to 10.68	52,031,404	0.20%	14.07% to 12.26%
2003	0.95% to 2.70%	4,294,206	9.12 to 9.47	40,584,160	0.23%	26.98% to 24.75%
2002	0.95% to 2.25%	2,721,894	6.96 to 7.97	20,351,677	0.73%	-12.07% to -10.46%
2001	0.95% to 1.95%	2,520,595	7.89 to 8.94	21,192,128	0.61%	-14.39% to -13.31%

Fidelity® VIP II – Index 500 Portfolio – Initial Class
2005	0.95% to 2.00%	5,719,281	12.70 to 9.56	77,208,276	1.86%	3.83% to 2.77%
2004	0.95% to 2.00%	7,217,333	12.23 to 9.30	94,669,988	1.33%	9.56% to 8.48%
2003	0.95% to 2.05%	8,294,373	11.16 to 7.89	100,019,978	1.46%	27.19% to 25.78%
2002	0.95% to 2.05%	9,224,993	6.27 to 11.23	87,694,970	1.46%	-23.95% to -22.99%
2001	0.95% to 2.05%	12,613,054	8.24 to 14.63	156,372,138	1.16%	-14.03% to -12.94%

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class
2005	0.95% to 2.00%	3,776,974	14.79 to 12.84	56,436,283	3.90%	1.22% to 0.17%
2004	0.95% to 1.95%	4,666,693	14.61 to 12.86	69,232,888	4.44%	3.46% to 2.44%
2003	0.95% to 1.95%	6,033,702	14.12 to 12.56	87,046,104	4.37%	4.20% to 3.19%
2002	0.95% to 1.85%	7,974,078	12.17 to 14.54	110,984,969	3.72%	8.23% to 9.29%
2001	0.95% to 1.85%	7,585,546	11.24 to 13.35	96,862,508	4.69%	6.39% to 7.43%

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class
2005	0.95% to 1.40%	17,951	10.12 to 9.89	181,331	0.00%	6.96% to 6.50%
2004	0.95% to 1.40%	18,556	9.46 to 9.28	175,311	0.00%	9.18% to 8.77%
2003	0.95% to 1.40%	25,870	8.67 to 8.54	223,991	0.00%	29.24% to 28.62%
2002	0.95% to 1.00%	24,455	6.64 to 6.71	163,905	0.00%	-27.45% to -27.04%
2001	0.95% to 1.60%	34,552	9.09 to 9.19	316,794	0.24%	-9.14% to -8.10%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2
2005	0.95% to 2.35%	315,380	$9.96 to 9.27	$3,074,420	0.00%	6.72% to 5.25%
2004	0.95% to 2.35%	349,870	9.33 to 8.81	3,209,635	0.00%	8.92% to 7.46%
2003	0.95% to 2.25%	319,322	8.57 to 8.22	2,702,200	0.00%	29.05% to 27.32%
2002	0.95% to 1.95%	206,142	6.48 to 6.64	1,357,901	0.00%	-28.24% to -27.32%
2001	0.95% to 1.95%	148,920	9.03 to 9.13	1,354,945	0.01%	-9.73% to -8.66%	(a) (b)

Fidelity® VIP III – Balanced Portfolio – Initial Class
2005	1.30% to 1.50%	2,121,755	18.41 to 12.64	38,518,391	2.75%	4.39% to 4.18%
2004	1.30% to 1.50%	2,753,646	17.64 to 12.13	47,900,055	2.14%	4.10% to 3.89%
2003	1.30% to 1.50%	3,444,593	16.94 to 11.68	57,654,257	2.98%	16.19% to 15.96%
2002	1.30% to 1.50%	4,262,434	10.07 to 14.58	61,479,112	3.31%	-10.09% to -9.91%
2001	1.30% to 1.50%	5,526,702	11.20 to 16.18	88,567,556	3.91%	-3.06% to -2.86%

Fidelity® VIP III – Balanced Portfolio – Service Class
2005	0.95% to 1.70%	1,191,624	12.43 to 10.44	14,695,826	2.58%	4.61% to 3.84%
2004	0.95% to 1.70%	1,481,618	11.88 to 10.05	17,485,819	2.01%	4.42% to 3.67%
2003	0.95% to 1.70%	1,671,579	11.38 to 9.69	18,897,936	2.76%	16.41% to 15.55%
2002	0.95% to 1.50%	1,814,362	7.99 to 9.77	17,626,815	3.16%	-10.33% to -9.62%
2001	0.95% to 1.50%	2,135,354	8.89 to 10.81	22,968,602	3.61%	-3.21% to -2.66%

Fidelity® VIP III – Balanced Portfolio – Service Class 2
2005	0.95% to 2.00%	837,180	10.67 to 9.59	8,561,975	2.43%	4.53% to 3.44%
2004	0.95% to 2.00%	986,170	10.20 to 9.28	9,687,488	1.87%	4.15% to 3.09%
2003	0.95% to 2.00%	1,107,853	9.80 to 9.00	10,480,979	2.55%	16.30% to 15.09%
2002	0.95% to 1.95%	1,143,308	7.79 to 8.42	9,326,361	3.07%	-10.87% to -9.80%
2001	0.95% to 1.95%	1,239,800	8.76 to 9.34	11,239,345	2.30%	-3.87% to -2.81%

Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class
2005	0.95% to 1.45%	80,221	8.45 to 8.02	676,589	0.00%	19.83% to 19.28%
2004	0.95% to 1.45%	67,631	7.06 to 6.72	476,398	0.00%	0.31% to -0.16%
2003	0.95% to 1.45%	97,835	7.03 to 6.73	687,328	0.00%	23.99% to 23.39%
2002	0.95% to 1.40%	113,186	5.46 to 5.67	641,374	0.16%	-8.63% to -8.11%
2001	0.95% to 1.40%	125,342	5.97 to 6.17	772,763	0.10%	-29.81% to -29.29%

Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2
2005	0.95% to 2.35%	528,257	8.39 to 7.58	4,271,690	0.00%	19.53% to 17.90%
2004	0.95% to 2.35%	538,971	7.02 to 6.43	3,665,367	0.00%	0.32% to -1.06%
2003	0.95% to 2.25%	571,779	6.99 to 6.52	3,888,328	0.00%	23.73% to 22.13%
2002	0.95% to 1.85%	519,737	5.36 to 5.65	2,870,056	0.18%	-9.55% to -8.43%
2001	0.95% to 1.85%	468,870	5.92 to 6.17	2,838,644	0.10%	-30.28% to -29.29%

Fidelity® VIP III – Growth & Income Portfolio – Initial Class
2005	1.30% to 1.50%	1,195,559	16.28 to 13.48	19,176,656	1.64%	6.24% to 6.02%
2004	1.30% to 1.50%	1,747,812	15.33 to 12.72	26,367,510	0.93%	4.42% to 4.21%
2003	1.30% to 1.50%	2,241,345	14.68 to 12.20	32,448,173	1.23%	22.17% to 21.92%
2002	1.30% to 1.50%	2,571,965	10.01 to 12.01	30,530,496	1.47%	-17.87% to -17.70%
2001	1.30% to 1.50%	3,350,144	12.19 to 14.60	48,279,112	1.39%	-10.12% to -9.94%

Fidelity® VIP III – Growth & Income Portfolio – Service Class
2005	0.95% to 1.70%	2,174,460	12.99 to 10.02	27,981,920	1.50%	6.51% to 5.73%
2004	0.95% to 1.70%	2,762,401	12.20 to 9.48	33,386,094	0.82%	4.75% to 4.01%
2003	0.95% to 1.70%	3,186,392	11.65 to 9.11	36,708,432	1.13%	22.43% to 21.51%
2002	0.95% to 1.50%	3,561,810	7.01 to 9.51	33,518,982	1.37%	-18.16% to -17.48%
2001	0.95% to 1.50%	4,431,368	8.55 to 11.53	50,445,917	1.31%	-10.23% to -9.72%

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2
2005	0.95% to 2.60%	1,809,690	9.92 to 8.67	17,350,338	1.33%	6.38% to 4.64%
2004	0.95% to 2.60%	2,109,708	9.32 to 8.28	19,069,976	0.77%	4.52% to 2.83%
2003	0.95% to 2.45%	2,256,250	8.92 to 8.11	19,586,061	0.95%	22.27% to 20.43%
2002	0.95% to 2.00%	2,031,206	6.74 to 7.29	14,463,378	1.39%	-18.93% to -17.64%
2001	0.95% to 1.80%	2,085,900	8.36 to 8.86	18,097,561	1.09%	-11.11% to -9.88%

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	1.30% to 1.50%	5,330,713	19.27 to 10.06	100,001,156	0.96%	7.48% to 7.26%
2004	1.30% to 1.50%	6,993,903	17.93 to 9.38	122,057,923	0.57%	5.80% to 5.58%
2003	1.30% to 1.50%	9,018,711	16.95 to 8.88	149,392,032	0.82%	28.19% to 27.93%
2002	1.30% to 1.50%	11,062,424	6.94 to 13.22	143,427,725	1.16%	-23.02% to -22.86%
2001	1.30% to 1.50%	15,292,145	9.02 to 17.14	257,389,800	0.40%	-15.71% to -15.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.95% to 1.70%	3,260,503	$9.73 to 7.71	$31,367,116	0.85%	7.83% to 7.05%
2004	0.95% to 1.70%	4,052,469	9.02 to 7.21	36,206,313	0.48%	6.04% to 5.31%
2003	0.95% to 1.70%	4,718,108	8.51 to 6.84	39,725,388	0.63%	28.43% to 27.45%
2002	0.95% to 1.50%	5,326,989	5.23 to 6.62	34,909,704	0.98%	-23.31% to -22.66%
2001	0.95% to 1.50%	6,880,064	6.79 to 8.56	58,328,051	0.26%	-16.01% to -15.26%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2
2005	0.95% to 2.25%	783,699	8.12 to 7.13	6,117,826	0.70%	7.65% to 6.27%
2004	0.95% to 2.25%	1,008,606	7.54 to 6.71	7,337,439	0.34%	5.88% to 4.55%
2003	0.95% to 2.25%	1,135,191	7.12 to 6.42	7,823,843	0.49%	28.18% to 26.48%
2002	0.95% to 1.80%	1,328,408	5.07 to 5.56	7,176,456	0.90%	-23.83% to -22.75%
2001	0.95% to 1.80%	1,663,455	6.66 to 7.19	11,651,717	0.34%	-16.69% to -15.46%

Fidelity® VIP III – Mid Cap Portfolio – Initial Class
2005	1.30%	161,231	32.28	5,204,980	0.00%	16.77%
2004	1.30%	163,205	27.65	4,511,984	0.00%	23.29%
2003	1.30%	147,072	22.42	3,297,769	0.41%	36.84%
2002	1.30%	155,616	16.39	2,550,019	1.00%	-11.00%
2001	1.30%	157,589	18.41	2,901,358	0.00%	-4.48%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2005	0.95% to 1.85%	764,088	32.85 to 28.53	24,976,408	0.00%	17.08% to 16.02%
2004	0.95% to 1.85%	872,164	28.06 to 24.59	24,362,311	0.00%	23.59% to 22.47%
2003	0.95% to 1.85%	950,947	22.70 to 20.08	21,494,305	0.30%	37.21% to 35.96%
2002	0.95% to 1.50%	1,047,270	14.96 to 16.55	17,266,663	0.95%	-11.43% to -10.75%
2001	0.95% to 1.60%	1,331,713	16.86 to 18.54	24,618,561	0.00%	-5.35% to -4.29%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	0.95% to 2.45%	2,895,497	18.82 to 27.42	64,670,558	0.00%	16.90% to 15.24%
2004	0.95% to 2.45%	3,023,221	16.10 to 23.79	58,193,494	0.00%	23.47% to 21.74%
2003	0.95% to 2.45%	2,836,613	13.04 to 19.54	44,434,522	0.21%	36.94% to 34.88%
2002	0.95% to 2.05%	2,143,293	9.24 to 15.07	24,940,094	0.87%	-12.23% to -10.88%
2001	0.95% to 2.05%	2,002,516	10.49 to 16.99	26,713,881	0.00%	-5.69% to -4.44%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.95% to 1.55%	33,515	14.23 to 13.09	469,025	0.00%	1.58% to 1.00%
2004	0.95% to 1.40%	30,201	14.00 to 13.01	421,211	0.00%	12.90% to 12.51%
2003	0.95% to 1.40%	22,081	12.40 to 11.57	272,822	0.00%	56.29% to 55.59%
2002	0.95% to 1.25%	7,968	7.92 to 7.94	63,181	0.00%	-20.78% to -20.64%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	0.95% to 2.40%	517,981	13.39 to 12.69	6,847,740	0.00%	1.46% to 0.01%
2004	0.95% to 2.40%	660,380	13.20 to 12.69	8,639,584	0.00%	12.76% to 11.23%
2003	0.95% to 2.40%	558,223	11.70 to 11.41	6,494,435	0.00%	55.87% to 53.60%
2002	0.95% to 1.95%	108,052	7.43 to 7.51	809,528	0.00%	-25.70% to -24.91%	(a) (b)

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1
2005	0.95% to 1.75%	205,702	12.51 to 12.16	2,558,538	0.99%	2.70% to 1.90%
2004	0.95% to 1.75%	192,350	12.18 to 11.94	2,332,814	0.83%	10.19% to 9.39%
2003	0.95% to 1.75%	103,449	11.06 to 10.91	1,140,788	0.91%	23.69% to 22.70%
2002	0.95% to 1.35%	27,539	8.90 to 8.94	245,943	0.00%	-10.95% to -10.62%	(a) (b)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1
2005	0.95% to 1.55%	37,701	13.15 to 11.91	489,589	1.23%	9.43% to 8.84%
2004	0.95% to 1.55%	40,951	12.02 to 10.94	486,910	1.55%	17.74% to 17.15%
2003	0.95% to 1.55%	23,502	10.21 to 9.34	239,297	1.52%	31.29% to 30.46%
2002	0.95% to 1.35%	5,514	7.76 to 7.77	42,825	0.00%	-22.45% to -22.27%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.95% to 1.55%	19,055	12.81 to 12.69	272,309	1.67%	10.99% to 10.32%
2004	1.10% to 1.55%	6,001	11.53 to 16.33	90,057	2.03%	15.34% to 15.06%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	0.95% to 2.00%	316,954	12.75 to 12.54	4,021,518	1.54%	10.74% to 9.64%
2004	0.95% to 1.90%	119,239	11.51 to 11.44	1,370,721	0.62%	15.15% to 14.43%	(a) (b)

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.95% to 1.75%	87,273	14.11 to 13.33	1,214,778	1.02%	11.04% to 10.21%
2004	0.95% to 1.75%	76,130	12.70 to 12.10	957,220	0.66%	14.63% to 13.81%
2003	0.95% to 1.75%	35,096	11.08 to 10.63	385,335	0.46%	33.37% to 32.29%
2002	0.95% to 1.50%	8,310	8.06 to 8.31	68,339	0.31%	-17.22% to -16.91%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II
2005	0.95% to 2.45%	703,966	$13.35 to 12.63	$9,280,265	0.86%	10.84% to 9.23%
2004	0.95% to 2.45%	703,255	12.04 to 11.56	8,389,511	0.37%	14.41% to 12.78%
2003	0.95% to 2.45%	562,754	10.53 to 10.25	5,887,850	0.29%	33.02% to 31.00%
2002	0.95% to 2.00%	170,381	7.83 to 7.91	1,344,861	0.27%	-21.72% to -20.87%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class II
2005	0.95% to 2.05%	110,899	20.60 to 19.77	2,260,206	0.40%	31.08% to 29.75%
2004	0.95% to 2.30%	134,352	15.72 to 15.13	2,092,732	0.93%	19.29% to 17.83%
2003	0.95% to 2.25%	119,362	13.18 to 12.85	1,563,181	0.38%	63.10% to 60.97%
2002	0.95% to 2.00%	57,258	8.00 to 8.08	461,497	0.19%	-19.96% to -19.21%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class VI
2005	0.95% to 2.10%	515,495	15.46 to 15.18	7,922,885	0.43%	31.23% to 29.85%
2004	0.95% to 2.10%	64,091	11.78 to 11.69	752,656	1.45%	17.83% to 16.93%	(a) (b)

Gartmore GVIT Government Bond Fund – Class I
2005	0.95% to 2.35%	2,172,204	11.49 to 11.39	25,053,840	3.65%	2.29% to 0.86%
2004	0.95% to 2.35%	2,542,383	11.24 to 11.29	28,769,779	5.39%	2.28% to 0.85%
2003	0.95% to 2.30%	2,897,500	10.99 to 11.21	32,173,064	3.85%	1.03% to -0.32%
2002	0.95% to 1.85%	1,894,099	10.79 to 11.45	20,858,722	3.72%	7.82% to 8.75%	(a) (b)

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.95% to 2.45%	1,492,478	13.12 to 12.37	19,230,677	1.82%	6.91% to 5.30%
2004	0.95% to 2.45%	1,598,752	12.28 to 11.75	19,358,099	1.69%	12.94% to 11.23%
2003	0.95% to 2.40%	1,174,265	10.87 to 10.48	12,659,702	1.33%	30.62% to 28.70%
2002	0.95% to 1.80%	255,545	8.17 to 8.32	2,116,196	0.77%	-17.63% to -16.79%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.95% to 2.30%	3,011,800	11.29 to 10.71	33,553,690	2.71%	2.33% to 0.96%
2004	0.95% to 2.25%	3,386,624	11.03 to 10.62	36,988,477	2.33%	3.66% to 2.33%
2003	0.95% to 2.25%	3,348,427	10.64 to 10.38	35,404,679	2.78%	6.88% to 5.50%
2002	0.95% to 1.85%	881,738	9.84 to 9.96	8,755,969	2.20%	-1.62% to -0.43%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	0.95% to 2.55%	12,538,745	12.24 to 11.45	151,174,293	2.28%	4.35% to 2.70%
2004	0.95% to 2.55%	12,564,944	11.73 to 11.15	145,739,412	2.05%	8.50% to 6.81%
2003	0.95% to 2.55%	10,125,266	10.81 to 10.44	108,655,956	1.99%	18.91% to 17.00%
2002	0.95% to 2.10%	2,265,379	8.95 to 9.09	20,515,389	1.47%	-10.15% to -9.09%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.95% to 2.45%	4,881,060	12.79 to 11.99	61,425,240	2.01%	6.06% to 4.50%
2004	0.95% to 2.45%	5,001,910	12.06 to 11.47	59,575,549	1.83%	11.03% to 9.43%
2003	0.95% to 2.40%	3,925,388	10.86 to 11.49	42,285,245	1.50%	25.44% to 23.61%
2002	0.95% to 2.10%	974,155	8.50 to 8.66	8,409,020	1.15%	-14.43% to -13.41%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.95% to 2.45%	4,309,293	11.84 to 11.14	50,341,111	2.54%	3.50% to 1.96%
2004	0.95% to 2.45%	4,640,924	11.44 to 10.93	52,545,545	2.28%	6.14% to 4.58%
2003	0.95% to 2.45%	4,126,406	10.78 to 10.45	44,183,731	2.47%	12.62% to 10.93%
2002	0.95% to 1.85%	1,345,876	9.44 to 9.57	12,841,716	1.92%	-5.43% to -4.28%	(a) (b)

Gartmore GVIT Money Market Fund – Class I
2005	0.95% to 2.45%	2,761,373	10.14 to 9.65	27,838,808	2.94%	1.70% to 0.17%
2004	0.95% to 2.45%	2,157,270	9.97 to 9.63	21,464,980	0.91%	-0.15% to -1.66%
2003	0.95% to 2.10%	2,346,235	9.99 to 9.90	23,492,068	0.55%	-0.33% to -1.48%
2002	0.95% to 1.85%	3,211,806	9.94 to 10.20	32,559,252	0.89%	-1.02% to 0.22%	(a) (b)

Gartmore GVIT Small Cap Growth Fund – Class II
2005	0.95% to 2.45%	359,454	11.40 to 10.74	4,055,386	0.00%	6.71% to 5.16%
2004	0.95% to 2.45%	388,541	10.68 to 10.22	4,117,381	0.00%	12.09% to 10.46%
2003	0.95% to 2.45%	366,267	9.53 to 9.25	3,471,151	0.00%	32.79% to 30.74%
2002	0.95% to 2.00%	167,244	7.07 to 7.17	1,197,349	0.00%	-29.27% to -28.25%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.95% to 1.75%	44,709	14.16 to 12.31	618,890	0.07%	2.10% to 1.32%
2004	0.95% to 1.75%	43,060	13.87 to 12.14	586,761	0.00%	16.18% to 15.39%
2003	0.95% to 1.65%	23,228	11.93 to 10.55	266,670	0.00%	55.37% to 54.26%
2002	0.95% to 1.20%	1,074	6.87 to 7.67	8,098	0.02%	-23.44% to -23.26%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Small Cap Value Fund – Class II
2005	0.95% to 2.30%	589,896	$13.04 to 12.41	$7,581,428	0.00%	1.81% to 0.47%
2004	0.95% to 2.30%	647,848	12.81 to 12.35	8,216,175	0.00%	15.89% to 14.44%
2003	0.95% to 2.30%	559,038	11.05 to 10.79	6,135,019	0.00%	54.96% to 52.83%
2002	0.95% to 1.85%	112,208	7.07 to 7.13	799,034	0.00%	-29.32% to -28.67%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.95% to 1.75%	57,587	15.09 to 13.74	842,067	0.00%	11.25% to 10.43%
2004	0.95% to 1.75%	60,409	13.56 to 12.44	797,491	0.00%	17.89% to 17.06%
2003	0.95% to 1.65%	39,888	11.50 to 10.66	451,750	0.00%	39.68% to 38.70%
2002	0.95% to 1.35%	4,671	8.22 to 8.23	38,430	0.00%	-17.84% to -17.65%	(a) (b)

Gartmore GVIT Small Company Fund – Class II
2005	0.95% to 2.10%	488,900	15.36 to 14.71	7,418,169	0.00%	10.94% to 9.74%
2004	0.95% to 2.05%	481,110	13.85 to 13.42	6,610,549	0.00%	17.66% to 16.47%
2003	0.95% to 2.05%	371,625	11.77 to 11.52	4,351,383	0.00%	39.28% to 37.74%
2002	0.95% to 2.00%	135,334	8.37 to 8.45	1,141,193	0.00%	-16.34% to -15.50%	(a) (b)

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.25%	72,507	15.63 to 15.11	1,119,448	1.63%	9.86% to 8.49%
2004	0.95% to 2.30%	37,195	14.22 to 13.92	524,905	1.87%	16.35% to 14.86%
2003	0.95% to 2.25%	12,354	12.22 to 12.12	150,570	0.15%	22.24% to 21.21%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	0.95% to 2.60%	505,183	10.16 to 9.52	5,040,207	0.14%	3.24% to 1.56%
2004	0.95% to 2.60%	581,820	9.85 to 9.38	5,650,930	0.00%	7.95% to 6.20%
2003	0.95% to 2.45%	483,758	9.12 to 8.85	4,379,571	0.00%	21.44% to 19.57%
2002	0.95% to 2.10%	137,254	7.41 to 7.51	1,026,789	0.00%	-25.95% to -24.90%	(a) (b)

MFS® VIT – Mid Cap Growth Series – Service Class
2005	0.95% to 2.45%	752,964	9.94 to 9.36	7,361,213	0.00%	1.88% to 0.37%
2004	0.95% to 2.45%	890,831	9.76 to 9.33	8,579,778	0.00%	13.29% to 11.67%
2003	0.95% to 2.45%	782,319	8.61 to 8.35	6,682,965	0.00%	35.31% to 33.20%
2002	0.95% to 2.10%	284,611	6.27 to 6.36	1,804,391	0.00%	-37.29% to -36.35%	(a) (b)

MFS® VIT – New Discovery Series – Service Class
2005	0.95% to 2.45%	418,960	10.47 to 9.87	4,327,051	0.00%	4.04% to 2.49%
2004	0.95% to 2.45%	467,317	10.06 to 9.63	4,654,247	0.00%	5.20% to 3.67%
2003	0.95% to 2.70%	516,432	9.57 to 9.24	4,906,118	0.00%	32.16% to 29.79%
2002	0.95% to 2.25%	190,543	7.12 to 7.24	1,374,831	0.00%	-28.79% to -27.61%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	0.95% to 2.25%	655,457	12.72 to 12.09	8,205,992	0.71%	5.46% to 4.13%
2004	0.95% to 2.25%	638,853	12.06 to 11.61	7,612,804	0.40%	13.73% to 12.33%
2003	0.95% to 2.15%	567,227	10.60 to 10.36	5,972,049	0.13%	23.52% to 22.01%
2002	0.95% to 1.95%	221,613	8.50 to 8.58	1,894,709	0.00%	-15.00% to -14.18%	(a) (b)

MTB Group of Funds – Large Cap Growth Fund II
2005	0.95% to 1.65%	258,535	10.16 to 9.90	2,609,972	0.39%	1.05% to 0.35%
2004	0.95% to 1.65%	255,689	10.05 to 9.87	2,559,023	0.69%	4.16% to 3.47%
2003	0.95% to 1.65%	171,147	9.65 to 9.54	1,647,299	0.11%	16.23% to 15.39%
2002	0.95% to 1.35%	56,581	8.27 to 8.30	469,174	0.00%	-17.28% to -16.96%	(a) (b)

MTB Group of Funds – Large Cap Value Fund II
2005	0.95% to 1.65%	253,241	12.48 to 12.18	3,136,386	0.86%	9.24% to 8.52%
2004	0.95% to 1.65%	254,337	11.43 to 11.22	2,889,581	1.30%	8.54% to 7.86%
2003	0.95% to 1.65%	164,487	10.53 to 10.40	1,724,915	0.94%	32.18% to 31.24%
2002	0.95% to 1.35%	65,516	7.93 to 7.97	520,862	0.21%	-20.67% to -20.35%	(a) (b)

MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares
2005	0.95% to 1.85%	2,677,871	11.64 to 11.27	30,955,882	1.45%	3.01% to 2.10%
2004	0.95% to 1.85%	2,900,167	11.30 to 11.04	32,607,560	1.40%	4.93% to 4.03%
2003	0.95% to 1.85%	2,168,937	10.77 to 10.61	23,287,184	0.97%	16.17% to 15.13%
2002	0.95% to 1.55%	715,334	9.22 to 9.27	6,621,646	0.23%	-7.75% to -7.31%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class
2005	0.95% to 1.80%	34,175	11.97 to 14.29	434,178	0.00%	5.84% to 4.99%
2004	0.95% to 2.05%	10,971	11.31 to 13.56	132,457	0.00%	13.12% to 12.33%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	0.95% to 2.60%	1,568,318	$10.99 to 10.30	$16,987,573	0.75%	3.87% to 2.17%
2004	0.95% to 2.60%	1,746,466	10.58 to 10.08	18,254,140	0.23%	5.60% to 3.92%
2003	0.95% to 2.70%	1,504,622	10.02 to 9.68	14,953,724	0.21%	29.45% to 27.14%
2002	0.95% to 2.25%	514,036	7.61 to 7.74	3,964,545	0.01%	-23.87% to -22.62%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.95% to 1.75%	29,188	13.12 to 18.71	422,009	0.60%	13.25% to 12.42%
2004	0.95% to 1.75%	14,284	11.59 to 16.64	171,919	0.00%	15.86% to 15.31%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.45%	879,877	13.07 to 12.75	11,434,623	0.68%	12.97% to 11.34%
2004	0.95% to 2.45%	436,362	11.57 to 11.45	5,036,591	0.00%	15.69% to 14.54%	(a) (b)

Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.95% to 1.55%	51,252	15.00 to 13.39	758,088	1.00%	13.22% to 12.62%
2004	0.95% to 1.55%	55,720	13.25 to 11.89	729,261	1.35%	18.03% to 17.45%
2003	0.95% to 1.75%	38,245	11.22 to 10.07	423,082	0.25%	41.66% to 40.49%
2002	0.95% to 1.10%	5,633	7.91 to 7.92	44,600	0.00%	-20.85% to -20.78%	(a) (b)

Oppenheimer Global Securities Fund/VA – Service Class
2005	0.95% to 2.20%	643,114	14.88 to 14.19	9,463,471	0.85%	12.98% to 11.63%
2004	0.95% to 2.20%	764,881	13.17 to 12.71	9,987,023	1.31%	17.75% to 16.39%
2003	0.95% to 2.45%	1,001,034	11.19 to 10.87	11,125,344	0.77%	41.50% to 39.33%
2002	0.95% to 2.10%	462,585	7.80 to 7.91	3,647,480	0.00%	-22.01% to -20.93%	(a) (b)

Oppenheimer High Income Fund/VA – Initial Class
2005	0.95% to 1.65%	154,663	12.94 to 12.63	1,991,825	6.26%	1.34% to 0.66%
2004	0.95% to 1.75%	153,260	12.77 to 12.52	1,949,978	5.81%	7.93% to 7.12%
2003	0.95% to 1.65%	112,870	11.83 to 11.70	1,332,616	3.41%	22.78% to 21.97%
2002	0.95% to 1.35%	21,980	9.61 to 9.64	211,638	0.00%	-3.86% to -3.63%	(a) (b)

Oppenheimer Main Street Fund® /VA – Service Class
2005	0.95% to 2.45%	1,540,005	11.60 to 10.94	17,621,199	1.17%	4.74% to 3.19%
2004	0.95% to 2.45%	1,636,694	11.08 to 10.60	17,941,496	0.68%	8.11% to 6.55%
2003	0.95% to 2.45%	1,412,782	10.24 to 9.95	14,373,700	0.56%	25.24% to 23.32%
2002	0.95% to 2.10%	443,060	8.07 to 8.18	3,613,964	0.01%	-19.31% to -18.20%	(a) (b)

Oppenheimer Main Street Small Cap Fund® /VA – Initial Class
2005	0.95% to 1.65%	58,089	15.40 to 15.04	890,665	0.00%	8.88% to 8.18%
2004	0.95% to 1.65%	59,126	14.15 to 13.90	833,668	0.00%	18.29% to 17.57%
2003	0.95% to 1.65%	39,780	11.96 to 11.82	474,752	0.00%	42.99% to 42.00%
2002	0.95% to 1.20%	7,916	8.35 to 8.36	66,169	0.00%	-16.48% to -16.36%	(a) (b)

Oppenheimer Strategic Bond Fund/VA – Service Class
2005	0.95% to 2.30%	1,564,648	13.32 to 12.64	20,572,689	4.14%	1.51% to 0.16%
2004	0.95% to 2.20%	1,419,627	13.12 to 12.66	18,439,937	4.76%	7.40% to 6.10%
2003	0.95% to 2.10%	1,241,682	12.21 to 11.96	15,070,705	3.80%	16.05% to 14.76%
2002	0.95% to 1.85%	393,065	10.40 to 10.52	4,126,784	0.08%	4.00% to 5.24%	(a) (b)

Putnam VT Growth & Income Fund – IB Shares
2005	0.95% to 2.30%	69,841	14.16 to 13.31	976,101	1.53%	4.23% to 2.85%
2004	0.95% to 2.15%	61,063	13.59 to 12.99	821,625	1.34%	10.06% to 8.81%
2003	0.95% to 2.10%	43,738	12.35 to 11.95	537,504	0.00%	23.46% to 22.55%	(a) (b)

Putnam VT International Equity Fund – IB Shares
2005	0.95% to 1.70%	34,163	13.24 to 12.90	449,421	1.28%	11.13% to 10.37%
2004	0.95% to 1.70%	44,398	11.92 to 11.69	526,429	1.99%	15.09% to 14.32%
2003	0.95% to 1.70%	32,137	10.35 to 10.22	331,951	0.64%	27.31% to 26.31%
2002	0.95% to 1.35%	10,482	8.11 to 8.13	85,177	0.00%	-18.86% to -18.67%	(a) (b)

Putnam VT Small Cap Value – IB Shares
2005	0.95% to 1.50%	34,690	15.25 to 14.95	525,776	0.17%	6.02% to 5.43%
2004	0.95% to 1.50%	33,428	14.38 to 14.18	478,686	0.31%	25.02% to 24.32%
2003	0.95% to 1.40%	28,092	11.51 to 11.42	322,508	0.30%	48.23% to 47.54%
2002	0.95% to 1.35%	12,608	7.74 to 7.76	97,793	0.00%	-22.56% to -22.38%	(a) (b)

Putnam VT Voyager II Fund – IB Shares
2005	0.95% to 2.25%	87,931	11.08 to 10.57	963,628	0.68%	4.69% to 3.34%
2004	0.95% to 2.25%	94,158	10.58 to 10.23	989,007	0.23%	4.03% to 2.72%
2003	0.95% to 2.05%	72,604	10.17 to 9.99	735,625	0.14%	23.72% to 22.34%
2002	0.95% to 1.50%	14,682	8.20 to 8.22	120,649	0.00%	-18.03% to -17.77%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
STI Classic Variable Trust – Capital Appreciation Fund
2005	0.95% to 1.85%	23,224	$12.34 to 11.98	$281,902	0.14%	-1.84% to 2.73%
2004	0.95% to 1.85%	23,732	12.57 to 12.32	294,980	0.25%	5.74% to 4.78%
2003	1.45% to 1.80%	12,594	11.82 to 11.77	148,676	0.00%	16.73% to 16.32%

STI Classic Variable Trust – International Equity Fund
2005	0.95% to 1.10%	566	18.94 to 18.84	10,673	1.57%	11.89% to 11.72%
2004	0.95% to 1.10%	1,409	16.92 to 16.87	23,770	2.96%	18.21% to 18.03%
2003	0.95%	78	14.32	1,117	0.00%	36.01%

STI Classic Variable Trust – Investment Grade Bond Fund
2005	1.55%	630	10.78	6,791	3.91%	0.63%
2004	1.55%	630	10.71	6,749	4.50%	2.56%

STI Classic Variable Trust – Large Cap Relative Value Fund
2005	0.95% to 1.80%	4,035	16.20 to 15.75	64,473	0.91%	7.99% to 7.07%
2004	0.95% to 1.80%	4,514	15.00 to 14.71	67,120	1.00%	13.22% to 12.24%
2003	0.95% to 1.80%	5,829	13.25 to 13.11	77,021	0.64%	25.29% to 24.21%

STI Classic Variable Trust – Large Cap Value Equity Fund
2005	0.95% to 1.90%	17,455	15.56 to 15.11	267,277	1.56%	2.77% to 1.83%
2004	0.95% to 1.90%	19,347	15.14 to 14.84	289,809	1.75%	14.20% to 13.20%
2003	1.15% to 1.80%	10,956	13.22 to 13.12	144,387	1.03%	21.70% to 20.91%

STI Classic Variable Trust – Mid Cap Equity Fund
2005	0.95% to 1.85%	10,525	17.32 to 16.82	179,338	0.45%	13.24% to 12.21%
2004	0.95% to 1.85%	11,875	15.30 to 14.99	179,646	0.79%	15.71% to 14.66%
2003	0.95% to 1.80%	7,474	13.22 to 13.08	98,167	0.74%	28.49% to 27.39%

STI Classic Variable Trust – Small Cap Value Equity Fund
2005	0.95% to 1.40%	5,562	20.19 to 19.95	111,810	0.44%	10.84% to 10.42%
2004	0.95% to 1.40%	5,605	18.22 to 18.07	101,799	0.22%	23.01% to 22.59%
2003	0.95% to 1.40%	1,520	14.81 to 14.74	22,410	0.01%	37.12% to 36.60%

Van Kampen LIT – Comstock Portfolio – Class II
2005	0.95% to 2.45%	1,726,728	12.53 to 11.82	21,358,501	0.95%	3.12% to 1.61%
2004	0.95% to 2.45%	1,737,181	12.15 to 11.64	20,902,268	0.72%	16.31% to 14.66%
2003	0.95% to 2.45%	1,350,669	10.45 to 10.15	14,017,694	0.55%	29.53% to 27.56%
2002	0.95% to 2.10%	555,025	7.96 to 8.07	4,464,450	0.01%	-20.44% to -19.33%	(a) (b)

Van Kampen LIT – Emerging Growth Portfolio – Class II
2005	0.95% to 2.45%	560,959	9.94 to 9.37	5,485,137	0.01%	6.62% to 5.04%
2004	0.95% to 2.45%	672,641	9.32 to 8.92	6,189,617	0.00%	5.76% to 4.21%
2003	0.95% to 2.45%	688,105	8.81 to 8.55	6,015,661	0.00%	25.83% to 23.87%
2002	0.95% to 2.10%	261,630	6.91 to 7.01	1,825,726	0.00%	-30.94% to -29.95%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	0.95% to 2.15%	216,760	10.77 to 10.43	2,315,489	3.70%	2.95% to 1.72%
2004	0.95% to 2.15%	110,871	10.46 to 10.26	1,155,479	5.10%	3.08% to 1.85%
2003	0.95% to 2.10%	19,930	10.15 to 10.07	201,875	0.00%	1.51% to 0.73%	(a) (b)

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2005	0.95% to 2.30%	211,373	19.97 to 20.38	4,301,409	1.24%	15.65% to 14.19%
2004	0.95% to 2.30%	219,601	17.27 to 17.85	3,871,141	1.38%	34.78% to 33.09%
2003	0.95% to 2.25%	64,808	12.81 to 13.42	846,144	0.00%	28.14% to 27.09%	(a) (b)

2005 Reserves for annuity contracts in payout phase:				785,677

2005 Contract owners’ equity				$1,792,285,677

2004 Reserves for annuity contracts in payout phase:				388,543

2004 Contract owners’ equity				$1,918,111,618

2003 Reserves for annuity contracts in payout phase:				342,070

2003 Contract owners’ equity				$1,862,484,350

2002 Reserves for annuity contracts in payout phase:				390,249

2002 Contract owners’ equity				$1,361,352,650

2001 Reserves for annuity contracts in payout phase:				372,928

2001 Contract owners’ equity				$1,725,843,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-7:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2005.

Statements of Operations for year ended
December 31, 2005.

Statements of Changes in Contract Owners' Equity for Years
ended December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and Subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December 31, 2005 and
2004.

Consolidated Statements of Income for the
years ended December 31, 2005, 2004 and
2003.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2005, 2004 and 2003.

Consolidated Statements of Cash Flows for
the years ended December 31, 2005, 2004 and 2003.

Notes to Consolidated Financial Statements.

(b)	Exhibits

(1)	Resolution of the Depositor's Board of
Directors authorizing the establishment of
the Registrant. *

(2)	Not Applicable

(3)	Underwriting or Distribution contracts
between the Depositor and Principal
Underwriter. *

(4) The form of the variable annuity contract *

(5) Variable Annuity Application *

(6) Articles of Incorporation of Depositor *

(7)	Not Applicable

(8)	Not Applicable

(9) Opinion of Counsel *

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

*Filed previously in connection with this registration statement (SEC File No. 033-82174) and hereby incorporated by reference.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.	Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2006 was 2,302 and 4,960, respectively.

Item 28.	Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-7, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21st day of April, 2006.
NATIONWIDE VARIABLE ACCOUNT-7
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ STEVEN R. SAVINI
Steven R. Savini

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact